UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets
	Aerospace & Defense – 0.9%
10,321	Precision Castparts Corp.	$753,743

	Biotechnology – 2.7%
25,306	Alexion Pharmaceuticals, Inc.(b)	1,040,583
33,395	Myriad Genetics, Inc.(b)	1,190,532

		2,231,115

	Capital Markets – 5.9%
26,942	Affiliated Managers Group, Inc.(b)	1,567,755
61,592	Eaton Vance Corp.	1,647,586
146,541	Janus Capital Group, Inc.	1,670,567

		4,885,908

	Commercial Banks – 2.9%
33,159	City National Corp.	1,221,246
97,913	First Horizon National Corp.(b)	1,174,959

		2,396,205

	Commercial Services & Supplies – 3.4%
24,078	Stericycle, Inc.(b)	1,240,740
55,968	Tetra Tech, Inc.(b)	1,603,483

		2,844,223

	Communications Equipment – 6.6%
167,744	Brocade Communications Systems, Inc.(b)	1,311,758
54,643	Juniper Networks, Inc.(b)	1,289,575
88,870	Palm, Inc.(b)	1,472,576
59,616	Riverbed Technology, Inc.(b)	1,382,495

		5,456,404

	Computers & Peripherals – 1.5%
33,248	Synaptics, Inc.(b)	1,285,035

	Construction & Engineering – 3.3%
46,305	Aecom Technology Corp.(b)	1,481,760
55,031	Quanta Services, Inc.(b)	1,272,867

		2,754,627

	Containers & Packaging – 1.5%
51,355	Crown Holdings, Inc.(b)	1,239,710

	Diversified Consumer Services – 1.0%
12,798	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	862,073

	Energy Equipment & Services – 2.9%
77,380	Nabors Industries Ltd.(b)	1,205,581
59,715	Weatherford International Ltd.(b)	1,168,025

		2,373,606

	Food Products – 1.3%
18,304	Green Mountain Coffee Roasters, Inc.(b)	1,082,133

	Health Care Equipment & Supplies – 4.9%
20,315	Edwards Lifesciences Corp.(b)	1,382,029
8,487	Intuitive Surgical, Inc.(b)	1,388,982
31,856	St. Jude Medical, Inc.(b)	1,309,282

		4,080,293

	Health Care Providers & Services – 1.6%
32,682	HMS Holdings Corp.(b)	1,330,811

	Health Care Technology – 1.1%
56,370	Allscripts-Misys Healthcare Solutions, Inc.	894,028

	Hotels, Restaurants & Leisure – 6.9%
32,692	Ctrip.com International Ltd., ADR(b)	1,513,640
51,413	Penn National Gaming, Inc.(b)	1,496,632
92,695	Starbucks Corp.(b)	1,287,534
41,105	Wynn Resorts Ltd.(b)	1,451,006

		5,748,812

	Internet & Catalog Retail – 3.7%
33,243	NetFlix, Inc.(b)	1,374,266
14,999	Priceline.com, Inc.(b)	1,673,138

		3,047,404

	Internet Software & Services – 1.9%
37,250	VistaPrint Ltd.(b)	1,588,713

	Life Sciences Tools & Services – 4.3%
34,723	Illumina, Inc.(b)	1,352,114
29,846	Life Technologies Corp.(b)	1,245,175
12,304	Mettler-Toledo International, Inc.(b)	949,253

		3,546,542

	Machinery – 3.8%
66,781	Bucyrus International, Inc.(c)	1,907,266
17,883	Flowserve Corp.	1,248,412

		3,155,678

	Metals & Mining – 6.2%
33,059	Freeport-McMoRan Copper & Gold, Inc.(c)	1,656,586
144,105	Steel Dynamics, Inc.	2,122,667
83,615	Teck Resources Ltd., Class B(b)	1,332,823

		5,112,076

	Oil, Gas & Consumable Fuels – 5.1%
45,751	Concho Resources, Inc.(b)	1,312,596
74,376	Massey Energy Co.	1,453,307
67,523	Petrohawk Energy Corp.(b)	1,505,763

		4,271,666

	Personal Products – 2.7%
47,431	Alberto-Culver Co.	1,206,170
31,853	Mead Johnson Nutrition Co., Class A(b)	1,011,970

		2,218,140

	Semiconductors & Semiconductor Equipment – 6.8%
59,161	Broadcom Corp., Class A(b)	1,466,601
139,305	Cypress Semiconductor Corp.(b)	1,281,606
122,147	Marvell Technology Group Ltd.(b)	1,421,791
37,997	Silicon Laboratories, Inc.(b)	1,441,606

		5,611,604

	Software – 8.0%
41,406	ANSYS, Inc.(b)	1,290,211
40,950	Citrix Systems, Inc.(b)	1,305,896
27,466	Concur Technologies, Inc.(b)	853,643
33,023	McAfee, Inc.(b)	1,393,240
46,280	Salesforce.com, Inc.(b)	1,766,508

		6,609,498

	Specialty Retail – 6.2%
36,479	Aeropostale, Inc.(b)	1,250,135
86,663	American Eagle Outfitters, Inc.	1,228,015
56,538	Guess?, Inc.	1,457,550
32,738	O’Reilly Automotive, Inc.(b)	1,246,663

		5,182,363

	Wireless Telecommunication Services – 1.4%
21,035	Millicom International Cellular SA(b)	1,183,429

1

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

	Description	Value (†)
	Total Common Stocks (Identified Cost $73,778,828)	$81,745,839

Contracts
Put Options – 0.2%
320	Bucyrus International, Inc. expiring October 17, 2009 at 25(d)	82,400
163	Freeport-McMoRan Copper & Gold, Inc. expiring August 22, 2009 at 48(d)	58,680

	Total Put Options (Identified Cost $221,545)	141,080

Principal Amount
Short-Term Investments – 2.9%
$2,409,459	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $2,409,459 on 7/01/2009 collateralized by $2,300,000 Federal Home Loan Bank, 5.625% due 6/11/2021 valued at $2,461,000 including accrued interest(e) (Identified Cost $2,409,459)	2,409,459
	Total Investments - 101.6% (Identified Cost $76,409,832)(a)	84,296,378
	Other assets less liabilities — (1.6)%	(1,295,028)

	Net Assets — 100.0%	$83,001,350

Contracts
Call Options Written – (0.1)%
320	Bucyrus International, Inc. expiring October 17, 2009 at 35(d)	(58,400)
163	Freeport-McMoRan Copper & Gold, Inc. expiring August 22, 2009 at 65(d)	(12,307)

	Total Call Options Written (Premium Received $58,049)	$(70,707)

Put Options Written – (0.1)%
320	Bucyrus International, Inc. expiring October 17, 2009 at 20(d)	(34,400)
163	Freeport-McMoRan Copper & Gold, Inc. expiring August 22, 2009 at 40(d)	(18,337)

	Total Put Options Written (Premium Received $93,965)	$(52,737)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange – traded single equity option contracts are valued at the mean of the National Best Bid and offer quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2009, the net unrealized appreciation on investments based on a cost of $76,409,832 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,063,946
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,177,400)

Net unrealized appreciation	$7,886,546

At September 30, 2008, the Fund had a capital loss carryforward of approximately $86,273,160 of which, $65,130,772 expires on September 30, 2010 and $21,142,388 expires on September 30, 2011. At September 30, 2008 post-October capital loss deferrals were $18,347,531. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	All or portion of this security is held as collateral for outstanding call options.

(d)	The Fund may enter into option contracts. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 09/30/2008	—	$—
Options written	22,673	2,877,525
Options terminated in closing purchase transactions	(21,707)	(2,725,511)
Options expired unexercised	—	—

Outstanding at 06/30/2009	966	$152,014

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•

Level 2 – prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks*	$81,745,839	$—	$—	$81,745,839
Put Options	141,080	—	—	141,080
Short-Term Investments	2,409,459	—	—	2,409,459

Total	$84,296,378	$—	$—	$84,296,378

*	Major categories of the Fund’s investments are included above.

3

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options Written	$(70,707)	$—	$—	$(70,707)
Put Options Written	(52,737)	—	—	(52,737)

Total	$(123,444)	$—	$—	$(123,444)

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective April 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes.

Net Asset Summary at June 30, 2009 (Unaudited)

Software	8.0%
Hotels, Restaurants & Leisure	6.9
Semiconductors & Semiconductor Equipment	6.8
Communications Equipment	6.6
Specialty Retail	6.2
Metals & Mining	6.2
Capital Markets	5.9
Oil, Gas & Consumable Fuels	5.1
Health Care Equipment & Supplies	4.9
Life Sciences Tools & Services	4.3
Machinery	3.8
Internet & Catalog Retail	3.7
Commercial Services & Supplies	3.4
Construction & Engineering	3.3
Commercial Banks	2.9
Energy Equipment & Services	2.9
Biotechnology	2.7
Personal Products	2.7
Other Investments, less than 2% each	12.4
Short-Term Investments	2.9

Total Investments	101.6
Other assets less liabilities (including Options Written)	(1.6)

Net Assets	100.0

4

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 54.1% of Net Assets
	Australia – 0.4%
33,506	CSL Ltd.	$866,335

	Brazil – 4.7%
319,600	BM&F BOVESPA SA	1,921,351
171,600	Natura Cosmeticos SA	2,264,647
196,800	Petroleo Brasileiro SA	4,026,391
76,222	Vale SA, Sponsered ADR	1,343,794

		9,556,183

	Canada – 0.8%
23,977	Research In Motion Ltd.(b)	1,703,566

	Cayman Islands – 0.6%
2,051,000	Want Want China Holdings Ltd.	1,145,261

	Chile – 1.1%
59,133	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,140,023

	China – 3.7%
1,080,000	China National Building Material Co. Ltd., Class H	2,076,465
1,778,880	China Overseas Land & Investment Ltd.	4,078,265
1,702,000	Dongfeng Motor Group Co. Ltd., Class H	1,436,302

		7,591,032

	Finland – 0.5%
72,751	Nokia Oyj, Sponsored ADR	1,060,709

	Germany – 1.0%
30,489	Siemens AG (Registered)	2,108,379

	Hong Kong – 1.1%
138,700	Hong Kong Exchanges and Clearing Ltd.	2,145,592

	Ireland – 0.5%
25,946	Covidien PLC	971,418

	Japan – 0.9%
67,900	Honda Motor Co. Ltd.	1,867,986

	Korea – 0.8%
3,639	Samsung Electronics Co. Ltd.	1,682,545

	Spain – 1.4%
52,875	Gamesa Corp Tecnologica SA	1,008,064
39,484	Industria de Diseno Textil SA	1,900,241

		2,908,305

	Switzerland – 2.5%
188,773	ABB Ltd. (Registered)	2,986,321
47,187	Credit Suisse Group AG	2,161,918

		5,148,239

	Taiwan – 0.6%
97,000	MediaTek, Inc.	1,151,626

	Turkey – 0.8%
46,363	BIM Birlesik Magazalar A/S	1,617,568

	United Kingdom – 3.7%
97,786	BG Group PLC	1,646,686
106,336	Capita Group PLC	1,253,784
249,238	Standard Chartered PLC	4,686,429

		7,586,899

	United States – 29.0%
35,989	Abbott Laboratories	1,692,923
34,858	Amazon.com, Inc.(b)	2,916,220
42,040	Apple, Inc.(b)	5,987,757
145,976	Bank of America Corp.	1,926,883
68,296	Broadcom Corp., Class A(b)	1,693,058
90,730	Cisco Systems, Inc.(b)	1,691,207
92,200	Corning, Inc.	1,480,732
16,770	First Solar, Inc.(b)	2,718,752
27,285	Freeport-McMoRan Copper & Gold, Inc.	1,367,251
22,674	Goldman Sachs Group, Inc. (The)	3,343,055
33,720	Goodrich Corp.	1,684,988
7,004	Google, Inc., Class A(b)	2,952,816
18,348	International Business Machines Corp.	1,915,898
83,551	JPMorgan Chase & Co.	2,849,925
61,157	McAfee, Inc.(b)	2,580,214
136,000	Oracle Corp.	2,913,120
17,270	Priceline.com, Inc.(b)	1,926,469
97,155	QUALCOMM, Inc.	4,391,406
29,351	Range Resources Corp.	1,215,425
63,389	Southwestern Energy Co.(b)	2,462,663
27,140	Union Pacific Corp.	1,412,908
23,750	URS Corp.(b)	1,176,100
26,818	Vertex Pharmaceuticals, Inc.(b)	955,794
48,035	Visa, Inc., Class A	2,990,659
134,608	Wells Fargo & Co.	3,265,590

		59,511,813

	Total Common Stocks (Identified Cost $103,920,271)	110,763,479

Principal Amount (‡)
Bonds and Notes – 41.9%
Non-Convertible Bonds – 41.1%
	Argentina – 0.2%
$570,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	416,100

	Australia – 0.1%
230,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	193,376

	Austria – 0.0%
37,000	Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A	15,540

	Bermuda – 0.1%
100,000	Noble Group Ltd., 8.500%, 5/30/2013, 144A	95,000
200,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	203,475

		298,475

	Brazil – 0.7%
200,000	Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A	200,400
1,467,114	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2010, (BRL)	756,765
450,000	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2014, (BRL)	201,439
170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	139,400

1

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Brazil – continued
$36,000	Republic of Brazil, 7.125%, 1/20/2037	$39,060
100,000	Telemar Norte Leste SA, 9.500%, 4/23/2019, 144A	108,875

		1,445,939

	Canada – 0.6%
343,000	ArcelorMittal USA Partnership, 9.750%, 4/01/2014	359,375
100,000	Bombardier, Inc., 7.250%, 11/15/2016, (EUR), 144A	119,242
855,000	Canadian Government, 4.500%, 6/01/2015, (CAD)	806,309
25,000	Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, (CAD), 144A	21,966
50,000	Nortel Networks Ltd., 6.875%, 9/01/2023(c)	6,375

		1,313,267

	Cayman Islands – 1.2%
360,000	DASA Finance Corp., 8.750%, 5/29/2018, 144A	354,168
370,000	Embraer Overseas Ltd., 6.375%, 1/24/2017	346,875
100,000	Hutchison Whampoa International 09 Ltd., 7.625%, 4/09/2019, 144A	110,914
100,000	LPG International, Inc., 7.250%, 12/20/2015	100,000
175,000	Odebrecht Finance Ltd., 7.500%, 10/18/2017, 144A	173,687
950,000	Petrobras International Finance Co., 5.875%, 3/01/2018	933,766
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	508,935

		2,528,345

	Colombia – 0.0%
40,000	Republic of Colombia, 8.125%, 5/21/2024	43,600

	France – 0.6%
35,000	Lafarge SA, EMTN, 4.750%, 3/23/2020, (EUR)	39,658
250,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	306,965
130,000	PPR SA, EMTN, 4.000%, 1/29/2013, (EUR)	176,669
240,000	Veolia Environnement, EMTN, 4.000%, 2/12/2016, (EUR)	320,649
25,000	Veolia Environnement, EMTN, 5.125%, 5/24/2022, (EUR)	30,441
100,000	Wendel, 4.375%, 8/09/2017, (EUR)	94,692
200,000	Wendel, 4.875%, 5/26/2016, (EUR)	192,191

		1,161,265

	Germany – 0.3%
200,000	Bertelsmann AG, 4.750%, 9/26/2016, (EUR)	244,051
30,000,000	Kreditanstalt fuer Wiederaufbau, 1.850%, 9/20/2010, (JPY)	314,934
12,000,000	Kreditanstalt fuer Wiederaufbau, 2.050%, 2/16/2026, (JPY)	120,847

		679,832

	India – 0.3%
500,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	439,577
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	77,986

		517,563

	Indonesia – 0.6%
400,000	Indonesia Government International Bond, 6.875%, 1/17/2018	381,000
700,000	Indonesia Government International Bond, 7.750%, 1/17/2038, 144A	637,000
100,000	Indonesia Government International Bond, 11.625%, 3/04/2019, 144A	126,625

		1,144,625

	Ireland – 0.3%
555,000	Elan Financial PLC, 7.750%, 11/15/2011	513,375

	Italy – 0.2%
250,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	285,392
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	129,978

		415,370

	Japan – 0.6%
10,000,000	Japan Finance Corp. for Small and Medium Enterprises, 1.100%, 9/20/2011, (JPY)	104,622
105,000,000	Japan Government, 0.900%, 9/15/2009, (JPY)	1,091,527

		1,196,149

	Korea – 0.6%
400,000	Export-Import Bank of Korea, 8.125%, 1/21/2014	437,852
300,000	Korea Hydro & Nuclear Power Co. Ltd., 6.250%, 6/17/2014, 144A	299,257
460,000	SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A	461,150
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	129,376

		1,327,635

	Luxembourg – 0.1%
125,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	105,576
10,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	8,887

		114,463

	Malaysia – 0.1%
200,000	Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	144,000

2

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Mexico – 0.8%
$340,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	$272,000
295,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	253,700
100,000	(††)	Mexican Bonos, Series MI7, 9.000%, 12/24/2009, (MXN)	773,831
61,000		Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	55,419
330,000		Petroleos Mexicanos, 8.000%, 5/03/2019, 144A	358,050

			1,713,000

		Netherlands – 0.3%
150,000		Cemex Finance Europe BV, 4.750%, 3/05/2014, (EUR)	136,014
150,000		Koninklijke KPN NV, GMTN, 4.750%, 1/17/2017, (EUR)	209,007
100,000		Majapahit Holding BV, 7.250%, 6/28/2017, 144A	85,000
50,000		OI European Group BV, 6.875%, 3/31/2017, (EUR), 144A	61,024
125,000		Wolters Kluwer NV, 6.375%, 4/10/2018, (EUR)	180,859

			671,904

		Norway – 0.6%
635,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	101,084
1,765,000		Norwegian Government, 5.000%, 5/15/2015, (NOK)	294,204
1,885,000		Norwegian Government, 6.000%, 5/16/2011, (NOK)	314,751
2,860,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	500,080

			1,210,119

		South Africa – 0.4%
130,000		Edcon Proprietary Ltd., 4.527%, 6/15/2014, (EUR), 144A(d)	105,775
450,000		Edcon Proprietary Ltd., 4.527%, 6/15/2014, (EUR)(d)	366,144
285,000		Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	357,232

			829,151

		Spain – 0.2%
100,000		Santander Issuances SA Unipersonal, (fixed rate to 9/30/2014, variable rate thereafter), 4.500%, 9/30/2019, (EUR)	122,228
150,000		Santander Issuances SA Unipersonal, EMTN, (fixed rate to 5/29/2014, variable rate thereafter), 4.750%, 5/29/2019, (EUR)	189,471

			311,699

		Supranational – 0.5%
50,000,000		Asia Development Bank, 2.350%, 6/21/2027, (JPY)	509,008
42,000,000		European Investment Bank, 1.250%, 9/20/2012, (JPY)	439,896

			948,904

		Thailand – 0.2%
330,000		True Move Co. Ltd., 10.375%, 8/01/2014	247,500
100,000		True Move Co. Ltd., 10.375%, 8/01/2014, 144A	75,000

			322,500

		United Arab Emirates – 0.7%
400,000		Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	339,043
400,000		Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	399,418
500,000		DP World Ltd., 6.850%, 7/02/2037, 144A	332,500
150,000		Emirate of Abu Dhabi, 5.500%, 4/08/2014, 144A	152,505
250,000		Mubadala Development Co., GMTN, 7.625%, 5/06/2019, 144A	252,500

			1,475,966

		United Kingdom – 0.5%
100,000		BAT International Finance PLC, 5.875%, 3/12/2015, (EUR)	149,333
60,000		BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	98,216
200,000		Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013, (EUR)	270,258
250,000		Standard Chartered Bank, EMTN, 5.875%, 9/26/2017, (EUR)	316,853
100,000		WPP PLC, 6.000%, 4/04/2017, (GBP)	142,509

			977,169

		United States – 29.7%
15,000		Amkor Technology, Inc., 7.750%, 5/15/2013	13,763
155,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	87,963
100,000		Anadarko Petroleum Corp., 5.950%, 9/15/2016	98,662
780,000		Anadarko Petroleum Corp., 6.450%, 9/15/2036	701,154
610,000		Anheuser-Busch Cos., Inc., 4.950%, 1/15/2014	608,526
105,000		Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	97,805
35,000		Anheuser-Busch Cos., Inc., 6.500%, 5/01/2042	31,092
250,000		Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019, 144A	273,414
60,000		Arrow Electronics, Inc., 6.875%, 7/01/2013	61,538
325,000		AT&T, Inc., 6.500%, 9/01/2037	322,351
40,417		Atlas Air, Inc., Series B, 7.680%, 1/02/2014	29,100
145,000		Avnet, Inc., 6.000%, 9/01/2015	133,338
200,000		Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	192,213
400,000,000		Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	321,645
310,000		Borden, Inc., 7.875%, 2/15/2023	86,800

3

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$410,000	Borden, Inc., 8.375%, 4/15/2016	$114,800
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	4,600
30,000	Boston Scientific Corp., 6.400%, 6/15/2016	27,900
60,000	Boston Scientific Corp., 7.000%, 11/15/2035	48,600
50,000	Bristol-Myers Squibb Co., 4.625%, 11/15/2021, (EUR)	67,576
150,000	Bunge Ltd. Finance Corp., 8.500%, 6/15/2019	156,848
700,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.399%, 9/15/2015(d)	667,770
2,335,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.379%, 1/15/2016(d)	2,210,870
5,000	Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018	4,760
320,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	341,341
250,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	308,627
15,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	12,600
70,000	Chesapeake Energy Corp., 6.875%, 1/15/2016	61,775
75,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	60,375
22,000	CIT Group, Inc., 5.400%, 2/13/2012	15,015
112,000	CIT Group, Inc., 5.400%, 3/07/2013	69,413
7,000	CIT Group, Inc., 5.400%, 1/30/2016	3,953
17,000	CIT Group, Inc., 5.600%, 4/27/2011	12,747
153,000	CIT Group, Inc., 5.800%, 10/01/2036	84,915
1,656,000	CIT Group, Inc., 12.000%, 12/18/2018, 144A	803,160
60,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	35,632
7,000	CIT Group, Inc., GMTN, 5.000%, 2/01/2015	4,123
28,000	CIT Group, Inc., MTN, 5.125%, 9/30/2014	16,504
706,000	CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012	483,431
120,000	Citi Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013, (EUR)	165,894
25,000	Colonial Realty LP, 6.050%, 9/01/2016	19,707
1,000,000	Comcast Corp., Class A, 5.650%, 6/15/2035	915,876
68,665	Continental Airlines, Inc., Series 1999-1C, 6.954%, 2/02/2011	67,807
90,000	Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	88,821
190,000	CSX Corp., 6.250%, 3/15/2018	191,625
265,000	Cummins, Inc., 5.650%, 3/01/2098	140,823
160,000	Cummins, Inc., 7.125%, 3/01/2028	128,111
10,000	D.R. Horton, Inc., 5.250%, 2/15/2015	8,300
349,133	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	221,699
348,481	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	223,028
50,000	Dillard’s, Inc., 6.625%, 1/15/2018	28,000
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	24,250
13,000	ESI Tractebel Acquisition Corp., Series B, 7.990%, 12/30/2011	12,643
250,000	Exelon Corp., 4.900%, 6/15/2015	232,771
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	130,500
10,000	Ford Motor Co., 6.625%, 2/15/2028	5,400
1,750,000	Ford Motor Co., 6.625%, 10/01/2028	945,000
15,000	Ford Motor Co., 7.125%, 11/15/2025	8,250
595,000	Ford Motor Co., 7.450%, 7/16/2031	351,050
1,405,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	1,356,037
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	1,809,072
105,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	80,276
170,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	159,787
390,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	373,579
80,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	27,200
45,000	General Electric Capital Corp., 5.625%, 5/01/2018	42,560
8,000,000	General Electric Capital Corp., EMTN, 1.500%, 4/26/2012, (JPY)	77,653
13,000,000	General Electric Capital Corp., GMTN, 1.450%, 11/10/2011, (JPY)	128,002
205,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	162,234
750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	729,652
3,375,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,522,812

4

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$35,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	$27,388
525,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	446,250
505,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	436,825
288,000	GMAC LLC, 6.000%, 12/15/2011, 144A	246,240
129,000	GMAC LLC, 6.625%, 5/15/2012, 144A	107,715
257,000	GMAC LLC, 6.750%, 12/01/2014, 144A	201,745
28,000	GMAC LLC, 6.875%, 9/15/2011, 144A	24,500
60,000	GMAC LLC, 6.875%, 8/28/2012, 144A	50,100
63,000	GMAC LLC, 7.000%, 2/01/2012, 144A	53,424
63,000	GMAC LLC, 7.250%, 3/02/2011, 144A	57,645
55,000	GMAC LLC, 7.500%, 12/31/2013, 144A	42,625
129,000	GMAC LLC, 8.000%, 12/31/2018, 144A	81,915
1,946,000	GMAC LLC, 8.000%, 11/01/2031, 144A	1,362,200
150,000	Goldman Sachs Group, Inc. (The), 1.609%, 5/23/2016, (EUR)(d)	173,767
150,000	Goldman Sachs Group, Inc. (The), 4.750%, 1/28/2014, (EUR)	204,648
1,190,000	Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014	1,196,059
170,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033	158,665
605,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	589,014
285,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	253,363
400,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	520,080
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	127,050
25,000	GTE Corp., 6.940%, 4/15/2028	25,067
20,000	HCA, Inc., 5.750%, 3/15/2014	16,000
55,000	HCA, Inc., 6.250%, 2/15/2013	48,125
90,000	HCA, Inc., 6.375%, 1/15/2015	73,125
15,000	HCA, Inc., 6.500%, 2/15/2016	12,113
40,000	HCA, Inc., 6.750%, 7/15/2013	35,200
225,000	HCA, Inc., 7.050%, 12/01/2027	137,039
245,000	HCA, Inc., 7.190%, 11/15/2015	188,799
90,000	HCA, Inc., 7.500%, 12/15/2023	58,623
250,000	HCA, Inc., 7.500%, 11/06/2033	142,500
1,295,000	HCA, Inc., 7.690%, 6/15/2025	795,269
395,000	HCA, Inc., 8.360%, 4/15/2024	260,778
125,000	HCA, Inc., 8.750%, 11/01/2010, (GBP)	203,593
110,000	HCA, Inc., MTN, 7.580%, 9/15/2025	67,730
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	44,584
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	374,303
260,000	Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	219,700
1,715,000	Home Depot, Inc. (The), 5.875%, 12/16/2036	1,513,083
250,000	iStar Financial, Inc., 5.150%, 3/01/2012	126,250
95,000	iStar Financial, Inc., 5.500%, 6/15/2012	48,213
105,000	iStar Financial, Inc., 5.650%, 9/15/2011	60,900
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	28,000
300,000	iStar Financial, Inc., 5.875%, 3/15/2016	120,000
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	58,000
985,000	iStar Financial, Inc., 8.625%, 6/01/2013	512,200
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	14,700
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	415,625
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,388
125,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	92,515
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	13,238
5,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	3,946
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,349
450,000	Jefferies Group, Inc., 8.500%, 7/15/2019	446,387
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	130,000
15,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	7,800
250,000	Kellwood Co., 7.625%, 10/15/2017(e)	37,500
150,000	Kraft Food, Inc., 6.250%, 3/20/2015, (EUR)	225,241
30,000	Lennar Corp., Series B, 5.125%, 10/01/2010	28,800
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	12,000
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	858,375
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	44,000

5

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		United States – continued
$15,000		Level 3 Financing, Inc., 8.750%, 2/15/2017	$11,400
10,000		Level 3 Financing, Inc., 9.250%, 11/01/2014	8,200
1,000,000		Lubrizol Corp., 6.500%, 10/01/2034	886,289
130,000		MBNA Credit Card Master Note Trust, Series 03A5, 4.150%, 9/19/2012, (EUR)	181,933
150,000		Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	140,630
90,000		MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	93,406
610,000		Morgan Stanley, 4.750%, 4/01/2014	576,200
230,000		Morgan Stanley, 5.375%, 11/14/2013, (GBP)	359,710
1,400,000		Morgan Stanley, 5.375%, 10/15/2015	1,371,791
300,000		Morgan Stanley, EMTN, 5.450%, 1/09/2017	280,135
500,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	466,005
950,000		Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	911,582
100,000		Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	92,000
500,000		New Albertson’s, Inc., 7.450%, 8/01/2029	410,000
50,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	36,500
80,000		News America, Inc., 6.150%, 3/01/2037	67,850
25,000		News America, Inc., 6.400%, 12/15/2035	21,881
925,000		Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	737,687
140,000		Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	115,850
230,000		Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	181,125
250,000		NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	120,625
35,000		Nortel Networks Capital Corp., 7.875%, 6/15/2026(c)	10,938
1,000,000		NRG Energy, Inc., 7.375%, 2/01/2016	946,250
50,000		Ohio Edison Co., 6.875%, 7/15/2036	50,379
150,000		Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	189,385
565,000		Owens Corning, Inc., 6.500%, 12/01/2016	495,258
535,000		Owens Corning, Inc., 7.000%, 12/01/2036	379,171
40,000		Owens-Illinois, Inc., 7.800%, 5/15/2018	37,750
200,000		Philip Morris International, Inc., GMTN, 5.875%, 9/04/2015, (EUR)	299,024
50,000		Pulte Homes, Inc., 5.200%, 2/15/2015	41,750
540,000		Pulte Homes, Inc., 6.000%, 2/15/2035	351,000
695,000		Pulte Homes, Inc., 6.375%, 5/15/2033	458,700
1,335,000		Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,027,950
650,000		Qwest Capital Funding, Inc., 6.875%, 7/15/2028	442,000
400,000		Qwest Capital Funding, Inc., 7.625%, 8/03/2021	306,000
60,000		Qwest Capital Funding, Inc., 7.750%, 2/15/2031	42,600
560,000		Qwest Corp., 6.875%, 9/15/2033	408,800
115,000		Qwest Corp., 7.250%, 9/15/2025	87,975
58,000		R.H. Donnelley Corp., 6.875%, 1/15/2013(c)	2,683
50,000		R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(c)	2,313
60,000		R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(c)	2,775
18,000		R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016(c)	855
735,000		R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(c)	34,913
305,000		R.H. Donnelley, Inc., 11.750%, 5/15/2015, 144A(c)	140,300
80,000		Reynolds American, Inc., 6.750%, 6/15/2017	74,696
20,000		Reynolds American, Inc., 7.250%, 6/15/2037	16,511
1,600	(†††)	SLM Corp., 6.000%, 12/15/2043	23,740
120,000		SLM Corp., MTN, 5.050%, 11/14/2014	92,844
30,000		SLM Corp., MTN, 5.125%, 8/27/2012	25,661
20,000		SLM Corp., Series A, MTN, 4.500%, 7/26/2010	18,900
228,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	184,419
10,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	6,634
115,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	96,071
75,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	60,278
30,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	26,982
20,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	11,800
625,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	534,678
100,000		Southern Natural Gas Co., 7.350%, 2/15/2031	97,221
294,000		Sprint Capital Corp., 6.875%, 11/15/2028	208,740
320,000		Sprint Capital Corp., 6.900%, 5/01/2019	264,800

6

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$110,000	Sprint Capital Corp., 8.750%, 3/15/2032	$88,550
26,000	Sprint Nextel Corp., 6.000%, 12/01/2016	21,255
20,000	Tenet Healthcare Corp., 6.500%, 6/01/2012	19,816
265,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	159,000
23,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	20,700
240,000	Tennessee Gas Pipeline Co., 7.000%, 3/15/2027	229,147
750,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	714,685
250,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	276,659
10,000	Time Warner, Inc., 6.500%, 11/15/2036	8,757
395,000	Time Warner, Inc., 6.625%, 5/15/2029	357,178
160,000	Time Warner, Inc., 6.950%, 1/15/2028	150,305
115,000	Time Warner, Inc., 7.625%, 4/15/2031	111,798
75,000	Time Warner, Inc., 7.700%, 5/01/2032	73,700
105,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	92,965
375,000	Toys R Us, Inc., 7.375%, 10/15/2018	268,125
200,000	Transcontinental Gas Pipe Line Corp., 6.400%, 4/15/2016	205,260
3,150,000	TXU Corp., Series P, 5.550%, 11/15/2014	1,988,973
2,570,000	TXU Corp., Series Q, 6.500%, 11/15/2024	1,287,778
30,000	TXU Corp., Series R, 6.550%, 11/15/2034	14,423
430,000	U.S. Treasury Note, 1.500%, 12/31/2013	414,177
2,320,000	United Rentals North America, Inc., 7.000%, 2/15/2014	1,896,600
840,000	United Rentals North America, Inc., 7.750%, 11/15/2013	722,400
770,000	United States Steel Corp., 6.650%, 6/01/2037	581,755
50,000	USG Corp., 6.300%, 11/15/2016	37,000
230,000	USG Corp., 9.250%, 1/15/2018	195,500
249,000	Verizon Communications, Inc., 5.850%, 9/15/2035	231,595
120,000	Verizon Communications, Inc., 6.400%, 2/15/2038	117,479
5,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	3,704
250,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	243,571
775,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	714,014
135,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(e)	83,529
185,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	239,073
100,000	Williams Cos., Inc. (The), 7.500%, 1/15/2031	88,000
310,000	Williams Cos., Inc. (The), 7.875%, 9/01/2021	305,350
420,000	Xerox Corp., 6.350%, 5/15/2018	374,850
125,000	Xerox Corp., 6.750%, 2/01/2017	113,750
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	18,800

		60,967,158

	Uruguay – 0.6%
36,858,708	Republic of Uruguay, 4.250%, 4/05/2027, (UYU)	1,282,072

	Total Non-Convertible Bonds (Identified Cost $91,002,900)	84,178,561

Convertible Bonds – 0.8%
	United States – 0.8%
430,000	iStar Financial, Inc., 1.708%, 10/01/2012(d)	162,626
365,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	234,056
440,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	308,000
185,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	150,775
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015(e)	230,050
200,000	NII Holdings, Inc., 3.125%, 6/15/2012	153,750
395,000	Valeant Pharmaceuticals International, 3.000%, 8/16/2010	402,406
80,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	83,100

	Total Convertible Bonds (Identified Cost $2,103,807)	1,724,763

	Total Bonds and Notes (Identified Cost $93,106,707)	85,903,324

Bank Loans – 0.1%
	United States – 0.1%
1,958	Dole Food Co., Inc., Credit Link Deposit, 7.979%, 4/12/2013(f)	1,957
1,262	Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(f)	1,261
6,192	Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(f)	6,188
56,597	Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(f)(g)	33,604
159,059	Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(c)(f)	67,004

7

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$40,000	Level 3 Financing, Inc., Tranche A Term Loan, 3.155%, 3/13/2014(f)	$33,079
79,796	Sungard Data Systems, Inc., Tranche A, 2.463%, 2/28/2014(f)	73,751
7,314	Tribune Co., Term Loan X, 5.000%, 4/10/2010(c)(f)	2,452
		219,296

	Total Bank Loans (Identified Cost $282,797)	219,296

Shares
Preferred Stocks – 1.3%
	United States – 0.4%
12,940	Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(b)(h)	15,787
17,500	Federal National Mortgage Association, (fixed rate to 12/31/2012, variable rate thereafter), 8.250%(b)(h)	23,450
820	Lucent Technologies Capital Trust, 7.750%	483,800
682	Preferred Blocker, Inc. 144A, 7.000%	293,303

		816,340

	Brazil – 0.9%
118,556	Itau Unibanco Holding SA, Zero Coupon Bond	1,881,649

	Total Preferred Stocks (Identified Cost $3,023,631)	2,697,989

Principal Amount (‡)
Short-Term Investments – 1.6%
$491	Repurchase Agreement with State Street Corp., dated 6/30/2009 at 0.000%, to be repurchased at $491 on 7/01/2009 collateralized by $5,000 U.S. Treasury Bill, due 10/01/2009 valued at $4,998 including accrued interest(i)	491
3,323,209	Tri-Party Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2009 at 0.000% to be repurchased at $3,323,209 on 7/01/2009 collateralized by $3,210,000 Federal National Mortgage Association, 5.250% due 8/01/2012 valued at $3,394,575 including accrued interest(i)	3,323,209

	Total Short-Term Investments (Identified Cost $3,323,700)	3,323,700

	Total Investments - 99.0% (Identified Cost $203,657,106)(a)	202,907,788
	Other assets less liabilities — 1.0%	2,077,616

	Net Assets — 100.0%	$204,985,404

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily using interpolated prices determined by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At June 30, 2009 approximately 18% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††)	Amount shown represents units. One unit represents a principal amount of 25.

8

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and unrealized gains on passive foreign investment companies. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $203,701,879 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,461,619
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,255,710)

Net unrealized depreciation	$(794,091)

At September 30, 2008 post-October capital loss deferrals were $29,837,961. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	Non-income producing due to bankruptcy filing.

(d)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(e)	Illiquid security. At June 30, 2009, the value of these securities amounted to $351,079 or 0.2% of net assets.

(f)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2009.

(g)	All or a portion of interest payment is paid-in-kind.

(h)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of these securities amounted to $10,546,607 or 5.1% of net assets.
ADR	An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2009, the Fund had no open forward foreign currency contracts.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•

Level 2 – prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$866,335	$—	$866,335
Brazil	9,556,183	—	—	9,556,183
Canada	1,703,566	—	—	1,703,566
Cayman Islands	—	1,145,261	—	1,145,261

9

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Chile	$2,140,023	$—	$—	$2,140,023
China	—	7,591,032	—	7,591,032
Finland	1,060,709	—	—	1,060,709
Germany	—	2,108,379	—	2,108,379
Hong Kong	—	2,145,592	—	2,145,592
Ireland	971,418	—	—	971,418
Japan	—	1,867,986	—	1,867,986
Korea	—	1,682,545	—	1,682,545
Spain	—	2,908,305	—	2,908,305
Switzerland	—	5,148,239	—	5,148,239
Taiwan	—	1,151,626	—	1,151,626
Turkey	—	1,617,568	—	1,617,568
United Kingdom	—	7,586,899	—	7,586,899
United States	59,511,813	—	—	59,511,813

Total Common Stocks	74,943,712	35,819,767	—	110,763,479

Bonds and Notes
Non-Convertible Bonds
Argentina	—	416,100	—	416,100
Australia	—	193,376	—	193,376
Austria	—	15,540	—	15,540
Bermuda	—	298,475	—	298,475
Brazil	—	1,445,939	—	1,445,939
Canada	—	1,306,892	6,375	1,313,267
Cayman Islands	—	2,528,345	—	2,528,345
Colombia	—	43,600	—	43,600
France	—	1,161,265	—	1,161,265
Germany	—	679,832	—	679,832
India	—	517,563	—	517,563
Indonesia	—	1,144,625	—	1,144,625
Ireland	—	513,375	—	513,375
Italy	—	415,370	—	415,370
Japan	—	1,196,149	—	1,196,149
Korea	—	1,327,635	—	1,327,635
Luxembourg	—	114,463	—	114,463
Malaysia	—	144,000	—	144,000
Mexico	—	1,713,000	—	1,713,000
Netherlands	—	671,904	—	671,904
Norway	—	1,210,119	—	1,210,119
South Africa	—	829,151	—	829,151
Spain	—	311,699	—	311,699
Supranational	—	948,904	—	948,904
Thailand	—	322,500	—	322,500
United Arab Emirates	—	1,475,966	—	1,475,966
United Kingdom	—	977,169	—	977,169
United States	—	59,259,941	1,707,217	60,967,158
Uruguay	—	1,282,072	—	1,282,072

Total Non-Convertible Bonds	—	82,464,969	1,713,592	84,178,561

Convertible Bonds
United States	—	1,494,713	230,050	1,724,763

Total Bonds and Notes	—	83,959,682	1,943,642	85,903,324

Bank Loans
United States	—	219,296	—	219,296

Preferred Stocks
United States	15,787	316,753	483,800	816,340
Brazil	1,881,649	—	—	1,881,649

Total Preferred Stocks	1,897,436	316,753	483,800	2,697,989

Short-Term Investments	3,323,700	—	—	3,323,700

Total	$80,164,848	$120,315,498	$2,427,442	$202,907,788

10

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
Canada	$20,000	$122	$—	$(13,747)	$—	$—	$—	$—	$6,375
Colombia	18,333	—	(2,570)	5,049	—	(20,812)	—	—	0
Hong Kong	403,317	66	18,328	3,921	—	(425,632)	—	—	0
Korea	126,420	33	—	2,923	—	—	—	(129,376)	0
Malaysia	96,000	156	—	47,844	—	—	—	(144,000)	0
Thailand	286,939	375	—	35,186	—	—	—	(322,500)	0
United States	1,610,948	49,280	(681,272)	(479,193)	1,521,864	(739,444)	1,544,885	(1,119,851)	1,707,217
Convertible Bonds
United States	—	8	—	19,342	210,700	—	—	—	230,050
Preferred Stocks
United States	381,013	—	—	102,787	—	—	—	—	483,800

Total	$2,942,970	$50,040	$(665,514)	$(275,888)	$1,732,564	$(1,185,888)	$1,544,885	$(1,715,727)	$2,427,442

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective April 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the fund.

Net Asset Summary at June 30, 2009 (Unaudited)

Commercial Banks	4.8%
Oil, Gas & Consumable Fuels	4.6
Banking	4.5
Diversified Financial Services	4.5
Communications Equipment	4.3
Computers & Peripherals	3.9
Electrical Equipment	3.3
Non-Captive Diversified	3.1
Wirelines	2.7
Capital Markets	2.7
Software	2.7
Automotive	2.7
Sovereigns	2.5
Semiconductors & Semiconductor Equipment	2.4
Internet & Catalog Retail	2.4
Electric	2.3
Metals & Mining	2.0
Real Estate Management & Development	2.0
Other Investments, less than 2% each	40.0
Short-Term Investments	1.6

Total Investments	99.0
Other assets less liabilities	1.0

Net assets	100.0%

11

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Currency Exposure at June 30, 2009 as Percentage of Net Assets (Unaudited)

United States Dollar	68.4%
Euro	5.8
Brazilian Real	5.4
Hong Kong Dollar	5.3
British Pound	4.5
Japanese Yen	2.3
Other, less than 2% each	7.3

Total Investments	99.0
Other assets less liabilities	1.0

Net assets	100.0%

12

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 100.4% of Net Assets
	Aerospace & Defense – 3.3%
31,306	Goodrich Corp.	$1,564,361
26,092	Precision Castparts Corp.	1,905,499

		3,469,860

	Biotechnology – 2.3%
52,545	Gilead Sciences, Inc.(b)	2,461,208

	Capital Markets – 4.2%
7,638	BlackRock, Inc.	1,339,858
21,170	Goldman Sachs Group, Inc. (The)	3,121,305

		4,461,163

	Chemicals – 1.6%
23,447	Praxair, Inc.	1,666,378

	Commercial Banks – 3.0%
130,996	Wells Fargo & Co.	3,177,963

	Communications Equipment – 8.5%
126,048	Brocade Communications Systems, Inc.(b)	985,695
184,042	Cisco Systems, Inc.(b)	3,430,543
102,571	QUALCOMM, Inc.	4,636,209

		9,052,447

	Computers & Peripherals – 8.4%
35,291	Apple, Inc.(b)	5,026,497
37,368	International Business Machines Corp.	3,901,967

		8,928,464

	Construction & Engineering – 3.2%
35,133	Fluor Corp.	1,801,972
31,960	URS Corp.(b)	1,582,659

		3,384,631

	Diversified Financial Services – 5.3%
129,556	Bank of America Corp.	1,710,139
13,252	IntercontinentalExchange, Inc.(b)	1,513,908
69,768	JPMorgan Chase & Co.	2,379,787

		5,603,834

	Electrical Equipment – 2.7%
17,835	First Solar, Inc.(b)	2,891,410

	Electronic Equipment Instruments & Components – 2.1%
139,172	Corning, Inc.	2,235,102

	Energy Equipment & Services – 1.0%
19,451	Schlumberger Ltd.	1,052,494

	Health Care Equipment & Supplies – 2.8%
21,806	Baxter International, Inc.	1,154,846
43,232	St. Jude Medical, Inc.(b)	1,776,835

		2,931,681

	Health Care Providers & Services – 3.8%
37,627	Express Scripts, Inc.(b)	2,586,856
32,722	Medco Health Solutions, Inc.(b)	1,492,451

		4,079,307

	Hotels, Restaurants & Leisure – 2.2%
81,728	International Game Technology	1,299,475
48,663	Starwood Hotels & Resorts Worldwide, Inc.	1,080,319

		2,379,794

	Internet & Catalog Retail – 5.9%
51,460	Amazon.com, Inc.(b)	4,305,144
17,399	Priceline.com, Inc.(b)	1,940,858

		6,246,002

	Internet Software & Services – 5.4%
62,607	eBay, Inc.(b)	1,072,458
10,955	Google, Inc., Class A(b)	4,618,518

		5,690,976

	IT Services – 3.8%
63,978	Visa, Inc., Class A	3,983,270

	Life Sciences Tools & Services – 1.5%
38,579	Life Technologies Corp.(b)	1,609,516

	Machinery – 1.4%
20,681	Flowserve Corp.	1,443,741

	Metals & Mining – 1.0%
21,063	Freeport-McMoRan Copper & Gold, Inc.	1,055,467

	Multiline Retail – 1.4%
35,944	Kohl’s Corp.(b)	1,536,606

	Oil, Gas & Consumable Fuels – 6.6%
55,370	Petrohawk Energy Corp.(b)	1,234,751
32,752	Range Resources Corp.	1,356,260
73,243	Southwestern Energy Co.(b)	2,845,491
39,872	XTO Energy, Inc.	1,520,718

		6,957,220

	Pharmaceuticals – 2.1%
46,310	Abbott Laboratories	2,178,422

	Road & Rail – 1.7%
35,336	Union Pacific Corp.	1,839,592

	Semiconductors & Semiconductor Equipment – 2.7%
114,217	Broadcom Corp., Class A(b)	2,831,439

	Software – 9.0%
38,985	McAfee, Inc.(b)	1,644,777
138,903	Microsoft Corp.	3,301,725
213,850	Oracle Corp.	4,580,667

		9,527,169

	Specialty Retail – 3.5%
8,064	Autozone, Inc.(b)	1,218,551
38,535	Best Buy Co., Inc.	1,290,537
32,457	Ross Stores, Inc.	1,252,840

		3,761,928

	Total Common Stocks (Identified Cost $98,593,226)	106,437,084

Principal Amount
Short-Term Investments – 0.2%
$213,745	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $213,745 on 7/01/2009 collateralized by $205,000 Federal Home Loan Bank, 5.625% due 6/11/2021 valued at $219,350 including accrued interest(c) (Identified Cost $213,745)	213,745

	Total Investments - 100.6% (Identified Cost $98,806,971)(a)	106,650,829
	Other assets less liabilities — (0.6)%	(677,007)

	Net Assets — 100.0%	$105,973,822

1

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

†	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2009, the net unrealized appreciation on investments based on a cost of $98,806,971 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,434,706
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,590,848)

Net unrealized appreciation	$7,843,858

At September 30, 2008, the Fund had a capital loss carryforward of approximately $15,874,639 of which $9,606,459 expires on September 30, 2010; $6,192,314 expires on September 30, 2011 and $75,866 expires on September 30, 2016. At September 30, 2008 post-October capital loss deferrals were $31,323,857. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•

Level 2 – prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks*	$106,437,084	$—	$—	$106,437,084
Short-Term Investments	213,745	—	—	213,745

Total	$106,650,829	$—	$—	$106,650,829

*	Major categories of the Fund’s investments are included above.

2

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Net Asset Summary at June 30, 2009 (Unaudited)

Software	9.0%
Communications Equipment	8.5
Computers & Peripherals	8.4
Oil, Gas & Consumable Fuels	6.6
Internet & Catalog Retail	5.9
Internet Software & Services	5.4
Diversified Financial Services	5.3
Capital Markets	4.2
Health Care Providers & Services	3.8
IT Services	3.8
Specialty Retail	3.5
Aerospace & Defense	3.3
Construction & Engineering	3.2
Commercial Banks	3.0
Health Care Equipment & Supplies	2.8
Electrical Equipment	2.7
Semiconductors & Semiconductor Equipment	2.7
Biotechnology	2.3
Hotels, Restaurants & Leisure	2.2
Electronic Equipment Instruments & Components	2.1
Pharmaceuticals	2.1
Other Investments, less than 2% each	9.6
Short-Term Investments	0.2

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.0% of Net Assets
	ABS Car Loan — 0.2%
$85,000	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.349%, 5/15/2013(b)	$77,788
207,659	Capital One Auto Finance Trust, Series 2007-C, Class A3B, 0.829%, 4/16/2012(b)	202,655
100,000	Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	74,239

		354,682

	ABS Credit Card — 0.5%
650,000	Citibank Credit Card Issuance Trust, Series 2005-C3, Class C3, 0.729%, 7/15/2014(b)	542,438
205,000	Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1, 0.715%, 2/20/2015(b)	163,270
100,000	HSBC Private Label Credit Card Master Note Trust, Series 2007-1, Class B, 0.429%, 12/16/2013(b)	93,652
70,000	MBNA Credit Card Master Note Trust, Series 2006-C3, Class C3, 0.609%, 10/15/2013(b)	63,267

		862,627

	ABS Home Equity — 0.4%
136,597	Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2B, 0.424%, 8/25/2036(b)	97,219
569,783	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.514%, 1/25/2036(b)	383,302
200,000	Residential Asset Mortgage Products, Inc. Series 2006-RZ3, Class A2, 0.474%, 8/25/2036(b)	112,656

		593,177

	Aerospace & Defense — 2.9%
1,590,000	BE Aerospace, Inc., 8.500%, 7/01/2018	1,498,575
600,000	Bombardier, Inc., 144A, 6.300%, 5/01/2014	525,000
350,000	Bombardier, Inc., 144A, 6.750%, 5/01/2012	329,000
2,900,000	Bombardier, Inc., 144A, 7.450%, 5/01/2034	2,204,000

		4,556,575

	Airlines — 0.3%
49,961	Continental Airlines, Inc., Series 1997-4, Class 4B, 6.900%, 7/02/2018	37,971
14,137	Continental Airlines, Inc., Series 1999-1, Class C, 6.954%, 2/02/2011	13,960
310,216	Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022	252,826
180,000	Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022	118,800

		423,557

	Automotive — 3.0%
420,000	Ford Motor Co., 6.375%, 2/01/2029	226,800
65,000	Ford Motor Co., 6.625%, 2/15/2028	35,100
1,220,000	Ford Motor Co., 6.625%, 10/01/2028	658,800
210,000	Ford Motor Co., 7.450%, 7/16/2031	123,900
40,000	Ford Motor Co., 7.500%, 8/01/2026	21,600
550,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	530,833
130,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	104,524
1,485,000	Ford Motor Credit Co. LLC, 8.000%, 6/01/2014	1,201,540
150,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	114,680
66,000	GMAC LLC, 144A, 5.375%, 6/06/2011	56,100
635,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	488,950
85,000	Goodyear Tire & Rubber Co. (The), 7.857%, 8/15/2011	82,875
810,000	Goodyear Tire & Rubber Co. (The), 9.000%, 7/01/2015	801,900
225,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	227,250

		4,674,852

	Banking — 0.6%
290,000	Citigroup, Inc., 5.000%, 9/15/2014	243,112
175,000	Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014	175,640
200,000	Merrill Lynch & Co., Inc., 7.750%, 5/14/2038	185,781
350,000	Morgan Stanley, 5.375%, 10/15/2015	342,948

		947,481

	Building Materials — 1.5%
995,000	Masco Corp., 0.939%, 3/12/2010(b)	959,753
750,000	Masco Corp., 4.800%, 6/15/2015	589,485
50,000	Masco Corp., 6.500%, 8/15/2032	33,992
345,000	Masco Corp., 7.750%, 8/01/2029	254,890
625,000	USG Corp., 6.300%, 11/15/2016	462,500

		2,300,620

1

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Chemicals — 0.5%
$450,000	Borden, Inc., 7.875%, 2/15/2023	$126,000
550,000	Borden, Inc., 9.200%, 3/15/2021	154,000
855,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	461,700

		741,700

	Collateralized Mortgage Obligations — 0.2%
581,611	Residential Accredit Loans, Inc., Series 2005-QA13, Class 2A1, 5.813%, 12/25/2035(b)	251,022
232,140	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.614%, 8/25/2037(b)	108,111

		359,133

	Commercial Mortgage-Backed Securities — 3.3%
100,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	82,930
100,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	80,930
550,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	439,891
800,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.816%, 12/10/2049(b)	635,809
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.810%, 9/15/2039(b)	68,191
650,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	522,628
1,375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	1,096,033
520,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.798%, 6/15/2049(b)	397,090
100,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	73,609
923,761	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.434%, 7/25/2037(b)	392,598
300,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.650%, 6/11/2042(b)	251,719
400,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	345,386
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	239,524
645,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	492,630

		5,118,968

	Construction Machinery — 1.5%
185,000	Joy Global, Inc., 6.000%, 11/15/2016	172,371
40,000	Joy Global, Inc., 6.625%, 11/15/2036	32,217
165,000	United Rentals North America, Inc., 1.875%, 10/15/2023	151,388
2,245,000	United Rentals North America, Inc., 7.000%, 2/15/2014	1,835,288
15,000	United Rentals North America, Inc., 7.750%, 11/15/2013	12,900
150,000	United Rentals North America, Inc., 144A, 10.875%, 6/15/2016	144,000

		2,348,164

	Consumer Products — 0.0%
55,000	Whirlpool Corp., MTN, 8.600%, 5/01/2014	57,475

	Electric — 5.1%
35,000	AES Corp. (The), 8.000%, 10/15/2017	32,550
2,740,000	AES Corp. (The), 8.000%, 6/01/2020	2,459,150
215,696	AES Ironwood LLC, 8.857%, 11/30/2025	186,577
24,104	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	21,573
555,000	CMS Energy Corp., 5.500%, 6/15/2029	577,200
380,000	CMS Energy Corp., 7.750%, 8/01/2010	395,777
220,000	CMS Energy Corp., 8.750%, 6/15/2019	222,579
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	255,000
180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	111,600
815,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	634,681
2,230,000	Edison Mission Energy, 7.625%, 5/15/2027	1,427,200
140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	67,550
775,000	NRG Energy, Inc., 7.375%, 1/15/2017	730,438
195,000	TXU Corp., Series P, 5.550%, 11/15/2014	123,127
1,015,000	TXU Corp., Series Q, 6.500%, 11/15/2024	508,597

2

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$370,000	TXU Corp., Series R, 6.550%, 11/15/2034	$177,881

		7,931,480

	Entertainment — 0.0%
70,000	Viacom, Inc., 6.125%, 10/05/2017	68,028

	Food & Beverage — 1.3%
845,000	ARAMARK Corp., 8.500%, 2/01/2015	819,650
710,000	Aramark Services, Inc., 5.000%, 6/01/2012	642,550
570,000	Tyson Foods, Inc., 7.850%, 4/01/2016	549,627

		2,011,827

	Gaming — 0.3%
180,000	MGM Mirage, Inc., 144A, 10.375%, 5/15/2014	186,750
290,000	MGM Mirage, Inc., 144A, 11.125%, 11/15/2017	307,400

		494,150

	Government Guaranteed — 0.1%
275,000	Canada Housing Trust, 3.550%, 9/15/2013 (CAD)	244,366

	Government Owned - No Guarantee — 0.1%
160,000	Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012(c)	172,501

	Healthcare — 6.0%
660,000	Affymetrix, Inc., 3.500%, 1/15/2038	490,050
105,000	Boston Scientific Corp., 6.400%, 6/15/2016	97,650
95,000	Boston Scientific Corp., 7.000%, 11/15/2035	76,950
385,000	CHS/Community Health Systems, Inc., 8.875%, 7/15/2015	377,300
495,000	HCA, Inc., 5.750%, 3/15/2014	396,000
155,000	HCA, Inc., 6.250%, 2/15/2013	135,625
10,000	HCA, Inc., 6.300%, 10/01/2012	9,175
50,000	HCA, Inc., 6.375%, 1/15/2015	40,625
205,000	HCA, Inc., 6.500%, 2/15/2016	165,538
35,000	HCA, Inc., 7.050%, 12/01/2027	21,317
1,070,000	HCA, Inc., 7.190%, 11/15/2015	824,550
630,000	HCA, Inc., 7.500%, 12/15/2023	410,364
700,000	HCA, Inc., 7.500%, 11/06/2033	399,000
40,000	HCA, Inc., 7.690%, 6/15/2025	24,564
480,000	HCA, Inc., 8.360%, 4/15/2024	316,895
670,000	HCA, Inc., MTN, 7.580%, 9/15/2025	412,538
1,685,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,001,655
1,520,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(d)	1,079,200
40,000	Life Technologies Corp., 1.500%, 2/15/2024	39,650
1,028,000	Omnicare, Inc., 3.250%, 12/15/2035	711,890
380,000	Psychiatric Solutions, Inc., 144A, 7.750%, 7/15/2015	347,700
255,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	153,000
190,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	171,000
1,833,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	1,677,195
60,000	Tenet Healthcare Corp., 9.875%, 7/01/2014	59,700

		9,439,131

	Home Construction — 5.1%
1,675,000	Centex Corp., 5.250%, 6/15/2015	1,444,687
350,000	D.R. Horton, Inc., 5.250%, 2/15/2015	290,500
755,000	D.R. Horton, Inc., 6.500%, 4/15/2016	645,525
620,000	D.R. Horton, Inc., Guaranteed Note, 5.625%, 1/15/2016	508,400
410,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	352,600
315,000	KB Home, 5.750%, 2/01/2014	275,625
360,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	304,200
1,790,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	1,539,400
5,000	Lennar Corp., Series B, 5.125%, 10/01/2010	4,800
580,000	Lennar Corp., Series B, 5.600%, 5/31/2015	456,750
830,000	Lennar Corp., Series B, 6.500%, 4/15/2016	664,000
1,325,000	Pulte Homes, Inc., 6.000%, 2/15/2035	861,250
495,000	Pulte Homes, Inc., 6.375%, 5/15/2033	326,700
380,000	Pulte Homes, Inc., 7.875%, 6/15/2032	281,200

		7,955,637

	Independent Energy — 7.0%
475,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	291,531
40,000	Chesapeake Energy Corp., 6.375%, 6/15/2015	35,600
3,295,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	2,767,800

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$790,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	$635,950
620,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	375,100
500,000	Connacher Oil and Gas Ltd., 144A, 11.750%, 7/15/2014	480,000
825,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	697,125
255,000	Penn Virginia Corp., 4.500%, 11/15/2012	209,100
790,000	PetroHawk Energy Corp., 7.875%, 6/01/2015	730,750
355,000	Pioneer Natural Resources Co., 5.875%, 7/15/2016	306,093
200,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	174,237
3,127,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	2,446,377
1,260,000	SandRidge Energy, Inc., 144A, 8.000%, 6/01/2018	1,077,300
1,000,000	Swift Energy Co., 7.125%, 6/01/2017	705,000

		10,931,963

	Industrial Other — 0.2%
245,000	Incyte Corp., 3.500%, 2/15/2011	169,663
140,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	100,800

		270,463

	Lodging — 4.3%
615,000	Host Hotels & Resorts LP, 6.375%, 3/15/2015	531,975
55,000	Host Hotels & Resorts LP, 6.750%, 6/01/2016	47,713
80,000	Host Hotels & Resorts LP, 6.875%, 11/01/2014	72,000
105,000	Host Hotels & Resorts LP, Convertible, 144A, 3.250%, 4/15/2024	101,456
1,690,000	Host Hotels & Resorts, Inc., 144A, 2.625%, 4/15/2027	1,434,387
2,000,000	Royal Caribbean Cruises Ltd., 7.000%, 6/15/2013	1,747,500
670,000	Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	529,300
2,590,000	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 5/15/2018	2,220,925

		6,685,256

	Media Cable — 2.3%
1,114,000	CSC Holdings, Inc., Senior Note, 7.625%, 7/15/2018	1,031,842
250,000	CSC Holdings, Inc., 7.875%, 2/15/2018	234,063
180,000	CSC Holdings, Inc., 144A, 8.625%, 2/15/2019	175,050
1,570,000	Virgin Media Finance PLC, 8.750%, 4/15/2014	1,530,750
670,000	Virgin Media Finance PLC, 9.500%, 8/15/2016(c)	659,950

		3,631,655

	Media Non-Cable — 0.1%
175,000	Intelsat Corp., 6.875%, 1/15/2028	127,750
85,000	R.H. Donnelley Corp., 6.875%, 1/15/2013(e)	3,931
25,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(e)	1,156
160,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(e)	7,400
615,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016(e)	29,213
155,000	R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(e)	7,363

		176,813

	Metals & Mining — 2.5%
355,000	ArcelorMittal, 9.850%, 6/01/2019	383,120
210,000	ArcelorMittal USA Partnership, 9.750%, 4/01/2014	220,026
245,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	269,500
410,000	Steel Dynamics, Inc., 6.750%, 4/01/2015	364,900
580,000	Steel Dynamics, Inc., 7.375%, 11/01/2012	549,550
1,145,000	Steel Dynamics, Inc., 144A, 8.250%, 4/15/2016	1,079,163
565,000	Teck Resources Ltd., 144A, 10.750%, 5/15/2019	607,375
355,000	United States Steel Corp., 6.050%, 6/01/2017	302,777
125,000	United States Steel Corp., 7.000%, 2/01/2018	108,592

		3,885,003

	Non-Captive Consumer — 0.5%
60,000	SLM Corp., MTN, 5.050%, 11/14/2014	46,422
50,000	SLM Corp., Series A, MTN, 4.000%, 1/15/2010	48,430
40,000	SLM Corp., Series A, MTN, 4.500%, 7/26/2010	37,800
20,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	16,177
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	6,634
5,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	2,950
735,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010 (NZD)(f)(g)	433,619
245,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	209,594

		801,626

	Non-Captive Diversified — 2.4%
95,000	CIT Group, Inc., 4.750%, 12/15/2010	74,576

4

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$7,000	CIT Group, Inc., 5.400%, 2/13/2012	$4,778
85,000	CIT Group, Inc., 5.800%, 10/01/2036	47,175
8,000	CIT Group, Inc., 5.850%, 9/15/2016	4,516
160,000	CIT Group, Inc., 144A, 12.000%, 12/18/2018	77,600
33,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	19,597
10,000	CIT Group, Inc., GMTN, 5.000%, 2/01/2015	5,890
1,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012 (SGD)	769,965
22,000	GMAC LLC, 144A, 4.750%, 9/14/2009	21,395
172,000	GMAC LLC, 144A, 5.750%, 9/27/2010	156,520
412,000	GMAC LLC, 144A, 6.000%, 4/01/2011	360,500
398,000	GMAC LLC, 144A, 6.000%, 12/15/2011	340,290
208,000	GMAC LLC, 144A, 6.625%, 5/15/2012	173,680
2,041,000	GMAC LLC, 144A, 6.750%, 12/01/2014	1,602,185
24,000	GMAC LLC, 144A, 8.000%, 11/01/2031	16,800
80,000	iStar Financial, Inc., 5.850%, 3/15/2017	32,000
10,000	iStar Financial, Inc., 5.875%, 3/15/2016	4,000
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	6,563

		3,718,030

	Oil Field Services — 1.2%
490,000	Basic Energy Services, Inc., 7.125%, 4/15/2016	389,550
350,000	Compagnie Generale de Geophysique-Veritas, 144A, 9.500%, 5/15/2016	349,125
170,000	Complete Production Services, Inc., 8.000%, 12/15/2016	145,350
30,000	Key Energy Services, Inc., 8.375%, 12/01/2014	26,475
1,050,000	North American Energy Partners, Inc., 8.750%, 12/01/2011	913,500

		1,824,000

	Packaging — 0.1%
175,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	165,156

	Paper — 2.5%
340,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	254,150
160,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	124,000
536,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	419,420
505,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	429,250
2,305,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	1,993,825
35,000	Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	32,550
200,000	Georgia-Pacific LLC, 9.500%, 12/01/2011	206,000
485,000	International Paper Co., 5.250%, 4/01/2016	412,978
235,000	Stone Container Finance, 7.375%, 7/15/2014(e)	107,513

		3,979,686

	Pharmaceuticals — 4.5%
2,340,000	Elan Finance PLC, 8.875%, 12/01/2013	2,141,100
1,865,000	Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	1,725,125
950,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	574,750
840,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	455,700
785,000	Kendle International, Inc., 3.375%, 7/15/2012	579,919
1,521,000	Nektar Therapeutics, 3.250%, 9/28/2012	1,117,935
505,000	Valeant Pharmaceuticals International, Subordinated Note, Convertible, 4.000%, 11/15/2013	524,569

		7,119,098

	Pipelines — 1.9%
2,285,000	El Paso Corp., 6.950%, 6/01/2028	1,719,195
225,000	El Paso Corp., 7.000%, 6/15/2017	204,920
405,000	El Paso Corp., 7.420%, 2/15/2037	311,654
110,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	89,728
235,000	El Paso Corp., GMTN, 8.050%, 10/15/2030	195,523
130,000	El Paso Natural Gas Co., 8.375%, 6/15/2032	141,405
75,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.700%, 1/05/2016	64,313
175,000	Knight, Inc., 6.500%, 9/01/2012	171,062
20,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	19,058
20,000	Tennessee Gas Pipeline Co., 7.500%, 4/01/2017	20,925

		2,937,783

	Refining — 0.5%
150,000	Petroplus Finance Ltd., 144A, 6.750%, 5/01/2014	129,000

5

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Refining — continued
$745,000	Petroplus Finance Ltd., 144A, 7.000%, 5/01/2017	$618,350

		747,350

	Retailers — 2.4%
250,000	Dillard’s, Inc., 6.625%, 1/15/2018	140,000
105,000	Dillard’s, Inc., 7.130%, 8/01/2018	59,325
1,085,000	Federated Retail Holdings, Inc., 5.350%, 3/15/2012	987,580
545,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	403,364
765,000	Macy’s Retail Holdings, Inc., 5.900%, 12/01/2016	623,235
510,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	346,719
30,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	20,783
1,600,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,144,000
20,000	Toys R Us, Inc., 7.875%, 4/15/2013	16,700

		3,741,706

	Sovereigns — 0.3%
350,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010 (AUD)	294,268
4,362,603	Republic of Uruguay, 4.250%, 4/05/2027 (UYU)	151,746

		446,014

	Supermarkets — 1.1%
300,000	American Stores Co., 8.000%, 6/01/2026	261,750
750,000	New Albertson’s, Inc., 7.450%, 8/01/2029	615,000
190,000	New Albertson’s, Inc., 7.750%, 6/15/2026	161,975
130,000	New Albertson’s, Inc., 8.000%, 5/01/2031	111,475
735,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	536,550

		1,686,750

	Supranational — 0.4%
9,210,000,000	European Investment Bank, EMTN, 144A, Zero Coupon Bond, 4/24/2013 (IDR)	588,736
13,400,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010 (ISK)	79,114

		667,850

	Technology — 8.3%
300,000	Affiliated Computer Services, Inc., 5.200%, 6/01/2015	255,000
1,090,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	618,575
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,080,800
50,000	Alcatel-Lucent USA, Inc., Series A, Convertible, 2.875%, 6/15/2023	47,375
1,580,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	1,119,825
2,165,000	Amkor Technology, Inc., 7.750%, 5/15/2013	1,986,387
290,000	Amkor Technology, Inc., 9.250%, 6/01/2016	268,613
30,000	Intel Corp., 2.950%, 12/15/2035	25,200
1,220,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	1,098,000
345,000	JDS Uniphase Corp., Convertible, 1.000%, 5/15/2026	255,300
210,000	Kla-Tencor Corp., 6.900%, 5/01/2018	188,806
1,330,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	852,862
285,000	Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	235,125
216,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(g)	179,280
580,000	Motorola, Inc., 6.500%, 9/01/2025	406,000
1,000,000	Motorola, Inc., 7.500%, 5/15/2025	765,000
340,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	106,250
280,000	Nortel Networks Corp., 2.125%, 4/15/2014(e)	91,700
580,000	Nortel Networks Ltd., 6.875%, 9/01/2023(e)	73,950
475,000	Nortel Networks Ltd., 10.125%, 7/15/2013(e)	161,500
255,000	Seagate Technology HDD Holdings, 6.375%, 10/01/2011	243,844
1,805,000	Seagate Technology HDD Holdings, 6.800%, 10/01/2016	1,547,787
390,000	Seagate Technology International, 144A, 10.000%, 5/01/2014	402,188
820,000	SunGard Data Systems, Inc., 9.125%, 8/15/2013	774,900
355,000	Xerox Capital Trust I, 8.000%, 2/01/2027	269,800

		13,054,067

	Textile — 0.1%
375,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	236,250

	Transportation Services — 0.4%
275,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(g)	171,592
640,000	Overseas Shipholding Group, Senior Note, 7.500%, 2/15/2024	464,800

		636,392

6

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Treasuries — 2.0%
$3,360,000	Canadian Government, 4.500%, 6/01/2015 (CAD)	$3,168,652

	Wireless — 4.7%
130,000	Crown Castle International Corp., 9.000%, 1/15/2015	132,275
1,765,000	Intelsat Subsidiary Holding Co. Ltd., 8.500%, 1/15/2013	1,694,400
160,000	Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/2015	154,400
1,443,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	1,150,792
944,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	781,160
1,080,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	850,500
80,000	NII Holdings, Inc., 2.750%, 8/15/2025	74,800
850,000	NII Holdings, Inc., 3.125%, 6/15/2012	653,437
2,061,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,463,310
55,000	Sprint Capital Corp., 6.900%, 5/01/2019	45,513
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	16,100
200,000	True Move Co. Ltd., 144A, 10.375%, 8/01/2014	150,000
200,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	153,000

		7,319,687

	Wirelines — 7.4%
5,000	Bell Canada, MTN, 144A, 6.550%, 5/01/2029 (CAD)	4,058
255,000	Bell Canada, Series M-17, 6.100%, 3/16/2035 (CAD)	196,331
65,000	Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	40,300
1,485,000	Cincinnati Bell, Inc., 8.375%, 1/15/2014	1,373,625
460,000	Embarq Corp., 7.995%, 6/01/2036	404,512
1,625,000	FairPoint Communications, Inc., 13.125%, 4/01/2018	316,875
95,000	Frontier Communications Corp., 7.000%, 11/01/2025	67,450
30,000	Frontier Communications Corp., 7.125%, 3/15/2019	25,575
1,245,000	Frontier Communications Corp., 7.875%, 1/15/2027	996,000
605,000	Frontier Communications Corp., 9.000%, 8/15/2031	499,125
80,000	Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(e)	8
2,235,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	1,564,500
459,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	374,085
815,000	Level 3 Communications, Inc., 7.000%, 3/15/2015(g)	872,050
400,000	Level 3 Communications, Inc., 10.000%, 5/01/2011	383,500
770,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	585,200
495,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	405,900
425,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	327,250
2,860,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031(c)	2,030,600
1,445,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	982,600
275,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	210,375
10,000	Qwest Corp., 6.875%, 9/15/2033	7,300

		11,667,219

	Total Bonds and Notes (Identified Cost $143,177,118)	141,154,600

Bank Loans — 1.7%
	Chemicals — 0.1%
202,100	Ashland Chemicals, Term Loan B, 7.650%, 5/13/2014(h)	203,677

	Diversified Manufacturing — 0.2%
325,573	CommScope, Inc., Term Loan B, 3.098%, 12/26/2014(h)	309,907

	Food & Beverage — 0.0%
1,306	Dole Food Co., Inc., Credit Link Deposit, 7.979%, 4/12/2013(h)	1,305
841	Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(h)	840
4,119	Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(h)	4,116

		6,261

	Media Non-Cable — 0.3%
975,889	Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(e)(h)	411,093
224,012	Tribune Co., Term Loan X, 5.000%, 4/10/2010(e)(h)	75,107

		486,200

	Technology — 0.3%
418,918	Nuance Communications, Inc., Term Loan, 2.310%, 3/31/2013(h)	385,928
69,643	Sungard Data Systems, Inc., Tranche A, 2.463%, 2/28/2014(h)	64,367

		450,295

7

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — 0.8%
$763,371	Fairpoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(h)	$567,948
35,272	Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(h)(i)	20,943
250,000	Level 3 Financing, Inc., Add on Term Loan, 11.500%, 3/13/2014(h)	256,250
25,000	Level 3 Financing, Inc., Tranche A Term Loan, 3.155%, 3/13/2014(h)	20,674
386,062	Transaction Network Services, Inc., Term Loan A, 9.500%, 3/28/2014(h)	384,131

		1,249,946

	Total Bank Loans (Identified Cost $2,648,090)	2,706,286

Shares
Preferred Stocks — 1.0%
Convertible Preferred Stocks — 0.9%
	Capital Markets — 0.1%
6,890	Newell Financial Trust I, 5.250%	182,154

	Diversified Financial Services — 0.1%
3,732	Sovereign Capital Trust IV, 4.375%	74,640

	Electric Utilities — 0.2%
6,475	AES Trust III, 6.750%	276,806

	Machinery — 0.0%
2,550	United Rentals Trust I, 6.500%	47,813

	Oil, Gas & Consumable Fuels — 0.2%
9,500	El Paso Energy Capital Trust I, 4.750%	299,250

	Semiconductors & Semiconductor Equipment — 0.3%
799	Lucent Technologies Capital Trust I, 7.750%	471,410

	Total Convertible Preferred Stocks (Identified Cost $1,549,152)	1,352,073

Non-Convertible Preferred Stocks — 0.1%
	Diversified Financial Services — 0.1%
274	Preferred Blocker, Inc., 144A, 7.000%	117,837

	Thrifts & Mortgage Finance — 0.0%
300	Federal Home Loan Mortgage Corp., 5.000%(j)(k)	420
7,900	Federal Home Loan Mortgage Corp., 5.570%(j)(k)	6,794
2,850	Federal Home Loan Mortgage Corp., 5.660%(j)(k)	2,650
1,000	Federal Home Loan Mortgage Corp., 5.700%(j)(k)	1,350
1,800	Federal Home Loan Mortgage Corp., 5.790%(j)(k)	2,250
650	Federal Home Loan Mortgage Corp., 5.810%(j)(k)	1,105
1,400	Federal Home Loan Mortgage Corp., 5.900%(j)(k)	1,260
350	Federal Home Loan Mortgage Corp., 6.000%(j)(k)	469
600	Federal Home Loan Mortgage Corp., 6.420%(j)(k)	960
1,350	Federal Home Loan Mortgage Corp., 6.550%(j)(k)	1,107
7,400	Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(j)(k)	9,028
1,200	Federal National Mortgage Association, 4.750%(j)(k)	1,824
200	Federal National Mortgage Association, 5.125%(j)(k)	294
400	Federal National Mortgage Association, 5.375%(j)(k)	688
350	Federal National Mortgage Association, 5.810%(j)(k)	536
550	Federal National Mortgage Association, 6.750%(j)(k)	660
10,250	Federal National Mortgage Association, (fixed rate to 12/31/2010, variable rate thereafter), 8.250%(j)(k)	13,735

		45,130

	Total Non-Convertible Preferred Stocks (Identified Cost $634,132)	162,967

	Total Preferred Stocks (Identified Cost $2,183,284)	1,515,040

Common Stocks — 0.3%
	Biotechnology — 0.2%
43,053	EPIX Pharmaceuticals, Inc.(f)(g)(j)(n)	4,736
127	EPIX Pharmaceuticals, Inc., Contingent Value Rights(j)	—
8,147	Vertex Pharmaceuticals, Inc.(j)	290,359

		295,095

	Chemicals — 0.0%
1,087	Ashland, Inc.	30,490

	Household Durables — 0.0%
1,775	KB Home	24,282

	Pharmaceuticals — 0.1%
6,875	Merck & Co., Inc.	192,225

	Thrifts & Mortgage Finance — 0.0%
5,500	Federal Home Loan Mortgage Corp.	3,410

	Total Common Stocks (Identified Cost $670,137)	545,502

8

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
Closed-End Investment Companies — 0.0%
3,835	Morgan Stanley Emerging Markets Debt Fund, Inc.	$31,792
2,175	Western Asset High Income Opportunity Fund, Inc.	11,202

	Total Closed-End Investment Companies (Identified Cost $45,443)	42,994

Principal Amount (‡)
Short-Term Investments — 4.2%
$1,925,000	Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(l)	1,925,000
16,951	Repurchase Agreement with State Street Corp., dated 6/30/2009 at 0.000% to be repurchased at $16,951 on 7/01/2009, collateralized by $20,000 U.S. Treasury Bill, due 10/01/2009 valued at $19,990 including accrued interest(m)	16,951
4,564,195	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $4,564,195 on 7/01/2009, collateralized by $4,630,000 Federal National Mortgage Association, 1.875% due 4/20/2012 valued at $4,658,938 including accrued interest(m)	4,564,195

	Total Short-Term Investments (Identified Cost $6,506,146)	6,506,146

	Total Investments — 97.2% (Identified Cost $155,230,218)(a)	152,470,568
	Other assets less liabilities—2.8%	4,359,451

	Net Assets — 100.0%	$156,830,019

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are “marked-to-market” daily using interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

9

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $155,243,304 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,906,951
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,679,687)

Net unrealized depreciation	$(2,772,736)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $70,201,356 of which $43,374,722 expires on September 30, 2009; $26,826,634 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	All or a portion of this security is held as collateral for open forward foreign currency contracts.

(d)	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(e)	Non-income producing security due to bankruptcy filing.

(f)	Fair valued security by the Fund’s Investment Adviser. At June 30, 2009 the value of these securities amounted to $438,355 or 0.3% of net assets.

(g)	Illiquid security. At June 30, 2009, the value of these securities amounted to $1,661,277 or 1.1% of net assets.

(h)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2009.

(i)	All or a portion of interest payment is paid-in-kind.

(j)	Non-income producing security.

(k)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(l)	Rate represents discount rate at time of purchase.

(m)	It is the Fund’s policy that the market value of the collateral for repurchased agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(n)	Security subject to restrictions on resale. This security was acquired on May 8, 2009 at a cost of $78,932. At June 30, 2009, the value of this security amounted to $4,736 or 0.0% of net assets.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $15,521,520 or 9.9% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
IDR	Indonesian Rupiah
ISK	Icelandic Krona
NZD	New Zealand Dollar
SGD	Singapore Dollar
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Depreciation
Sell[1]	7/29/2009	Singapore Dollar	1,140,000	786,846	$(30,125)

[1]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
ABS Car Loan	$—	$354,682	$—	$354,682
ABS Credit Card	—	862,627	—	862,627
ABS Home Equity	—	593,177	—	593,177
Aerospace & Defense	—	4,556,575	—	4,556,575
Airlines	—	423,557	—	423,557
Automotive	—	4,674,852	—	4,674,852
Banking	—	947,481	—	947,481
Building Materials	—	2,300,620	—	2,300,620
Chemicals	—	461,700	280,000	741,700
Collateralized Mortgage Obligations	—	359,133	—	359,133
Commercial Mortgage-Backed Securities	—	4,726,370	392,598	5,118,968
Construction Machinery	—	2,348,164	—	2,348,164
Consumer Products	—	57,475	—	57,475
Electric	—	7,863,930	67,550	7,931,480
Entertainment	—	68,028	—	68,028
Food & Beverage	—	2,011,827	—	2,011,827
Gaming	—	494,150	—	494,150
Government Guaranteed	—	244,366	—	244,366
Government Owned - No Guarantee	—	172,501	—	172,501
Healthcare	—	9,439,131	—	9,439,131
Home Construction	—	7,955,637	—	7,955,637
Independent Energy	—	10,931,963	—	10,931,963
Industrial Other	—	270,463	—	270,463
Lodging	—	6,685,256	—	6,685,256
Media Cable	—	3,631,655	—	3,631,655
Media Non-Cable	—	127,750	49,063	176,813
Metals & Mining	—	3,885,003	—	3,885,003
Non-Captive Consumer	—	365,057	436,569	801,626
Non-Captive Diversified	—	2,811,949	906,081	3,718,030
Oil Field Services	—	1,824,000	—	1,824,000
Packaging	—	165,156	—	165,156
Paper	—	3,979,686	—	3,979,686
Pharmaceuticals	—	7,119,098	—	7,119,098
Pipelines	—	2,937,783	—	2,937,783
Refining	—	747,350	—	747,350
Retailers	—	3,741,706	—	3,741,706
Sovereigns	—	446,014	—	446,014
Supermarkets	—	1,686,750	—	1,686,750
Supranational	—	79,114	588,736	667,850
Technology	—	12,782,167	271,900	13,054,067
Textile	—	236,250	—	236,250
Transportation Services	—	636,392	—	636,392
Treasuries	—	3,168,652	—	3,168,652
Wireless	—	7,319,687	—	7,319,687
Wirelines	—	10,795,169	872,050	11,667,219

Total Bonds and Notes	—	137,290,053	3,864,547	141,154,600

Bank Loans
Chemicals	—	203,677	—	203,677
Diversified Manufacturing	—	309,907	—	309,907
Food & Beverage	—	6,261	—	6,261
Media Non-Cable	—	486,200	—	486,200
Technology	—	450,295	—	450,295
Wirelines	—	1,249,946	—	1,249,946

Total Bank Loans	—	2,706,286	—	2,706,286

11

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Convertible Preferred Stocks
Capital Markets	$—	$182,154	$—	$182,154
Diversified Financial Services	—	—	74,640	74,640
Electric Utilities	—	276,806	—	276,806
Machinery	—	47,813	—	47,813
Oil, Gas & Consumable Fuels	—	299,250	—	299,250
Semiconductors & Semiconductor Equipment	—	—	471,410	471,410

Total Convertible Preferred Stocks	—	806,023	546,050	1,352,073

Non-Convertible Preferred Stocks
Diversified Financial Services	—	117,837	—	117,837
Thrifts & Mortgage Finance	19,584	25,546	—	45,130

Total Non-Convertible Preferred Stocks	19,584	143,383	—	162,967

Total Preferred Stocks	19,584	949,406	546,050	1,515,040

Common Stocks
Biotechnology	290,359	—	4,736	295,095
Chemicals	30,490	—	—	30,490
Household Durables	24,282	—	—	24,282
Pharmaceuticals	192,225	—	—	192,225
Thrifts & Mortgage Finance	3,410	—	—	3,410

Total Common Stocks	540,766	—	4,736	545,502

Closed-End Investment Companies	42,994	—	—	42,994
Short-Term Investments	4,581,146	1,925,000	—	6,506,146

Total	$5,184,490	$142,870,745	$4,415,333	$152,470,568

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contract (unrealized depreciation)	$—	$(30,125)	$—	$(30,125)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Banking	$320,000	$4,358	$(406,726)	$118,618	$—	$(36,250)	$—	$—	$—
Chemicals	254,600	6,677	—	(262,765)	261,188	—	482,000	(461,700)	280,000
Commercial Mortgage-Backed Securities	—	—	11,374	—	401,005	(19,781)	—	—	392,598
Electric	—	221	—	(36,971)	—	—	104,300	—	67,550
Healthcare	63,500	667	—	37,625	—	(101,792)	—	—	—
Industrial Other	67,200	—	—	33,600	—	—	—	(100,800)	—
Media Non-Cable	159,375	31,646	(266,237)	(162,446)	—	(80,375)	367,100	—	49,063
Non-Captive Consumer	408,215	6,890	—	18,964	—	—	2,500	—	436,569
Non-Captive Diversified	—	2,561	(36,635)	(88,158)	259,490	(265,603)	1,034,426	—	906,081

12

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Paper	$—	$5,487	$(73,317)	$7,780	$45,450	$(74,500)	$89,100	$—	$—
Property & Casualty Insurance	15,900	—	(1,301)	401	—	(15,000)	—	—	—
Supranational	583,267	36,441	—	(30,972)	—	—	—	—	588,736
Technology	381,600	10,440	—	(254,190)	—	—	134,050	—	271,900
Wireless	133,460	312	—	16,228	—	—	—	(150,000)	—
Wirelines	—	32	—	73,318	798,700	—	—	—	872,050
Preferred Stocks
Convertible Preferred Stocks
Diversified Financial Services	—	—	—	(11,009)	—	—	85,649	—	74,640
Semiconductors & Semiconductor Equipment	371,256	—	—	100,154	—	—	—	—	471,410
Common Stocks
Biotechnology	—	—	—	(74,196)	78,932	—	—	—	4,736

Total	$2,758,373	$105,732	$(772,842)	$(514,019)	$1,844,765	$(593,301)	$2,299,125	$(712,500)	$4,415,333

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective April 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the fund.

Net Asset Summary at June 30, 2009 (Unaudited)

Technology	8.6%
Wirelines	8.2
Independent Energy	7.0
Healthcare	6.0
Home Construction	5.1
Electric	5.1
Wireless	4.7
Pharmaceuticals	4.6
Lodging	4.3
Commercial Mortgage-Backed Securities	3.3
Automotive	3.0
Aerospace & Defense	2.9
Paper	2.5
Metals & Mining	2.5
Retailers	2.4
Non-Captive Diversified	2.4
Media Cable	2.3
Treasuries	2.0
Other Investments, less than 2% each	16.1
Short-Term Investments	4.2

Total Investments	97.2
Other assets less liabilities (including open Forward Foreign Currency Contracts)	2.8

Net Assets	100.0%

13

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 94.1% of Net Assets
Non-Convertible Bonds — 93.9%
	Australia — 1.2%
165,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	$138,726
50,000	Rio Tinto Finance (USA) Ltd., 8.950%, 5/01/2014(b)	55,563

		194,289

	Austria — 1.1%
17,000,000	Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010, (JPY)	177,250

	Belgium — 10.6%
100,000	Anheuser-Busch InBev NV, EMTN 6.500%, 6/23/2017, (GBP)	162,661
625,000	Kingdom of Belgium, 5.500%, 9/28/2017, (EUR)	984,406
415,000	Kingdom of Belgium, Series 50 4.000%, 3/28/2013, (EUR)	612,904

		1,759,971

	Brazil — 1.2%
200,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 1/01/2017, (BRL)	84,059
5,000	Republic of Brazil, 7.125%, 1/20/2037(b)	5,425
100,000	Telemar Norte Leste SA, 144A, 9.500%, 4/23/2019(b)	108,875

		198,359

	Canada — 5.5%
110,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	84,692
50,000	Bombardier, Inc., 144A, 7.250%, 11/15/2016, (EUR)	59,621
255,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	220,675
445,000	Canadian Government, 4.500%, 6/01/2015, (CAD)(b)	419,658
80,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019(b)	83,005
45,000	Teck Resources Ltd., 144A, 9.750%, 5/15/2014(b)	46,575

		914,226

	Cayman Islands — 2.2%
60,000	DASA Finance Corp., 144A, 8.750%, 5/29/2018(b)	59,028
75,000	DASA Finance Corp., 8.750%, 5/29/2018(b)	73,785
100,000	Hutchison Whampoa Finance Ltd., 4.625%, 9/21/2016, (EUR)	132,322
100,000	Odebrecht Finance Ltd., 144A, 7.500%, 10/18/2017(b)	99,250

		364,385

	France — 4.8%
50,000	Credit Agricole SA, EMTN, 5.971%, 2/01/2018, (EUR)	74,404
100,000	Electricite de France, EMTN, 5.875%, 7/18/2031, (GBP)	164,908
40,000	Lafarge SA, EMTN, 4.750%, 3/23/2020, (EUR)	45,323
50,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	61,393
85,000	PPR, EMTN, 4.000%, 1/29/2013, (EUR)	115,514
50,000	Societe Generale, EMTN, 5.250%, 3/28/2013, (EUR)	74,680
35,000	Veolia Environnement, EMTN, 5.125%, 5/24/2022, (EUR)	42,618
70,000	Veolia Environnement, EMTN, 6.125%, 11/25/2033, (EUR)	89,117
10,000	Vivendi, 3.875%, 2/15/2012, (EUR)	14,157
50,000	Vivendi, 4.500%, 10/03/2013, (EUR)	70,305
50,000	Wendel, 4.875%, 5/26/2016, (EUR)	48,048

		800,467

	Germany — 12.1%
50,000	Bertelsmann AG, EMTN, 3.625%, 10/06/2015, (EUR)	58,179
125,000	Hypothekenbank in Essen AG, 3.000%, 9/28/2009, (EUR)	175,942
21,000,000	Kreditanstalt fuer Wiederaufbau, 1.350%, 1/20/2014, (JPY)	218,610
16,000,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 3/23/2010, (JPY)	167,594
36,000,000	Kreditanstalt fuer Wiederaufbau, 2.050%, 2/16/2026, (JPY)	362,541
185,000	Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010, (EUR)(b)	263,682
5,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	49,651
105,000	Muenchener Hypothekenbank eG, 5.000%, 1/16/2012, (EUR)	156,768
65,000	Republic of Germany, 3.750%, 1/04/2017, (EUR)(b)	94,820
225,000	Republic of Germany, 4.000%, 4/13/2012, (EUR)	334,740
100,000	Republic of Germany, 4.000%, 1/04/2037, (EUR)	134,940

		2,017,467

	India — 1.0%
100,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	87,915
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 144A, 6.375%, 4/30/2022(b)	77,986

		165,901

	Indonesia — 0.8%
100,000	Republic of Indonesia, 144A, 11.625%, 3/04/2019(b)	126,625

	Ireland — 1.2%
30,000,000	Depfa ACS Bank, Series 686, EMTN, 1.650%, 12/20/2016, (JPY)	205,553

1

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Italy — 1.0%
150,000		Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	$171,235

		Japan — 7.7%
18,000,000		Development Bank of Japan, 1.750%, 6/21/2010, (JPY)	188,832
63,000,000		Japan Finance Corp. for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	669,368
20,966,400		Japan Government, 0.800%, 3/10/2016, (JPY)	190,979
20,000,000		Japan Government, 1.300%, 3/20/2019, (JPY)	207,325
2,000,000		Japan Government, 1.400%, 6/20/2011, (JPY)	21,211

			1,277,715

		Jersey — 0.4%
50,000		WPP PLC, 6.000%, 4/04/2017, (GBP)	71,254

		Korea — 1.1%
100,000		Republic of Korea, 7.125%, 4/16/2019(b)	107,674
75,000		SK Broadband Co. Ltd., 144A, 7.000%, 2/01/2012	75,187

			182,861

		Luxembourg — 1.3%
50,000		ArcelorMittal, 9.850%, 6/01/2019(b)	53,961
105,000		Telecom Italia Capital SA, 6.000%, 9/30/2034(b)	88,684
35,000		Telecom Italia Capital SA, 6.375%, 11/15/2033(b)	31,106
25,000		Telecom Italia Finance SA, EMTN, 7.750%, 1/24/2033, (EUR)	35,265

			209,016

		Mexico — 0.9%
85,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(b)	73,100
10,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	72,975
12,000		Mexican Government, Series A, GMTN, 6.050%, 1/11/2040(b)	10,902

			156,977

		Netherlands — 3.0%
50,000		Cemex Finance Europe BV, 4.750%, 3/05/2014, (EUR)	45,338
50,000		Koninklijke (Royal) KPN NV, GMTN, 4.750%, 1/17/2017, (EUR)	69,669
100,000		Linde Finance BV, EMTN, 4.750%, 4/24/2017, (EUR)	140,402
100,000		RWE Finance BV, EMTN 5.500%, 7/06/2022, (GBP)	165,754
10,000		Wolters Kluwer NV, 5.125%, 1/27/2014, (EUR)	14,396
50,000		Wolters Kluwer NV, 6.375%, 4/10/2018, (EUR)	72,343

			507,902

		Norway — 3.1%
275,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	43,776
725,000		Norwegian Government, 5.000%, 5/15/2015, (NOK)	120,849
775,000		Norwegian Government, 6.000%, 5/16/2011, (NOK)	129,407
1,235,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	215,944

			509,976

		South Africa — 0.5%
100,000		Edcon Proprietary Ltd., 144A, 4.527%, 6/15/2014, (EUR)(c)	81,365

		Spain — 2.2%
23,000,000		Instituto de Credito Oficial, EMTN, 0.800%, 9/28/2009, (JPY)	238,858
100,000		Santander Issurance SA, EMTN, (fixed rate to 5/29/14, variable rate thereafter), 4.750%, 5/29/2019, (EUR)	126,314

			365,172

		Supranational — 6.8%
40,000,000		Asian Development Bank, GMTN 2.350%, 6/21/2027, (JPY)	407,206
2,000,000		European Investment Bank, 1.250%, 9/20/2012, (JPY)	20,947
4,000,000		European Investment Bank, 1.400%, 6/20/2017, (JPY)	40,921
921,000,000		European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	58,874
28,000,000		Inter-American Development Bank, 1.900%, 7/08/2009, (JPY)	290,704
30,000,000		Nordic Investment Bank, Series C, GMTN, 1.700%, 4/27/2017, (JPY)(b)	306,925

			1,125,577

		Sweden — 0.8%
100,000		Telefonaktiebolaget LM Ericsson, EMTN, 5.375%, 6/27/2017, (EUR)(b)	132,279

		United Arab Emirates — 0.9%
100,000		Abu Dhabi National Energy Co., 144A, 6.500%, 10/27/2036(b)	84,761
100,000		DP World Ltd., 144A, 6.850%, 7/02/2037(b)	66,500

			151,261

		United Kingdom — 5.5%
50,000		BAT International Finance PLC, EMTN, 5.375%, 6/29/2017, (EUR)	70,833
50,000		BAT International Finance PLC, EMTN, 5.875%, 3/12/2015, (EUR)	74,667
50,000		BP Capital Markets PLC, EMTN, 5.750%, 2/26/2010, (GBP)	83,900
50,000		British Sky Broadcasting Group PLC, EMTN 6.000%, 5/21/2027, (GBP)	74,181

2

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — continued
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	$81,847
100,000	Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013, (EUR)	135,129
65,000	Lloyds TSB Group PLC, 5.875%, 7/08/2014, (EUR)	87,424
100,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	126,741
25,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	44,295
100,000	Vodafone Group PLC, EMTN, 5.375%, 6/06/2022, (EUR)	137,900

		916,917

	United States — 17.0%
25,000	Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017, (GBP)	40,719
15,000	Ashland, Inc., 144A, 9.125%, 6/01/2017(b)	15,600
100,000	AT&T, Inc., 6.125%, 4/02/2015, (EUR)	151,491
100,000	Bristol-Myers Squibb Co., 4.625%, 11/15/2021, (EUR)	135,152
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	61,109
20,000	Chesapeake Energy Corp., 6.375%, 6/15/2015(b)	17,800
60,000	Chesapeake Energy Corp., 6.500%, 8/15/2017(b)	50,400
95,000	Chevron Phillips Chemical Co. LLC, 144A, 7.000%, 6/15/2014(b)	97,131
50,000	Couche-Tard US/Finance, 7.500%, 12/15/2013(b)	48,750
50,000	Countrywide Financial Corp., EMTN 5.125%, 2/17/2011, (GBP)	79,985
60,000	CSX Corp., 5.600%, 5/01/2017(b)	58,432
65,000	Energy Transfer Partners LP, 6.625%, 10/15/2036(b)	63,510
60,000	Frontier Communications Corp., 6.250%, 1/15/2013(b)	55,200
20,000	Frontier Communications Corp., 7.875%, 1/15/2027(b)	16,000
10,000,000	General Electric Capital Corp., GMTN, 1.450%, 11/10/2011, (JPY)	98,463
100,000	Georgia-Pacific Corp., 8.000%, 1/15/2024(b)	85,000
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	65,010
50,000	Goldman Sachs Group, Inc. (The), 7.125%, 8/07/2025, (GBP)	86,025
55,000	HCA, Inc., 5.750%, 3/15/2014(b)	44,000
45,000	HCA, Inc., 8.360%, 4/15/2024(b)	29,709
85,000	Host Hotels & Resorts LP, 6.375%, 3/15/2015(b)	73,525
90,000	International Paper Co., 8.700%, 6/15/2038(b)	80,288
50,000	Kraft Food, Inc., 6.250%, 3/20/2015, (EUR)	75,080
100,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	93,753
25,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	39,099
50,000	Morgan Stanley, EMTN, 3.750%, 3/01/2013, (EUR)	65,624
75,000	Motorola, Inc., 6.625%, 11/15/2037(b)	51,000
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029(b)	4,100
5,000	New Albertson’s, Inc., 7.750%, 6/15/2026(b)	4,263
95,000	New Albertson’s, Inc., 8.000%, 5/01/2031(b)	81,462
5,000	New Albertson’s, Inc., 8.700%, 5/01/2030(b)	4,362
50,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	63,128
100,000	Pfizer, Inc., 4.750%, 12/15/2014, (EUR)	147,434
50,000	Philip Morris International, Inc., GMTN, 5.875%, 9/04/2015, (EUR)	74,756
95,000	Qwest Corp., 6.875%, 9/15/2033(b)	69,350
100,000	Schering-Plough Corp., 5.375%, 10/01/2014, (EUR)	146,984
50,000	Simon Property Group LP, 10.350%, 4/01/2019(b)	56,812
70,000	SLM Corp., Series A, MTN, 4.500%, 7/26/2010(b)	66,150
100,000	Sprint Nextel Corp., 6.000%, 12/01/2016(b)	81,750
90,000	Talisman Energy, Inc., 5.750%, 5/15/2035(b)	69,909
100,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	110,664
50,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	64,614

		2,823,593

	Total Non-Convertible Bonds (Identified Cost $15,541,943)	15,607,593

Convertible Bonds — 0.2%
	United States — 0.2%
50,000	Hologic, Inc. (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(b)(d) (Identified Cost $34,701)	35,500

	Total Bonds and Notes (Identified Cost $15,576,644)	15,643,093

3

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.1%
$505,000	Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(e) (Identified Cost $505,000)	$505,000

	Total Investments — 97.2% (Identified Cost $16,081,644)(a)	16,148,093
	Other assets less liabilities — 2.8%	471,285

	Net Assets — 100.0%	$16,619,378

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are “marked-to-market” daily using interpolated prices determined by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized appreciation on investments based on a cost of $16,112,268 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$681,098
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(645,273)

Net unrealized appreciation	$35,825

(b)	All or a portion of this security is held as collateral for open forward foreign currency contracts.

(c)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(d)	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(e)	Rate represents discount rate at time of purchase.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $1,057,378 or 6.4% of net assets.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone

4

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
Buy[1]	9/16/2009	Euro	1,130,000	$1,585,024	$(14,455)
Buy[1]	9/16/2009	Euro	421,000	590,526	3,289
Buy[2]	9/16/2009	Japanese Yen	20,000,000	207,787	497
Buy[3]	7/15/2009	South Korean Won	248,000,000	194,819	(2,249)

Total					$(12,918)

[1]	Counterparty is Credit Suisse

[2]	Counterparty is JP Morgan Chase

[3]	Counterparty is UBS

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$194,289	$—	$194,289
Austria	—	177,250	—	177,250
Belgium	—	1,759,971	—	1,759,971
Brazil	—	198,359	—	198,359
Canada	—	914,226	—	914,226
Cayman Islands	—	364,385	—	364,385
France	—	800,467	—	800,467
Germany	—	2,017,467	—	2,017,467
India	—	165,901	—	165,901
Indonesia	—	126,625	—	126,625
Ireland	—	205,553	—	205,553
Italy	—	171,235	—	171,235
Japan	—	1,277,715	—	1,277,715
Jersey	—	71,254	—	71,254
Korea	—	182,861	—	182,861
Luxembourg	—	209,016	—	209,016
Mexico	—	156,977	—	156,977
Netherlands	—	507,902	—	507,902
Norway	—	509,976	—	509,976
South Africa	—	81,365	—	81,365
Spain	—	365,172	—	365,172
Supranational	—	1,066,703	58,874	1,125,577
Sweden	—	132,279	—	132,279
United Arab Emirates	—	151,261	—	151,261
United Kingdom	—	916,917	—	916,917
United States	—	2,823,593	—	2,823,593

Total Non-Convertible Bonds	—	15,548,719	58,874	15,607,593

Convertible Bonds United States	—	35,500	—	35,500

Total Bonds and Notes	—	15,584,219	58,874	15,643,093

Short-Term Investments	—	505,000	—	505,000

Total Investments	—	16,089,219	58,874	16,148,093

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,786	—	3,786

Total	$—	$16,093,005	$58,874	$16,151,879

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(16,704)	$—	$(16,704)

6

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
Supranational	$58,327	$3,644	$—	$(3,097)	$—	$—	$—	$—	$58,874
United States	68,665	39	—	6,052	—	—	—	(74,756)	—

Total	$126,992	$3,683	$—	$2,955	$—	$—	$—	$(74,756)	$58,874

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on April 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the fund.

Net Assets Summary at June 30, 2009 (Unaudited)

Treasuries	21.6%
Banking	11.2
Government Guaranteed	9.0
Supranational	6.8
Wirelines	4.7
Sovereigns	4.4
Government Agencies	4.0
Pharmaceuticals	2.6
Tobacco	2.1
Other Investments, less than 2% each	27.7
Short-Term Investments	3.1

Total Investments	97.2
Other assets less liabilities (including open Forward Foreign Currency Contracts)	2.8

Net Assets	100.0%

Currency Exposure at June 30, 2009 as a Percentage of Net Assets (Unaudited)

Euro	37.6%
Japanese Yen	23.2
United States Dollar	19.1
British Pound	7.7
Canadian Dollar	4.4
Norwegian Krone	3.1
Other, less than 2% each	2.1

Total Investments	97.2
Other assets less liabilities (including open Forward Foreign Currency Contracts)	2.8

Net Assets	100.0%

7

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 97.5% of Net Assets
Non-Convertible Bonds – 96.7%
	ABS Car Loan – 1.3%
$69,327,000	ARG Funding Corp., Series 2005-2A, Class A5, 0.477%, 5/20/2011, 144A(b)	$64,825,751
26,520,000	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.349%, 5/15/2013(b)	24,269,950
500,000	Daimler Chrysler Auto Trust, Series 2008-B, Class A4A, 5.320%, 11/10/2014	466,319
7,199,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	6,163,564

		95,725,584

	ABS Credit Card – 1.6%
9,995,000	American Express Issuance Trust, Series 2005-2, Class A, 0.389%, 8/15/2013(b)	9,613,295
24,955,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.399%, 9/15/2015(b)	23,805,987
2,550,000	Capital One Multi-Asset Execution Trust, Series 2006-C2, Class C, 0.619%, 6/16/2014(b)	2,281,961
29,215,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.569%, 4/15/2019(b)	20,332,331
4,000,000	Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.350%, 2/07/2020	3,978,511
29,395,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	27,777,334
10,000,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014	9,718,102
19,060,000	MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 0.499%, 12/17/2012(b)	18,586,014
5,000,000	World Financial Network Credit Card, Series 2008-B, Class M, 7.800%, 10/15/2013	4,950,075

		121,043,610

	ABS Other – 0.3%
16,965,000	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	17,110,270
375,416	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/2018	375,289
1,700,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,510,074

		18,995,633

	Airlines – 1.8%
17,345,000	American Airlines, Inc., Pass Through Tust, Series 2009-1A, 10.375%, 7/02/2019	17,496,769
30,000,000	Continental Airlines, Inc., 9.000%, 7/08/2016	29,962,500
1,904,201	Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,551,923
737,943	Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703%, 12/15/2022	619,872
37,300,000	Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022	30,772,500
12,208,000	Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022	8,057,280
665,228	Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	585,401
542,857	Continental Airlines, Inc., Series 991A, Class B, 6.545%, 8/02/2020	502,143
834,956	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	705,538
18,765,877	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	11,916,332
10,739,048	Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017	7,034,076
8,115,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	7,330,710
29,383,325	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024	22,625,160

		139,160,204

	Automotive – 0.6%
33,635,000	Cummins, Inc., 5.650%, 3/01/2098	17,873,874
3,389,000	Cummins, Inc., 6.750%, 2/15/2027	2,872,177
665,000	Cummins, Inc., 7.125%, 3/01/2028	532,460
1,990,000	Ford Motor Co., 6.375%, 2/01/2029	1,074,600
130,000	Ford Motor Co., 6.500%, 8/01/2018	76,700
260,000	Ford Motor Co., 6.625%, 2/15/2028	140,400
5,185,000	Ford Motor Co., 6.625%, 10/01/2028	2,799,900
8,730,000	Ford Motor Co., 7.450%, 7/16/2031	5,150,700
245,000	Ford Motor Co., 7.500%, 8/01/2026	132,300
11,830,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	11,417,736
345,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	277,391
700,000	Ford Motor Credit Co. LLC, 7.375%, 10/28/2009	694,000
1,540,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	1,177,375

1

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Automotive – continued
$935,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	$878,829
2,135,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	2,045,108

		47,143,550

	Banking – 7.2%
7,450,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	6,795,674
18,889,000	Associates Corp. of North America, 6.950%, 11/01/2018	16,899,781
2,595,000	BAC Capital Trust VI, 5.625%, 3/08/2035	1,687,326
25,690,000	Bank of America Corp., 5.750%, 12/01/2017	22,875,095
10,020,000	Bank of America Corp., Series L, MTN, 7.375%, 5/15/2014	10,350,820
3,120,000,000	Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	2,508,833
180,000,000	Barclays Financial LLC, 4.160%, 2/22/2010, (THB), 144A	5,386,792
3,500,000,000	Barclays Financial LLC, 4.460%, 9/23/2010, (KRW), 144A	2,827,309
52,000,000	Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, (THB), 144A	1,553,437
2,220,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	1,963,086
975,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	957,856
2,150,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	2,153,816
12,745,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	13,433,090
16,371,250,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, (IDR), 144A	1,225,658
19,200,000	Capital One Financial Corp., 6.150%, 9/01/2016	16,992,576
9,860,000	Citibank NA, 15.000%, 7/02/2010, (BRL), 144A	5,293,655
10,400,000	Citigroup, Inc., 5.000%, 9/15/2014	8,718,507
4,125,000	Citigroup, Inc., 5.850%, 12/11/2034	3,203,533
5,670,000	Citigroup, Inc., 5.875%, 5/29/2037	4,430,413
2,225,000	Citigroup, Inc., 6.125%, 8/25/2036	1,656,882
984,000	Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	971,106
13,400,000	Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014	13,468,233
6,790,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	6,610,588
100,220,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	89,094,979
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	545,899
22,683,264,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	1,744,661
17,920,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	1,378,299
68,827,366,920	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, (IDR), 144A	4,560,171
18,000,000	JPMorgan Chase & Co., Zero Coupon , 5/17/2010, (BRL), 144A	8,452,164
24,124,936,500	JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, (IDR), 144A	1,998,299
1,700,000	Kaupthing Bank, 1/15/2010, 144A(c)	221,000
18,400,000	Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A(c)	2,392,000
2,700,000	Kaupthing Bank, Series E, 6.125%, 10/04/2016, 144A(c)	351,000
100,000	Keybank NA, 6.950%, 2/01/2028	73,000
30,000,000	Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010, (ISK)	181,094
111,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	86,194,818
200,000	Merrill Lynch & Co., Inc., 7.750%, 5/14/2038	185,781
10,000,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	4,490,942
3,200,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	3,000,100
11,895,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	11,009,489
4,955,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	4,386,463
12,975,000	Morgan Stanley, 4.000%, 1/15/2010	13,104,815
51,525,000	Morgan Stanley, 4.750%, 4/01/2014	48,670,000
7,000,000	Morgan Stanley, 5.375%, 10/15/2015	6,858,957
11,350,000	Morgan Stanley, 6.750%, 4/15/2011	11,889,897
9,700,000	Morgan Stanley, 7.300%, 5/13/2019	10,058,415
1,510,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	1,410,011
2,850,000	Morgan Stanley, GMTN, 5.125%, 11/30/2015, (GBP)	4,293,715
6,400,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	5,964,864
11,800,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	10,984,360
15,610,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	14,978,732
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,413,703
1,325,000	National City Bank, MTN, 5.800%, 6/07/2017	1,261,387
9,826,000	National City Corp., 6.875%, 5/15/2019	9,427,782
1,181,000,000	Rabobank Nederland, EMTN, 10.250%, 9/10/2009, (ISK), 144A	6,947,198
3,400,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,072,274

2

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Banking – continued
$18,250,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	$18,623,778

		542,184,113

	Brokerage – 0.7%
54,955,000	Jefferies Group, Inc., 8.500%, 7/15/2019	54,513,821
	Building Materials – 0.6%
4,335,000	Masco Corp., 0.939%, 3/12/2010(b)	4,181,437
2,225,000	Masco Corp., 4.800%, 6/15/2015	1,748,805
10,625,000	Masco Corp., 5.850%, 3/15/2017	8,487,271
6,760,000	Masco Corp., 6.125%, 10/03/2016	5,675,669
790,000	Masco Corp., 6.500%, 8/15/2032	537,068
1,505,000	Masco Corp., 7.750%, 8/01/2029	1,111,914
8,010,000	Owens Corning, Inc., 6.500%, 12/01/2016	7,021,270
23,003,000	Owens Corning, Inc., 7.000%, 12/01/2036	16,302,939
1,060,000	USG Corp., 6.300%, 11/15/2016	784,400

		45,850,773

	Chemicals – 2.0%
35,520,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	37,054,961
17,625,000	Cytec Industries, Inc., 8.950%, 7/01/2017	17,576,002
25,165,000	Lubrizol Corp., 6.500%, 10/01/2034	22,303,463
2,400,000	Methanex Corp., 6.000%, 8/15/2015	1,847,321
68,560,000	PPG Industries, Inc., 6.650%, 3/15/2018	72,888,947

		151,670,694

	Collateralized Mortgage Obligations – 0.0%
1,656,855	CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020	1,590,581
132,555	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 6.027%, 9/25/2036(b)	83,260

		1,673,841

	Commercial Mortgage-Backed Securities – 2.8%
3,000,000	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	3,019,735
8,100,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	6,555,364
62,975,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.723%, 6/15/2039(b)	42,863,052
35,130,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.810%, 9/15/2039(b)	23,955,558
5,110,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	3,508,828
24,057,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	19,342,855
15,360,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	12,243,680
20,220,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	16,127,971
8,930,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.875%, 4/15/2045(b)	7,579,482
60,634,099	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.798%, 6/15/2049(b)	46,302,320
21,993,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	16,188,816
3,200,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(b)	2,679,262
1,340,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	898,764
12,700,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	10,966,011
3,700,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,825,942

		215,057,640

	Construction Machinery – 0.9%
5,995,000	Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018	5,707,563
53,900,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	57,494,645
1,625,000	Caterpillar Financial Services Corp., Series F, MTN, 5.850%, 9/01/2017	1,654,572
6,935,000	Toro Co., 6.625%, 5/01/2037(d)	5,040,261

		69,897,041

	Consumer Cyclical Services – 1.0%
15,350,000	Western Union Co. (The), 5.930%, 10/01/2016	15,497,391
19,330,000	Western Union Co. (The), 6.200%, 11/17/2036	18,215,258

3

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services – continued
$40,000,000	Western Union Co. (The), 6.500%, 2/26/2014	$42,692,240

		76,404,889

	Consumer Products – 0.9%
38,725,000	Koninklijke (Royal) Philips Electronics N.V., 6.875%, 3/11/2038	41,480,090
10,210,000	Snap-on, Inc., 5.850%, 3/01/2014	10,328,967
12,010,000	Snap-on, Inc., 6.700%, 3/01/2019	11,949,542
1,335,000	Whirlpool Corp., MTN, 8.000%, 5/01/2012	1,381,691
800,000	Whirlpool Corp., MTN, 8.600%, 5/01/2014	836,000

		65,976,290

	Distributors – 1.0%
10,000,000	EQT Corp., 8.125%, 6/01/2019	10,703,680
61,345,000	Equitable Resources, Inc., 6.500%, 4/01/2018	59,275,465
5,865,000	ONEOK, Inc., 6.000%, 6/15/2035	4,915,920

		74,895,065

	Diversified Manufacturing – 0.4%
1,425,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,425,336
17,950,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	19,864,145
8,605,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	10,017,452

		31,306,933

	Electric – 3.7%
40,400,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	36,418,257
500,000	Baltimore Gas & Electric Co., 5.200%, 6/15/2033	415,646
11,266,000	Bruce Mansfield Unit, 6.850%, 6/01/2034(d)	8,666,258
17,815,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	17,356,353
26,290,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	22,904,794
895,000	Commonwealth Edison Co., 4.700%, 4/15/2015	883,463
1,700,000	Commonwealth Edison Co., 5.875%, 2/01/2033	1,629,292
2,750,000	Constellation Energy Group, Inc., 4.550%, 6/15/2015	2,383,557
960,000	Dominion Resources, Inc., 5.950%, 6/15/2035	915,761
5,500,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	5,808,148
1,000,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	1,119,658
3,681,000	Exelon Corp., 4.900%, 6/15/2015	3,427,317
47,570,000	Illinois Power Co., 6.250%, 4/01/2018	45,050,217
1,905,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	1,803,206
2,830,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	2,373,306
9,757,409	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	8,045,081
1,500,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	1,597,508
1,000,000	MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	988,478
7,185,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	7,456,909
24,635,000	NiSource Finance Corp., 6.400%, 3/15/2018	22,602,440
22,085,000	NiSource Finance Corp., 6.800%, 1/15/2019	20,695,699
1,565,000	Ohio Edison Co., 6.875%, 7/15/2036	1,576,869
35,500	Quezon Power Philippines Co., 8.860%, 6/15/2017	31,595
51,115,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	52,129,428
500,000	SP Powerassets Ltd., EMTN, 3.730%, 10/22/2010, (SGD)	350,382
8,785,000	Toledo Edison Co., 6.150%, 5/15/2037	8,269,452
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017(d)	912,344
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037(d)	1,137,021

		276,948,439

	Entertainment – 0.3%
5,010,000	Time Warner, Inc., 6.500%, 11/15/2036	4,387,252
4,300,000	Time Warner, Inc., 6.625%, 5/15/2029	3,888,266
755,000	Time Warner, Inc., 6.950%, 1/15/2028	709,252
505,000	Time Warner, Inc., 7.625%, 4/15/2031	490,939
330,000	Time Warner, Inc., 7.700%, 5/01/2032	324,280
3,695,000	Viacom, Inc., 6.125%, 10/05/2017	3,590,893
2,655,000	Viacom, Inc., 6.250%, 4/30/2016	2,615,600
6,490,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	5,979,295

		21,985,777

	Food & Beverage – 1.9%
76,425,000	Anheuser-Busch Cos., Inc., 5.375%, 11/15/2014, 144A	77,106,634
6,845,000	Anheuser-Busch Cos., Inc., 5.950%, 1/15/2033	5,641,498
8,760,000	Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	8,159,756
2,500,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	3,055,436

4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage – continued
$1,525,000	Cia Brasileira de Bebidas, 8.750%, 9/15/2013	$1,738,500
8,630,000	Corn Products International, Inc., 6.625%, 4/15/2037	6,867,866
9,925,000	Kraft Foods, Inc., 6.500%, 8/11/2017	10,453,288
21,385,000	Kraft Foods, Inc., 6.500%, 11/01/2031	21,233,124
8,080,000	Kraft Foods, Inc., 7.000%, 8/11/2037	8,532,860

		142,788,962

	Government Owned - No Guarantee – 1.1%
3,820,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	3,237,855
37,780,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	37,725,030
52,220,000	DP World Ltd., 6.850%, 7/02/2037, 144A	34,726,300
4,465,000	Federal Home Loan Mortgage Corp., MTN, 5.000%, 12/14/2018	4,239,076
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,097,519

		81,025,780

	Health Insurance – 0.8%
5,455,000	CIGNA Corp., 6.150%, 11/15/2036	3,905,824
1,355,000	CIGNA Corp., 6.350%, 3/15/2018	1,199,407
1,603,000	CIGNA Corp., 7.875%, 5/15/2027	1,373,628
3,650,000	CIGNA Corp., 8.500%, 5/01/2019	3,700,615
24,830,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	20,083,894
565,000	UnitedHealth Group, Inc., 6.500%, 6/15/2037	489,877
4,556,000	UnitedHealth Group, Inc., 6.625%, 11/15/2037	4,084,905
2,567,000	UnitedHealth Group, Inc., 6.875%, 2/15/2038	2,349,421
27,070,000	WellPoint, Inc., 6.375%, 6/15/2037	24,819,914

		62,007,485

	Healthcare – 1.8%
7,535,000	Covidien International Finance SA, 6.000%, 10/15/2017	8,013,081
17,795,000	Express Scripts, Inc., 6.250%, 6/15/2014	18,829,032
10,730,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,832,443
9,480,000	HCA, Inc., 5.750%, 3/15/2014	7,584,000
1,950,000	HCA, Inc., 6.250%, 2/15/2013	1,706,250
3,930,000	HCA, Inc., 6.300%, 10/01/2012	3,605,775
3,810,000	HCA, Inc., 6.375%, 1/15/2015	3,095,625
4,015,000	HCA, Inc., 6.500%, 2/15/2016	3,242,113
365,000	HCA, Inc., 6.750%, 7/15/2013	321,200
3,000,000	HCA, Inc., 7.050%, 12/01/2027	1,827,180
2,290,000	HCA, Inc., 7.190%, 11/15/2015	1,764,690
2,155,000	HCA, Inc., 7.500%, 12/15/2023	1,403,707
1,310,000	HCA, Inc., 7.500%, 11/06/2033	746,700
3,890,000	HCA, Inc., 7.690%, 6/15/2025	2,388,876
4,255,000	HCA, Inc., 8.360%, 4/15/2024	2,809,142
1,225,000	HCA, Inc., MTN, 7.580%, 9/15/2025	754,268
3,135,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,863,613
2,865,000	Hospira, Inc., 6.050%, 3/30/2017	2,797,948
57,190,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,225,416
530,000	Owens & Minor, Inc., 6.350%, 4/15/2016(d)	463,758

		135,274,817

	Home Construction – 0.3%
850,000	Centex Corp., 5.250%, 6/15/2015	733,125
3,685,000	D.R. Horton, Inc., 5.250%, 2/15/2015	3,058,550
2,050,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	1,763,000
2,605,000	Lennar Corp., Series B, 5.600%, 5/31/2015	2,051,437
1,870,000	Lennar Corp., Series B, 6.500%, 4/15/2016	1,496,000
2,945,000	Pulte Homes, Inc., 5.200%, 2/15/2015	2,459,075
250,000	Pulte Homes, Inc., 5.250%, 1/15/2014	217,500
9,400,000	Pulte Homes, Inc., 6.000%, 2/15/2035	6,110,000
3,645,000	Pulte Homes, Inc., 6.375%, 5/15/2033	2,405,700
3,605,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	3,191,788

		23,486,175

	Independent Energy – 1.9%
3,715,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,665,308
15,680,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	14,095,003
1,940,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	2,394,944
500,000	Devon Financing Corp. LLC, 7.875%, 9/30/2031	588,754
55,085,000	Noble Energy, Inc., 8.250%, 3/01/2019	62,672,518
600,000	Questar Market Resources, Inc., 6.050%, 9/01/2016	551,807
48,640,000	Questar Market Resources, Inc., 6.800%, 4/01/2018	45,829,824

5

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Independent Energy – continued
$3,585,000		Talisman Energy, Inc., 5.850%, 2/01/2037	$3,059,934
10,865,000		Talisman Energy, Inc., 6.250%, 2/01/2038	9,785,801
160,000		XTO Energy, Inc., 6.100%, 4/01/2036	155,066

			142,798,959

		Integrated Energy – 0.3%
21,450,000		Marathon Oil Corp., 7.500%, 2/15/2019	23,411,645
1,355,658		PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A	1,369,215

			24,780,860

		Life Insurance – 0.4%
25,000,000		Lincoln National Corp., 8.750%, 7/01/2019	25,211,825
9,260,000		Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	6,347,212

			31,559,037

		Local Authorities – 0.4%
220,000		Alberta Municipal Funding Corp., 5.700%, 9/01/2011, (CAD)	205,347
7,070,000		Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	4,390,017
26,071		Province of Alberta, 5.930%, 9/16/2016, (CAD)	25,023
500,000		Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	502,171
30,440,000		Quebec Province, Series QC, 6.750%, 11/09/2015, (NZD)	19,098,495
14,550,000		Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(d)	9,002,522

			33,223,575

		Media Cable – 2.0%
2,195,000		Comcast Corp., 6.450%, 3/15/2037	2,163,258
4,610,000		Comcast Corp., 6.500%, 11/15/2035	4,660,217
32,715,000		Comcast Corp., 6.950%, 8/15/2037	34,111,244
16,941,000		Comcast Corp., Class A, 5.650%, 6/15/2035	15,515,855
4,100,000		Cox Communications, Inc., Class A, 6.250%, 6/01/2018, 144A	4,052,973
3,750,000		Cox Communications, Inc., Class A, 6.750%, 3/15/2011	3,955,560
4,190,000		Time Warner Cable, Inc., 5.850%, 5/01/2017	4,184,138
79,880,000		Time Warner Cable, Inc., 6.750%, 7/01/2018	83,200,532
350,000		Virgin Media Finance PLC, 9.750%, 4/15/2014, (GBP)	535,512

			152,379,289

		Media Non-Cable – 0.3%
4,580,000		News America Holdings, 8.150%, 10/17/2036	4,600,596
7,700,000		News America, Inc., 6.150%, 3/01/2037	6,530,609
4,095,000		News America, Inc., 6.200%, 12/15/2034	3,495,885
9,760,000		News America, Inc., 6.400%, 12/15/2035	8,542,294

			23,169,384

		Metals & Mining – 1.3%
5,000,000		ArcelorMittal, 9.850%, 6/01/2019	5,396,060
2,415,000		ArcelorMittal USA Partnership, 9.750%, 4/01/2014	2,530,292
3,605,000		Barrick Gold Finance Co., 5.800%, 11/15/2034	3,353,176
12,775,000		Newmont Mining Corp., 5.875%, 4/01/2035	11,928,784
3,250,000		Rio Tinto Alcan, Inc., 5.750%, 6/01/2035	2,356,663
30,000,000		Rio Tinto Finance (USA) Ltd., 8.950%, 5/01/2014	33,337,380
1,500,000		Teck Cominco Ltd., 7.000%, 9/15/2012	1,481,250
1,985,000		United States Steel Corp., 6.050%, 6/01/2017	1,692,995
4,712,000		United States Steel Corp., 6.650%, 6/01/2037	3,560,038
31,890,000		United States Steel Corp., 7.000%, 2/01/2018	27,704,023
3,735,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,546,401

			96,887,062

		Mortgage Related – 0.0%
147,607		FHLMC, 5.000%, 12/01/2031	151,135
29,044		FNMA, 6.000%, 7/01/2029	30,715

			181,850

		Non-Captive Consumer – 1.6%
5,000,000		American General Finance Corp., Series I, MTN, 5.400%, 12/01/2015	2,692,850
88,895,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	48,135,042
25,000,000		HSBC Finance Corp., 6.375%, 11/27/2012	25,486,250
63,775	(†††)	SLM Corp., 6.000%, 12/15/2043	946,262
6,200,000		SLM Corp., EMTN, 4.750%, 3/17/2014, (EUR)	6,088,365
630,000		SLM Corp., MTN, 5.050%, 11/14/2014	487,431
310,000		SLM Corp., MTN, 5.125%, 8/27/2012	265,161
200,000		SLM Corp., Series A, MTN, 4.500%, 7/26/2010	189,000
3,190,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	2,580,254
2,120,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	1,590,000
960,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	636,845

6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Consumer – continued
$1,680,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	$1,403,475
1,470,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	1,181,454
300,000	SLM Corp., Series A, MTN, 5.400%, 10/25/2011	269,817
690,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	407,100
7,590,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010, (NZD)(d)(e)	4,477,781
31,335,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	26,806,623

		123,643,710

	Non-Captive Diversified – 3.0%
4,152,000	CIT Group, Inc., 5.400%, 2/13/2012	2,833,740
7,550,000	CIT Group, Inc., 5.500%, 12/01/2014, (GBP)	6,334,841
42,719,000	CIT Group, Inc., 12.000%, 12/18/2018, 144A	20,718,715
1,750,000	CIT Group, Inc., EMTN, 3.800%, 11/14/2012, (EUR)	1,472,992
350,000	CIT Group, Inc., EMTN, 4.650%, 9/19/2016, (EUR)	245,499
2,050,000	CIT Group, Inc., EMTN, 5.000%, 5/13/2014, (EUR)	1,524,196
4,250,000	CIT Group, Inc., EMTN, 5.500%, 12/20/2016, (GBP)	3,496,049
5,450,000	CIT Group, Inc., GMTN, 4.250%, 9/22/2011, (EUR)	5,275,414
137,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	81,359
1,450,000	CIT Group, Inc., MTN, 4.250%, 3/17/2015, (EUR)	1,037,407
236,000	CIT Group, Inc., MTN, 5.125%, 9/30/2014	139,106
717,000	CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	347,745
22,522,000	CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012	15,421,849
7,515,000	General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012, (AUD)	6,056,585
990,000	General Electric Capital Corp., 5.625%, 5/01/2018	936,325
4,775,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	3,778,873
14,535,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	8,272,693
6,200,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	3,672,143
13,400,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	8,121,321
4,200,000	General Electric Capital Corp., Series A, GMTN, 6.625%, 2/04/2010, (NZD)	2,723,278
24,270,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	14,664,782
10,470,000	General Electric Capital Corp., Series A, MTN, 1.431%, 5/13/2024(b)	6,427,983
17,060,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	16,597,162
27,137,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	15,240,056
1,345,000	GMAC LLC, 6.000%, 12/15/2011	1,129,278
1,310,000	GMAC LLC, 6.625%, 5/15/2012	1,066,564
1,670,000	GMAC LLC, 6.750%, 12/01/2014	1,283,856
1,500,000	GMAC LLC, 6.875%, 9/15/2011	1,289,745
400,000	GMAC LLC, 6.875%, 8/28/2012	325,992
1,210,000	GMAC LLC, 7.000%, 2/01/2012	1,004,354
3,142,000	GMAC LLC, 7.500%, 12/31/2013, 144A	2,435,050
5,664,000	GMAC LLC, 8.000%, 12/31/2018, 144A	3,596,640
2,335,000	GMAC LLC, 8.000%, 11/01/2031	1,599,347
2,805,000	GMAC LLC, EMTN, 4.750%, 9/14/2009, (EUR)	3,836,617
5,045,000	GMAC LLC, EMTN, 5.375%, 6/06/2011, (EUR)	6,051,155
380,000	GMAC LLC, EMTN, 5.750%, 9/27/2010, (EUR)	477,109
8,250,000	International Lease Finance Corp., 4.750%, 7/01/2009	8,250,000
9,590,000	International Lease Finance Corp., 5.000%, 4/15/2010	8,783,232
2,285,000	International Lease Finance Corp., 5.000%, 9/15/2012	1,767,240
3,280,000	International Lease Finance Corp., 6.375%, 3/25/2013	2,495,470
16,000,000	International Lease Finance Corp., EMTN, 6.625%, 12/07/2009, (GBP)	24,735,931
655,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	508,875
2,755,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010	2,475,073
5,225,000	iStar Financial, Inc., 5.150%, 3/01/2012	2,638,625
1,000,000	iStar Financial, Inc., 5.375%, 4/15/2010	850,000
330,000	iStar Financial, Inc., 5.500%, 6/15/2012	167,475
3,700,000	iStar Financial, Inc., 5.650%, 9/15/2011	2,146,000
765,000	iStar Financial, Inc., 5.800%, 3/15/2011	462,825
385,000	iStar Financial, Inc., 5.850%, 3/15/2017	154,000

7

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified – continued
$1,605,000	iStar Financial, Inc., 5.875%, 3/15/2016	$642,000
745,000	iStar Financial, Inc., 6.050%, 4/15/2015	298,000
535,000	iStar Financial, Inc., 8.625%, 6/01/2013	278,200
335,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	194,300
254,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	106,680
5,680,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	2,485,000

		228,954,746

	Oil Field Services – 2.0%
6,095,000	Nabors Industries, Inc., 6.150%, 2/15/2018	5,850,962
73,075,000	Nabors Industries, Inc., 9.250%, 1/15/2019, 144A	84,253,794
600,000	Transocean Ltd., 7.375%, 4/15/2018	663,439
5,905,000	Weatherford International Ltd., 6.500%, 8/01/2036	5,343,972
1,680,000	Weatherford International Ltd., 6.800%, 6/15/2037	1,578,453
5,405,000	Weatherford International Ltd., 7.000%, 3/15/2038	5,204,199
42,255,000	Weatherford International Ltd., 9.625%, 3/01/2019	49,709,078

		152,603,897

	Paper – 1.8%
575,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	429,812
2,460,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	1,906,500
285,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	223,012
1,340,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	1,139,000
2,280,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,972,200
6,295,000	International Paper Co., 5.250%, 4/01/2016	5,360,205
989,000	International Paper Co., 5.500%, 1/15/2014	908,566
92,495,000	International Paper Co., 7.950%, 6/15/2018	89,233,719
7,777,000	International Paper Co., 8.700%, 6/15/2038	6,937,784
4,210,000	International Paper Co., 9.375%, 5/15/2019	4,291,501
22,860,000	Weyerhaeuser Co., 6.875%, 12/15/2033	15,576,987
5,055,000	Weyerhaeuser Co., 7.375%, 3/15/2032	4,034,674

		132,013,960

	Pharmaceuticals – 1.5%
11,280,000	Astrazeneca PLC, 6.450%, 9/15/2037	12,504,591
800,000	Elan Financial PLC, 7.750%, 11/15/2011	740,000
2,280,000	Elan Financial PLC, 8.875%, 12/01/2013	2,086,200
90,000,000	Roche Holdings, Inc., 5.000%, 3/01/2014, 144A	94,131,450
500,000	Schering-Plough Corp., 5.550%, 12/01/2013	537,077

		109,999,318

	Pipelines – 4.0%
5,350,000	CenterPoint Energy Resources Corp., 6.250%, 2/01/2037	4,025,335
1,174,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	1,153,319
125,000	Colorado Interstate Gas Co., 6.800%, 11/15/2015	128,411
2,010,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,607,895
2,470,000	El Paso Corp., 6.950%, 6/01/2028	1,858,386
1,000,000	El Paso Corp., 12.000%, 12/12/2013	1,100,000
540,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	536,472
1,605,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,568,197
9,455,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	9,501,897
3,400,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	3,736,886
4,390,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	3,705,954
82,600,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	80,855,653
310,000	Kinder Morgan Finance Co., 5.700%, 1/05/2016	265,825
320,000	Knight, Inc., Senior Note, 5.150%, 3/01/2015	277,600
33,080,000	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014(d)	33,016,156
9,080,000	NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A	9,517,565
31,430,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	32,945,052
5,430,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	5,931,900
4,665,000	ONEOK Partners LP, 6.650%, 10/01/2036	4,301,172
10,115,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	9,750,981
48,630,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	49,364,994
1,435,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,546,554
2,130,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,053,833
16,025,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	16,215,890
4,595,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,263,016
4,215,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,082,253

8

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Pipelines – continued
$2,415,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	$2,301,287
20,000,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	19,773,200

		305,385,683

	Property & Casualty Insurance – 1.4%
3,460,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	3,368,338
12,652,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	12,053,927
31,010,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	24,540,167
43,870,000	Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	49,367,744
965,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	366,700
7,325,000	Travelers Cos., Inc. (The), MTN, 6.250%, 6/15/2037	7,586,070
2,830,000	Travelers Property Casualty Corp., 6.375%, 3/15/2033	2,967,728
2,950,000	White Mountains RE Group, 6.375%, 3/20/2017, 144A	2,314,334
4,830,000	Willis North America, Inc., 6.200%, 3/28/2017	4,277,361

		106,842,369

	Railroads – 0.8%
2,390,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	1,926,581
15,830,000	Canadian Pacific Railway Co., 5.950%, 5/15/2037	12,956,966
10,000,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	10,375,670
5,000,000	Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, (CAD), 144A	4,393,285
1,550,000	CSX Corp., 6.150%, 5/01/2037	1,441,086
18,555,000	CSX Corp., 6.250%, 3/15/2018	18,713,682
10,105,000	CSX Corp., MTN, 6.000%, 10/01/2036	9,153,463
195,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2020(d)	131,138
243,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(d)	145,800
1,738,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	869,000
1,700,000	Union Pacific Corp., 5.375%, 6/01/2033	1,504,738

		61,611,409

	Refining – 0.0%
3,740,000	Valero Energy Corp., 6.625%, 6/15/2037	3,190,669

	REITs – 2.1%
12,015,000	Camden Property Trust, 5.700%, 5/15/2017	10,681,335
1,153,000	Colonial Realty LP, 4.800%, 4/01/2011	1,079,866
625,000	Colonial Realty LP, 5.500%, 10/01/2015	492,595
525,000	Colonial Realty LP, 6.050%, 9/01/2016	413,836
4,230,000	Duke Realty LP, 5.950%, 2/15/2017	3,278,961
20,000,000	Duke Realty LP, 6.500%, 1/15/2018	15,648,960
5,000,000	Equity One, Inc., 6.000%, 9/15/2017	3,925,120
1,010,000	ERP Operating LP, 5.125%, 3/15/2016	926,268
1,800,000	ERP Operating LP, 5.375%, 8/01/2016	1,655,883
2,420,000	ERP Operating LP, 5.750%, 6/15/2017	2,257,570
10,500,000	First Industrial LP, 5.950%, 5/15/2017	6,169,201
14,130,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	11,252,991
2,195,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	1,899,349
575,000	ProLogis, 5.625%, 11/15/2015	455,921
470,000	ProLogis, 5.750%, 4/01/2016	370,455
7,075,000	Realty Income Corp., 6.750%, 8/15/2019	6,373,874
2,480,000	Simon Property Group LP, 5.250%, 12/01/2016	2,202,942
2,040,000	Simon Property Group LP, 5.300%, 5/30/2013	1,972,615
820,000	Simon Property Group LP, 5.750%, 5/01/2012	833,143
12,475,000	Simon Property Group LP, 5.750%, 12/01/2015	11,489,263
1,930,000	Simon Property Group LP, 5.875%, 3/01/2017	1,772,024
50,000,000	Simon Property Group LP, 6.750%, 5/15/2014	50,240,200
19,525,000	Simon Property Group LP, 10.350%, 4/01/2019	22,184,969

		157,577,341

	Restaurants – 0.0%
1,000,000	McDonald’s Corp., EMTN, 3.628%, 10/10/2010, (SGD)	701,409

	Retailers – 1.8%
535,000	Home Depot, Inc. (The), 5.400%, 3/01/2016	534,048
33,062,000	Home Depot, Inc. (The), 5.875%, 12/16/2036	29,169,412
8,170,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	7,170,548
16,260,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	12,034,319
12,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	10,590
7,385,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	5,828,279
8,845,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	5,924,655
200,000	Lowe’s Cos., Inc., 5.500%, 10/15/2035	182,903

9

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Retailers – continued
$4,000,000		Lowe’s Cos., Inc., 5.800%, 10/15/2036	$3,785,284
3,375,000		Lowe’s Cos., Inc., 6.650%, 9/15/2037	3,680,927
17,730,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	12,053,599
10,695,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	7,409,057
2,750,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	1,929,920
8,240,000		Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,099,965
2,078,000		Target Corp., 6.500%, 10/15/2037	2,102,011
34,867,000		Target Corp., 7.000%, 1/15/2038	37,162,887

			135,078,404

		Sovereigns – 2.2%
438,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	3,199,278
4,200,900	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	30,655,971
380,000	(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	3,102,793
29,165,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	24,520,914
31,140,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	25,721,126
20,000,000		New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	15,485,216
24,230,000		Queensland Treasury Corp., 7.125%, 9/18/2017, (NZD), 144A	15,936,949
19,325,000		Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	16,076,150
325,000		Republic of Brazil, 8.875%, 4/15/2024	403,813
24,705,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	12,418,691
250,000		Republic of Brazil, 11.000%, 8/17/2040	325,250
6,285,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	3,560,270
1,036,015,000		Republic of Iceland, Zero Coupon, 7/15/2009, (ISK)	6,077,753
362,700,000		Republic of Iceland, Zero Coupon, 9/15/2009, (ISK)	2,103,515
234,380,000		Republic of Iceland, 7.000%, 3/17/2010, (ISK)	1,387,116
138,627,000		Republic of Iceland, 13.750%, 12/10/2010, (ISK)	882,402

			161,857,207

		Supermarkets – 0.3%
4,220,000		American Stores Co., Series B, MTN, 7.100%, 3/20/2028	3,228,300
3,340,000		Kroger Co., 6.400%, 8/15/2017	3,541,001
1,900,000		New Albertson’s, Inc., 7.450%, 8/01/2029	1,558,000
1,000,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	730,000
11,100,000		Safeway, Inc., 6.350%, 8/15/2017	11,730,181

			20,787,482

		Supranational – 1.4%
90,000,000		Eurofima, EMTN, 11.000%, 2/05/2010, (ISK)	542,531
113,651,400,000		European Investment Bank, EMTN, Zero Coupon, 4/24/2013, (IDR), 144A	7,265,005
15,500,000		European Investment Bank, EMTN, 4.600%, 1/30/2037, (CAD), 144A	11,709,319
26,194,000		European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	17,812,989
336,380,000,000		Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	21,700,341
418,960,000,000		Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	26,071,358
13,265,000		Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	8,326,230
15,400,000		International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	10,262,467
429,100,000		International Bank for Reconstruction & Development, 9.500%, 5/27/2010, (ISK)	2,533,406

			106,223,646

		Technology – 3.7%
8,895,000		Agilent Technologies, Inc., 6.500%, 11/01/2017	7,742,288
4,700,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,667,250
2,035,000		Arrow Electronics, Inc., 6.875%, 7/01/2013	2,087,153
1,050,000		Arrow Electronics, Inc., 6.875%, 6/01/2018	1,006,514
9,000,000		Avnet, Inc., 5.875%, 3/15/2014	8,476,632
6,230,000		Avnet, Inc., 6.000%, 9/01/2015	5,728,933
1,540,000		Avnet, Inc., 6.625%, 9/15/2016	1,443,892
13,695,000		BMC Software, Inc., 7.250%, 6/01/2018(d)	13,944,893
13,750,000		Corning, Inc., 6.750%, 9/15/2013	14,457,630
1,480,000		Corning, Inc., 6.850%, 3/01/2029	1,373,137
58,825,000		Corning, Inc., 7.000%, 5/15/2024	58,335,341
7,650,000		Corning, Inc., 7.250%, 8/15/2036	7,420,179
56,440,000		Dun & Bradstreet Corp., 6.000%, 4/01/2013	56,581,946

10

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Technology – continued
$7,205,000	Equifax, Inc., 7.000%, 7/01/2037	$6,981,897
330,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	112,200
7,965,000	Intuit, Inc., 5.750%, 3/15/2017	7,567,722
55,000,000	KLA-Tencor Corp., 6.900%, 5/01/2018	49,449,070
4,680,000	Motorola, Inc., 5.220%, 10/01/2097	2,084,931
1,730,000	Motorola, Inc., 6.500%, 9/01/2025	1,211,000
4,150,000	Motorola, Inc., 6.500%, 11/15/2028	2,822,000
6,145,000	Motorola, Inc., 6.625%, 11/15/2037	4,178,600
1,625,000	Motorola, Inc., 8.000%, 11/01/2011	1,635,884
2,774,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,810,778
5,725,000	Tyco Electronics Group SA, 6.550%, 10/01/2017	5,197,876
782,000	Xerox Corp., 5.500%, 5/15/2012	779,860
11,067,000	Xerox Corp., 6.350%, 5/15/2018	9,877,297
7,265,000	Xerox Corp., 6.750%, 2/01/2017	6,611,150

		282,586,053

	Textile – 0.2%
15,228,000	VF Corp., 6.450%, 11/01/2037	14,450,717
	Tobacco – 1.8%
97,825,000	Altria Group, Inc., 8.500%, 11/10/2013	111,200,221
14,604,000	Altria Group, Inc., 9.250%, 8/06/2019	16,398,992
2,175,000	Altria Group, Inc., 9.700%, 11/10/2018	2,493,520
8,305,000	Reynolds American, Inc., 6.750%, 6/15/2017	7,754,404
2,035,000	Reynolds American, Inc., 7.250%, 6/15/2037	1,680,002

		139,527,139

	Transportation Services – 0.6%
8,620,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	7,783,058
2,885,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	2,164,509
44,641,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	35,502,407

		45,449,974

	Treasuries – 20.1%
26,235,000	Canadian Government, 2.750%, 12/01/2010, (CAD)	23,176,299
50,600,000	Canadian Government, 3.750%, 9/01/2011, (CAD)	45,676,381
178,670,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	161,875,957
198,720,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	176,371,581
4,250,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	3,903,942
38,265,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	33,114,202
187,955,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	174,316,689
310,490,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	292,517,003
9,600,000	Canadian Government, 5.500%, 6/01/2010, (CAD)	8,628,239
3,430,000	Canadian Government, 5.750%, 6/01/2033, (CAD)	3,749,188
12,530,000	New Zealand Government, 6.000%, 12/15/2017, (NZD)	8,110,654
742,220,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	118,151,857
120,965,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	20,163,379
199,940,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	33,385,376
142,485,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	24,913,951
360,000,000	U.S. Treasury Bond, 3.500%, 2/15/2039	311,288,400
80,000,000	U.S. Treasury Note, 3.125%, 5/15/2019	77,375,200

		1,516,718,298

	Wireless – 1.2%
10,334,000	ALLTEL Corp., 7.875%, 7/01/2032	11,999,593
8,650,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	6,898,375
1,220,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	1,009,550
15,710,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	12,371,625
6,512,000	Sprint Capital Corp., 6.875%, 11/15/2028	4,623,520
1,800,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,489,500
625,000	Sprint Capital Corp., 8.750%, 3/15/2032	503,125
93,000	Sprint Nextel Corp., 6.000%, 12/01/2016	76,028
32,100,000	Verizon Wireless Capital LLC, 8.500%, 11/15/2018, 144A	38,362,485
1,654,000	Vodafone Group PLC, 5.000%, 9/15/2015	1,660,783
13,415,000	Vodafone Group PLC, 6.150%, 2/27/2037	13,198,361

		92,192,945

	Wirelines – 5.6%
19,610,000	AT&T Corp., 6.500%, 3/15/2029	18,743,179
5,705,000	AT&T, Inc., 6.150%, 9/15/2034	5,415,888
14,830,000	AT&T, Inc., 6.500%, 9/01/2037	14,709,106
32,800,000	AT&T, Inc., 6.700%, 11/15/2013	36,021,714
415,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	365,581

11

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines – continued
3,250,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	$2,502,261
1,915,000	BellSouth Corp., 6.000%, 11/15/2034	1,804,968
1,710,000	BellSouth Corp., 6.550%, 6/15/2034	1,676,383
3,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,350,857
6,810,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	5,949,325
134,165,000	Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	135,359,068
3,350,000	GTE Corp., 6.940%, 4/15/2028	3,358,945
1,625,000	Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030	1,857,435
65,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	49,400
560,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	459,200
2,700,000	New England Telephone & Telegraph, 7.875%, 11/15/2029	2,772,217
1,735,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,335,950
2,815,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	1,914,200
4,465,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	3,415,725
970,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	688,700
340,000	Qwest Corp., 6.500%, 6/01/2017	299,200
10,720,000	Qwest Corp., 6.875%, 9/15/2033	7,825,600
890,000	Qwest Corp., 7.200%, 11/10/2026	671,950
1,050,000	Qwest Corp., 7.250%, 9/15/2025	803,250
4,295,000	Qwest Corp., 7.250%, 10/15/2035	3,113,875
1,815,000	Qwest Corp., 7.500%, 6/15/2023	1,442,925
17,170,000	Telecom Italia Capital SA, 4.875%, 10/01/2010	17,344,069
4,735,000	Telecom Italia Capital SA, 5.250%, 11/15/2013	4,643,084
5,770,000	Telecom Italia Capital SA, 5.250%, 10/01/2015	5,569,994
11,215,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	9,472,268
4,180,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	3,714,996
1,910,000	Telefonica Emisiones SAU, 5.877%, 7/15/2019	1,969,197
8,610,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	9,541,017
4,265,000	Telefonica Europe BV, 7.750%, 9/15/2010	4,499,046
14,445,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	12,219,291
9,454,000	Verizon Communications, Inc., 5.850%, 9/15/2035	8,793,156
3,676,000	Verizon Communications, Inc., 6.100%, 4/15/2018	3,770,683
1,720,000	Verizon Communications, Inc., 6.400%, 2/15/2038	1,683,865
31,485,000	Verizon Communications, Inc., 8.950%, 3/01/2039	39,759,825
5,674,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	4,203,770
14,540,000	Verizon New England, Inc., 6.500%, 9/15/2011	15,476,652
10,569,000	Verizon New England, Inc., Series C, 4.750%, 10/01/2013	10,485,156
12,422,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	12,102,556

		420,155,527

	Total Non-Convertible Bonds (Identified Cost $7,380,745,891)	7,317,549,035

Convertible Bonds – 0.4%
	Media Non-Cable – 0.0%
536,704	Liberty Media LLC, 3.500%, 1/15/2031	238,833

	Non-Captive Diversified – 0.0%
9,920,000	iStar Financial, Inc., 1.708%, 10/01/2012(b)	3,751,744

	Oil Field Services – 0.1%
505,000	Transocean Ltd., 1.500%, 12/15/2037	462,706
4,225,000	Transocean Ltd., Series C, 1.500%, 12/15/2037	3,723,282

		4,185,988

	Pharmaceuticals – 0.1%
3,997,000	Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	6,295,275
360,000	Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023	355,050

		6,650,325

	REITs – 0.0%
1,400,000	ERP Operating LP, 3.850%, 8/15/2026	1,329,020

	Technology – 0.0%
1,405,000	Intel Corp., 2.950%, 12/15/2035	1,180,200

	Wireless – 0.1%
5,200,000	NII Holdings, Inc., 3.125%, 6/15/2012	3,997,500

	Wirelines – 0.1%
2,735,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	1,914,500
230,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	187,450
2,990,000	Level 3 Communications, Inc., 7.000%, 3/15/2015(d)	3,199,300

		5,301,250

	Total Convertible Bonds (Identified Cost $31,250,858)	26,634,860

12

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Municipals – 0.4%
	Alabama – 0.0%
$1,025,000	Alabama Public School & College Authority (Capital Improvement), 4.500%, 12/01/2026	$983,118

	California – 0.2%
1,075,000	San Diego Unified School District (Election 1998), 4.500%, 7/01/2029, Series F-1, (FSA insured)	980,293
1,305,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C	901,977
480,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C, (Registered), (MBIA insured)	358,824
1,620,000	State of California, 4.500%, 8/01/2027, (AMBAC insured)	1,311,017
4,515,000	State of California, 4.500%, 10/01/2029	3,561,297
1,315,000	State of California, 4.500%, 8/01/2030, (AMBAC insured)	1,027,699
1,135,000	State of California, 4.500%, 8/01/2030	887,025
840,000	State of California (Various Purpose), 3.250%, 12/01/2027	540,019
3,965,000	State of California (Various Purpose), 4.500%, 12/01/2033, (AMBAC insured)	3,009,752
280,000	University of California Regents Medical Center, 4.750%, 5/15/2031, Series A	266,445

		12,844,348

	District Of Columbia – 0.0%
1,025,000	District of Columbia, 4.750%, 6/01/2036, Series A, (FGIC insured)	913,931

	Florida – 0.0%
1,025,000	Florida State Turnpike Authority (Department of Transportation), 3.500%, 7/01/2027, Series A	803,333
1,625,000	Jacksonville Electric Authority, Florida Water & Sewer Systems Revenue, 4.750%, 10/01/2041, Series B,	1,453,026

		2,256,359

	Illinois – 0.0%
1,770,000	Chicago Board of Education, 4.750%, 12/01/2031, Series B, (FSA insured)	1,664,685
540,000	Chicago O’Hare International Airport, 4.500%, 1/01/2038, Series A, (FSA insured)	476,399

		2,141,084

	Louisiana – 0.0%
1,025,000	State of Louisiana, 3.250%, 5/01/2026, Series C, (FSA insured)	758,715

	Massachusetts – 0.0%
1,025,000	Massachusetts School Building Authority, 4.750%, 8/15/2032, Series A, (AMBAC insured)	992,805

	Michigan – 0.0%
620,000	Grosse Pointe Public School System, 3.000%, 5/01/2027, (FGIC insured)	476,005
2,615,000	Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(d)	1,742,453

		2,218,458

	Nebraska – 0.0%
2,560,000	Omaha Public Power District, 4.500%, 2/01/2034, Series AA, (FGIC insured)	2,393,216

	Ohio – 0.1%
6,570,000	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/01/2047, Series A-2(d)	3,708,765

	Texas – 0.1%
2,920,000	Harris County, TX, 4.500%, 10/01/2031, Series B	2,800,864

	Wisconsin – 0.0%
700,000	Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2026, 1, (FSA insured)	598,941
755,000	Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2029, (FSA insured)	612,335
260,000	Wisconsin Housing & Economic Development Authority, 4.900%, 11/01/2035, Series E	232,586

		1,443,862

	Total Municipals (Identified Cost $38,651,828)	33,455,525

	Total Bonds and Notes (Identified Cost $7,450,648,577)	7,377,639,420

Short-Term Investments – 1.7%
83,900,000	Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(f)	83,900,000
42,895,120	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $42,895,120 on 7/01/2009 collateralized by $6,825,000 Federal Home Loan Mortgage Corp., 5.680% due 9/14/2017 valued at $7,166,250; $35,565,000 Federal National Mortgage Association, 5.850% due 8/17/2017 valued at $36,587,494 including accrued interest(g)	42,895,120

	Total Short-Term Investments (Identified Cost $126,795,120)	126,795,120

13

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Description	Value (†)
Total Investments - 99.2% (Identified Cost $7,577,443,697)(a)	7,504,434,540
Other assets less liabilities — 0.8%	61,388,937

Net Assets — 100.0%	$7,565,823,477

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††)	Amount shown represents units. One unit represents a principal amount of 25.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $7,587,865,628 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$320,792,080
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(404,223,168)

Net unrealized depreciation	$(83,431,088)

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	Non-income producing due to bankruptcy filing.

(d)	Illiquid security. At June 30, 2009, the value of these securities amounted to $86,457,450 or 1.1% of net assets.

(e)	Fair valued security by the Fund’s Investment Adviser. At June 30, 2009 the value of this security amounted to $4,477,781 or 0.1% of net assets.

(f)	Rate represents discount rate at time of purchase.

(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of these securities amounted to $773,617,374 or 10.2% of net assets.

ABS	Asset-Backed Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investor Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thai Baht

14

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$95,725,584	$—	$95,725,584
ABS Credit Card	—	121,043,610	—	121,043,610
ABS Other	—	18,995,633	—	18,995,633
Airlines	—	84,666,859	54,493,345	139,160,204
Automotive	—	44,271,373	2,872,177	47,143,550
Banking	—	537,620,171	4,563,942	542,184,113
Brokerage	—	54,513,821	—	54,513,821
Building Materials	—	45,850,773	—	45,850,773
Chemicals	—	151,670,694	—	151,670,694
Collateralized Mortgage Obligations	—	83,260	1,590,581	1,673,841
Commercial Mortgage-Backed Securities	—	215,057,640	—	215,057,640
Construction Machinery	—	69,897,041	—	69,897,041
Consumer Cyclical Services	—	76,404,889	—	76,404,889
Consumer Products	—	65,976,290	—	65,976,290
Distributors	—	74,895,065	—	74,895,065
Diversified Manufacturing	—	31,306,933	—	31,306,933
Electric	—	276,948,439	—	276,948,439
Entertainment	—	21,985,777	—	21,985,777
Food & Beverage	—	142,788,962	—	142,788,962
Government Owned - No Guarantee	—	81,025,780	—	81,025,780
Health Insurance	—	62,007,485	—	62,007,485
Healthcare	—	135,274,817	—	135,274,817
Home Construction	—	23,486,175	—	23,486,175
Independent Energy	—	142,798,959	—	142,798,959
Integrated Energy	—	23,411,645	1,369,215	24,780,860
Life Insurance	—	31,559,037	—	31,559,037
Local Authorities	—	33,223,575	—	33,223,575
Media Cable	—	152,379,289	—	152,379,289
Media Non-Cable	—	23,169,384	—	23,169,384
Metals & Mining	—	96,887,062	—	96,887,062
Mortgage Related	—	181,850	—	181,850
Non-Captive Consumer	—	117,168,829	6,474,881	123,643,710
Non-Captive Diversified	—	184,441,241	44,513,505	228,954,746
Oil Field Services	—	152,603,897	—	152,603,897
Paper	—	132,013,960	—	132,013,960
Pharmaceuticals	—	109,999,318	—	109,999,318
Pipelines	—	305,385,683	—	305,385,683
Property & Casualty Insurance	—	104,528,035	2,314,334	106,842,369
Railroads	—	61,611,409	—	61,611,409

15

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Refining	$—	$3,190,669	—	$3,190,669
REITs	—	157,577,341	—	157,577,341
Restaurants	—	701,409	—	701,409
Retailers	—	135,078,404	—	135,078,404
Sovereigns	—	153,675,939	8,181,268	161,857,207
Supermarkets	—	20,787,482	—	20,787,482
Supranational	—	98,958,641	7,265,005	106,223,646
Technology	—	282,586,053	—	282,586,053
Textile	—	14,450,717	—	14,450,717
Tobacco	—	139,527,139	—	139,527,139
Transportation Services	—	45,449,974	—	45,449,974
Treasuries	—	1,516,718,298	—	1,516,718,298
Wireless	—	92,192,945	—	92,192,945
Wirelines	—	420,155,527	—	420,155,527

Total Non-Convertible Bonds	—	7,183,910,782	133,638,253	7,317,549,035

Convertible Bonds
Media Non-Cable	—	238,833	—	238,833
Non-Captive Diversified	—	3,751,744	—	3,751,744
Oil Field Services	—	4,185,988	—	4,185,988
Pharmaceuticals	—	6,650,325	—	6,650,325
REITs	—	1,329,020	—	1,329,020
Technology	—	1,180,200	—	1,180,200
Wireless	—	3,997,500	—	3,997,500
Wirelines	—	2,101,950	3,199,300	5,301,250

Total Convertible Bonds	—	23,435,560	3,199,300	26,634,860

Municipals
Alabama	—	983,118	—	983,118
California	—	12,844,348	—	12,844,348
District Of Columbia	—	913,931	—	913,931
Florida	—	2,256,359	—	2,256,359
Illinois	—	2,141,084	—	2,141,084
Louisiana	—	758,715	—	758,715
Massachusetts	—	992,805	—	992,805
Michigan	—	2,218,458	—	2,218,458
Nebraska	—	2,393,216	—	2,393,216
Ohio	—	3,708,765	—	3,708,765
Texas	—	2,800,864	—	2,800,864
Wisconsin	—	1,443,862	—	1,443,862

Total Municipals	—	33,455,525	—	33,455,525

Total Bonds and Notes	—	7,240,801,867	136,837,553	7,377,639,420

Short-Term Investments	42,895,120	83,900,000	—	126,795,120

Total	$42,895,120	$7,324,701,867	$136,837,553	$7,504,434,540

16

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
Airlines	$7,077,300	$—	$—	$746,997	$47,345,000	$(675,952)	$—	$—	$54,493,345
Automotive	—	5,066	—	(171,087)	—	—	3,038,198	—	2,872,177
Banking	30,706,384	2,433,617	(1,187,073)	(11,193,482)	—	(13,231,504)	—	(2,964,000)	4,563,942
Collateralized Mortgage Obligations	107,273	—	5,247	112,005	—	(142,476)	1,591,792	(83,260)	1,590,581
Independent Energy	1,390,484	27,878	—	355,994	620,588	—	—	(2,394,944)	—
Integrated Energy	1,570,862	—	—	(32,196)	—	(169,451)	—	—	1,369,215
Life Insurance	5,445,760	8,719	567,288	3,989,284	—	(10,011,051)	—	—	—
Media Non-Cable	360,000	537	(828,763)	635,726	—	(167,500)	—	—	—
Non-Captive Consumer	9,016,044	281,440	—	1,648,762	—	—	1,617,000	(6,088,365)	6,474,881
Non-Captive Diversified	262,150	410,680	—	(23,593,670)	45,083,104	(1,836,464)	24,465,905	(278,200)	44,513,505
Property & Casualty Insurance	511,450	25,948	—	11,873	1,535,625	—	596,138	(366,700)	2,314,334
Sovereigns	—	205,866	—	1,436,287	6,539,115	—	—	—	8,181,268
Supranational	52,476,860	1,844,972	—	405,587	309,286	—	—	(47,771,700)	7,265,005
Convertible Bonds
Wirelines	—	117	—	268,984	2,930,199	—	—	—	3,199,300

Total	$108,924,567	$5,244,840	$(1,443,301)	$(25,378,936)	$104,362,917	$(26,234,398)	$31,309,033	$(59,947,169)	$136,837,553

Net Asset Summary at June 30, 2009 (Unaudited)

Treasuries	20.1%
Banking	7.2
Wirelines	5.7
Pipelines	4.0
Technology	3.7
Electric	3.7
Non-Captive Diversified	3.0
Commercial Mortgage-Backed Securities	2.8
Sovereigns	2.2
REITs	2.1
Oil Field Services	2.1
Media Cable	2.0
Chemicals	2.0
Other Investments, less than 2% each	36.9
Short-Term Investments	1.7

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

Currency Exposure at June 30, 2009 as a Percentage of Net Assets (Unaudited)

United States Dollar	77.3%
Canadian Dollar	12.6
Norwegian Krone	2.6
Other, less than 2% each	6.7

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

17

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes — 97.8% of Net Assets
	ABS Car Loan — 1.9%
$1,025,000	Honda Auto Receivable Owner Trust, Series 2009-2, Class A3, 2.790%, 1/15/2013	$1,030,581
212,883	Honda Auto Receivables Owner Trust, Series 2008-1, Class A2, 3.770%, 9/20/2010	214,370
565,000	Merrill Auto Trust Securitization, Series 2008-1, Class 3A3, 5.500%, 3/15/2012	583,179
425,000	Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.460%, 4/16/2012	436,896
915,000	Nissan Master Owner Trust Receivables, Series 2007-A, Class A, 0.319%, 5/15/2012(b)	901,590
117,599	USAA Auto Owner Trust, Series 2008-1, Class A2, 4.270%, 10/15/2010	117,819
429,000	USAA Auto Owner Trust, Series 2008-3, Class A3, 4.280%, 10/15/2012	442,050

		3,726,485

	ABS Credit Card — 3.5%
985,000	American Express Credit Account Master, Series 2004-2 Class A, 0.489%, 12/15/2016(b)	921,399
1,150,000	Capital One Multi-Asset Execution Trust, Series 2008-A6, Class A6, 1.419%, 3/17/2014(b)	1,147,298
3,000,000	Citibank Credit Card Issuance Trust, Series 2006-A8, Class A8, 1.171%, 12/17/2018(b)	2,640,538
1,400,000	Discover Card Master Trust I Series 2007-3 Class A2, 0.369%, 10/16/2014(b)	1,329,309
600,000	Discover Card Master Trust, Series 2008-A3, Class A3, 5.100%, 10/15/2013	622,511

		6,661,055

	ABS Home Equity — 1.3%
1,028,787	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	729,371
1,153,840	Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021	698,419
705,613	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028	534,578
660,000	Residential Funding Mortgage Securities II, Series 2005-HI3, Class A4, 5.490%, 9/25/2035(c)	484,260

		2,446,628

	ABS Other — 0.4%
700,000	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/2013	695,170

	Collateralized Mortgage Obligations — 0.5%
101,884	Federal Home Loan Mortgage Corp., Series 3145, Class KA, 5.000%, 8/15/2024	105,068
823,233	Federal Home Loan Mortgage Corp., 5.000%, 1/15/2030	855,577

		960,645

	Commercial Mortgage-Backed Securities — 9.6%
1,005,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	912,480
2,425,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.665%, 6/11/2040(b)	2,243,403
360,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	287,929
790,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049	722,595
1,400,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)	1,185,021
1,610,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.723%, 6/15/2039(b)	1,095,824
1,535,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,478,893
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.917%, 7/10/2038(b)	1,230,424
1,850,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.381%, 3/10/2039	1,737,000
1,800,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039	1,680,074
1,590,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.300%, 11/15/2038	1,474,990
905,000	Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.741%, 8/12/2041(b)	881,027
4,675,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	3,570,616

		18,500,276

1

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 13.9%
$6,000,000	Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	$6,054,252
6,500,000	Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	6,830,213
1,600,000	Federal Home Loan Mortgage Corp., 4.125%, 10/18/2010	1,673,091
3,420,000	Federal National Mortgage Association, 2.000%, 1/09/2012	3,454,138
3,500,000	Federal National Mortgage Association, 5.000%, 10/15/2011	3,782,993
5,000,000	Federal National Mortgage Association, 1.750%, 3/23/2011	5,047,535

		26,842,222

	Government Sponsored — 11.2%
5,000,000	Federal Home Loan Bank, 1.625%, 7/27/2011	5,027,510
3,000,000	Federal Home Loan Bank, 3.375%, 10/20/2010	3,101,946
8,500,000	Federal Home Loan Bank, 3.625%, 9/16/2011	8,901,838
3,950,000	Federal Home Loan Bank, 5.000%, 9/18/2009	3,988,955
600,000	Federal National Mortgage Association, 6.625%, 9/15/2009	607,661

		21,627,910

	Hybrid ARMs — 2.2%
2,732,626	FNMA, 6.031%, 2/01/2037(b)	2,874,225
244,012	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.865%, 1/25/2037(b)	220,676
1,733,302	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.593%, 7/25/2035(b)	1,231,185

		4,326,086

	Mortgage Related — 41.4%
725,893	FHLMC, 4.500%, 5/01/2034	725,546
19,856,803	FHLMC 5.500%, with various maturities from 2011 to 2023(d)	21,001,344
4,636,366	FHLMC 6.000%, with various maturities from 2019 to 2021(d)	4,909,186
7,269,845	FHLMC 6.500%, with various maturities from 2014 to 2034(d)	7,756,659
178,202	FHLMC, 7.000%, 2/01/2016	189,994
21,820	FHLMC 7.500%, with various maturities from 2012 to 2026(d)	23,174
13,157	FHLMC, 8.000%, 9/01/2015	14,089
4,554	FHLMC, 10.000%, 7/01/2019	5,088
143,457	FHLMC 11.500%, with various maturities from 2015 to 2020(d)	157,075
10,189,838	FNMA 4.000%, with various maturities from 2018 to 2019(d)	10,402,515
902,112	FNMA, 4.500%, 9/01/2019	934,494
2,092,536	FNMA 5.500%, with various maturities from 2017 to 2036(d)	2,178,929
22,623,836	FNMA 6.000%, with various maturities from 2017 to 2034(d)	23,989,082
5,475,384	FNMA 6.500%, with various maturities from 2017 to 2037(d)	5,844,812
266,390	FNMA, 7.000%, 12/01/2022	287,460
417,266	FNMA 7.500%, with various maturities from 2015 to 2032(d)	452,064
65,280	FNMA 8.000%, with various maturities from 2015 to 2016(d)	69,582
101,039	GNMA, 6.000%, 12/15/2031	106,292
358,983	GNMA, 6.500%, 5/15/2031	387,359
291,835	GNMA, 7.000%, 10/15/2028	318,272
2,495	GNMA, 12.500%, 6/15/2014	2,852
48,531	GNMA 16.000%, with various maturities from 2011 to 2012(d)	55,128
21,101	GNMA 17.000%, with various maturities in 2011(d)	24,035

		79,835,031

	Treasuries — 11.9%
4,647,313	U.S. Treasury Inflation Indexed Bond, 1.375%, 7/15/2018	4,504,989
5,512,983	U.S. Treasury Inflation Indexed Note 0.625%, 4/15/2013	5,447,516
9,415,000	U.S. Treasury Note, 3.375%, 7/31/2013	9,865,894
3,030,000	U.S. Treasury Note, 3.625%, 12/31/2012	3,212,273

		23,030,672

	Total Bonds and Notes (Identified Cost $184,873,124)	188,652,180

2

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.2%
$4,301,054	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $4,301,054 on 7/01/2009, collateralized by $4,360,000 Federal National Mortgage Association, 1.8750% due 4/20/2012 valued at $4,387,250 including accrued interest(e)	$4,301,054

	Total Short-Term Investments (Identified Cost $4,301,054)	4,301,054

	Total Investments — 100.0% (Identified Cost $189,174,178)(a)	192,953,234
	Other assets less liabilities — 0.0%	44,376

	Net Assets — 100.0%	$192,997,610

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

3

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

At June 30, 2009, the net unrealized appreciation on investments based on a cost of $189,411,234 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,680,157
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,138,157)

Net unrealized appreciation	$3,542,000

At September 30, 2008, the Fund had a capital loss carryforward of approximately $12,633,127 of which $4,128,091 expires on September 30, 2009, $663,109 expires on September 30, 2010, $425,323 expire on September 30, 2011, $193,904 expire on September 30, 2012, $2,770,324 expire on September 30, 2014, $4,336,746 expire on September 30, 2015, $115,630 expire on September 30, 2016. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	Fair valued security by the Fund’s Investment Adviser. At June 30, 2009 the value of this security amounted to $484,260 or 0.3% of net assets.

(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Schedule of Investments.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
ABS Car Loan	$—	$3,726,485	$—	$3,726,485
ABS Credit Card	—	6,661,055	—	6,661,055
ABS Home Equity	—	1,263,949	1,182,679	2,446,628
ABS Other	—	—	695,170	695,170
Collateralized Mortgage Obligations	—	960,645	—	960,645
Commercial Mortgage-Backed Securities	—	18,500,276	—	18,500,276
Government Owned - No Guarantee	—	26,842,222	—	26,842,222
Government Sponsored	—	21,627,910	—	21,627,910
Hybrid ARMs	—	4,326,086	—	4,326,086
Mortgage Related	—	79,835,031	—	79,835,031
Treasuries	—	23,030,672	—	23,030,672

Total Bonds and Notes	—	186,774,331	1,877,849	188,652,180

Short-Term Investments	4,301,054	—	—	4,301,054

Total	$4,301,054	$186,774,331	$1,877,849	$192,953,234

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
ABS Home Equity	$743,234	$—	$10,371	$(458,278)	$—	$(503,699)	$2,120,422	$(729,371)	$1,182,679
ABS Other	—	—	—	(4,712)	699,882	—	—	—	695,170

Total	$743,234	$—	$10,371	$(462,990)	$699,882	$(503,699)	$2,120,422	$(729,371)	$1,877,849

5

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Net Asset Summary at June 30, 2009 (Unaudited)

Mortgage Related	41.4%
Government Owned - No Guarantee	13.9
Treasuries	11.9
Government Sponsored	11.2
Commercial Mortgage-Backed Securities	9.6
ABS Credit Card	3.5
Hybrid ARMs	2.2
Other Investments, less then 2% each	4.1
Short-Term Investments	2.2

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

6

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 99.4% of Net Assets
	Aerospace & Defense – 5.1%
3,839	General Dynamics Corp.	$212,642
6,053	Goodrich Corp.	302,468
3,338	ITT Corp.	148,541
4,084	Lockheed Martin Corp.	329,375
1,677	Precision Castparts Corp.	122,471
2,513	United Technologies Corp.	130,576

		1,246,073

	Beverages – 2.2%
15,500	Coca-Cola Enterprises, Inc.	258,075
13,112	Dr Pepper Snapple Group, Inc.(b)	277,843

		535,918

	Biotechnology – 2.6%
5,868	Amgen, Inc.(b)	310,652
6,801	Gilead Sciences, Inc.(b)	318,559

		629,211

	Capital Markets – 2.8%
2,649	Goldman Sachs Group, Inc. (The)	390,568
17,029	Invesco Ltd.	303,457

		694,025

	Chemicals – 1.6%
2,289	Monsanto Co.	170,164
3,093	Praxair, Inc.	219,820

		389,984

	Commercial Banks – 2.9%
3,913	PNC Financial Services Group, Inc.	151,864
22,558	Wells Fargo & Co.	547,257

		699,121

	Communications Equipment – 4.7%
24,714	Cisco Systems, Inc.(b)	460,669
4,264	Harris Corp.	120,927
12,829	QUALCOMM, Inc.	579,871

		1,161,467

	Computers & Peripherals – 6.0%
5,757	Apple, Inc.(b)	819,970
16,610	Hewlett-Packard Co.	641,976

		1,461,946

	Construction & Engineering – 1.2%
6,155	URS Corp.(b)	304,796

	Containers & Packaging – 0.7%
7,547	Pactiv Corp.(b)	163,770

	Diversified Financial Services – 4.7%
21,679	Bank of America Corp.	286,163
912	CME Group, Inc.	283,732
17,190	JPMorgan Chase & Co.	586,351

		1,156,246

	Diversified Telecommunication Services – 3.2%
23,768	AT&T, Inc.	590,397
4,516	Embarq Corp.	189,943

		780,340

	Electric Utilities – 1.4%
4,882	American Electric Power Co., Inc.	141,041
2,742	Entergy Corp.	212,560

		353,601

	Energy Equipment & Services – 1.6%
5,028	Halliburton Co.	104,080
5,201	Schlumberger Ltd.	281,426

		385,506

	Food & Staples Retailing – 3.8%
7,520	Wal-Mart Stores, Inc.	364,269
19,339	Walgreen Co.	568,566

		932,835

	Food Products – 1.2%
15,354	ConAgra Foods, Inc.	292,647

	Health Care Equipment & Supplies – 1.9%
7,515	Covidien PLC	281,361
4,757	St. Jude Medical, Inc.(b)	195,513

		476,874

	Health Care Providers & Services – 3.0%
5,287	Express Scripts, Inc.(b)	363,481
4,695	McKesson Corp.	206,580
6,445	UnitedHealth Group, Inc.	160,996

		731,057

	Hotels, Restaurants & Leisure – 2.8%
16,610	International Game Technology	264,099
13,006	Starbucks Corp.(b)	180,653
10,738	Starwood Hotels & Resorts Worldwide, Inc.	238,384

		683,136

	Household Products – 1.1%
3,742	Colgate-Palmolive Co.	264,709

	Independent Power Producers & Energy Traders – 0.5%
4,825	Constellation Energy Group, Inc.	128,248

	Industrial Conglomerates – 0.8%
16,845	General Electric Co.	197,423

	Insurance – 2.9%
10,007	Metlife, Inc.	300,310
4,334	Prudential Financial, Inc.	161,311
6,291	Travelers Cos., Inc. (The)	258,183

		719,804

	Internet Software & Services – 2.0%
1,137	Google, Inc., Class A(b)	479,348

	IT Services – 1.9%
9,191	Cognizant Technology Solutions Corp., Class A(b)	245,400
3,733	Visa, Inc., Class A	232,416

		477,816

	Life Sciences Tools & Services – 1.9%
3,294	Covance, Inc.(b)	162,065
7,495	Life Technologies Corp.(b)	312,691

		474,756

	Machinery – 1.0%
4,833	Bucyrus International, Inc.	138,031
1,636	Flowserve Corp.	114,209

		252,240

	Media – 2.6%
8,066	McGraw-Hill Cos., Inc. (The)	242,867
15,499	Time Warner, Inc.	390,420

		633,287

1

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Metals & Mining – 0.7%
3,517	Freeport-McMoRan Copper & Gold, Inc.	$176,237

	Multi-Utilities & Unregulated Power – 1.8%
6,019	PG&E Corp.	231,370
6,326	Public Service Enterprise Group, Inc.	206,418

		437,788

	Multiline Retail – 2.6%
6,544	Kohl’s Corp.(b)	279,756
8,908	Target Corp.	351,599

		631,355

	Oil, Gas & Consumable Fuels – 11.0%
5,262	Anadarko Petroleum Corp.	238,842
6,890	Chevron Corp.	456,463
13,342	El Paso Corp.	123,147
12,914	ExxonMobil Corp.	902,818
6,688	Marathon Oil Corp.	201,509
4,929	Occidental Petroleum Corp.	324,377
8,068	Petrohawk Energy Corp.(b)	179,916
6,783	XTO Energy, Inc.	258,704

		2,685,776

	Personal Products – 0.8%
7,310	Avon Products, Inc.	188,452

	Pharmaceuticals – 4.8%
5,018	Abbott Laboratories	236,047
4,901	Allergan, Inc.	233,189
47,004	Pfizer, Inc.	705,060

		1,174,296

	Road & Rail – 1.3%
1,447	CSX Corp.	50,110
5,268	Union Pacific Corp.	274,252

		324,362

	Semiconductors & Semiconductor Equipment – 0.7%
15,325	Applied Materials, Inc.	168,115

	Software – 4.1%
5,921	McAfee, Inc.(b)	249,807
34,839	Oracle Corp.	746,251

		996,058

	Specialty Retail – 1.1%
6,736	Ross Stores, Inc.	260,010

	Tobacco – 1.4%
20,920	Altria Group, Inc.	342,879

	Trading Companies & Distributors – 1.0%
3,043	W.W. Grainger, Inc.	249,161

	Total Common Stocks (Identified Cost $23,737,690)	24,340,673

Principal Amount
Short-Term Investments – 0.7%
$171,971	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $171,971 on 7/01/2009 collateralized by $165,000 Federal Home Loan Bank, 5.625% due 6/11/2021 valued at $176,550 including accrued interest(c) (Identified Cost $171,971)	171,971

	Total Investments - 100.1% (Identified Cost $23,909,661)(a)	24,512,644
	Other assets less liabilities — (0.1)%	(33,231)

	Net Assets — 100.0%	$24,479,413

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

2

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2009, the net unrealized appreciation on investments based on a cost of $23,922,119 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,612,460
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,021,935)

Net unrealized appreciation	$590,525

At September 30, 2008 post-October capital loss deferrals were $1,121,319. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurcase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•

Level 2 – prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks*	$24,340,673	$—	$—	$24,340,673
Short-Term Investments	171,971	—	—	171,971

Total	$24,512,644	$—	$—	$24,512,644

*	Major categories of the Fund’s investments are included above.

Net Asset Summary at June 30, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	11.0%
Computers & Peripherals	6.0
Aerospace & Defense	5.1
Pharmaceuticals	4.8
Communications Equipment	4.7
Diversified Financial Services	4.7
Software	4.1
Food & Staples Retailing	3.8
Diversified Telecommunication Services	3.2
Health Care Providers & Services	3.0
Insurance	2.9
Commercial Banks	2.9
Capital Markets	2.8
Hotels, Restaurants & Leisure	2.8
Media	2.6
Multiline Retail	2.6
Biotechnology	2.6
Beverages	2.2
Internet Software & Services	2.0
Other Investments, Less than 2% each	25.6
Short-Term Investments	0.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

3

PORTFOLIO OF INVESTMENTS – as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund

	Shares	Value(†)
COMMON STOCKS – 97.2% of Net Assets
Aerospace & Defense – 3.5%
Applied Signal Technology, Inc.	36,545	$932,263
Hexcel Corp.(b)	97,034	924,734
Orbital Sciences Corp.(b)	64,159	973,292
Stanley, Inc.(b)	26,263	863,527

		3,693,816

Biotechnology – 4.9%
Alexion Pharmaceuticals, Inc.(b)	24,335	1,000,655
Array Biopharma, Inc.(b)	190,964	599,627
Incyte Corp. Ltd.(b)	198,022	651,492
Isis Pharmaceuticals, Inc.(b)	48,621	802,247
Onyx Pharmaceuticals, Inc.(b)	26,946	761,494
OSI Pharmaceuticals, Inc.(b)	20,535	579,703
Regeneron Pharmaceuticals, Inc.(b)	44,098	790,236

		5,185,454

Capital Markets – 3.1%
Greenhill & Co., Inc.	13,962	1,008,196
KBW, Inc.(b)	37,688	1,083,907
Stifel Financial Corp.(b)	24,809	1,193,065

		3,285,168

Commercial Banks – 1.6%
IBERIABANK Corp.	17,123	674,818
Signature Bank(b)	35,344	958,529

		1,633,347

Commercial Services & Supplies – 1.8%
Tetra Tech, Inc.(b)	35,478	1,016,445
Waste Connections, Inc.(b)	34,795	901,538

		1,917,983

Communications Equipment – 7.2%
Brocade Communications Systems, Inc.(b)	136,465	1,067,156
Ciena Corp.(b)	104,143	1,077,880
DG FastChannel, Inc.(b)	63,732	1,166,296
F5 Networks, Inc.(b)	30,599	1,058,419
Harris Stratex Networks, Inc., Class A(b)	85,878	556,490
Riverbed Technology, Inc.(b)	65,317	1,514,701
Tellabs, Inc.(b)	209,913	1,202,802

		7,643,744

Computers & Peripherals – 0.4%
Data Domain, Inc.(b)	12,887	429,782

Construction & Engineering – 4.1%
Dycom Industries, Inc.(b)	94,067	1,041,322
MasTec, Inc.(b)	97,218	1,139,395
Northwest Pipe Co.(b)	32,778	1,139,363
Orion Marine Group, Inc.(b)	53,846	1,023,074

		4,343,154

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Diversified Consumer Services – 2.2%
Capella Education Co.(b)	18,427	$1,104,699
New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	18,414	1,240,367

		2,345,066

Diversified Financial Services – 1.0%
MSCI, Inc.(b)	43,457	1,062,089

Diversified Telecommunication Services – 2.0%
Neutral Tandem, Inc.(b)	39,069	1,153,317
NTELOS Holdings Corp.	52,155	960,695

		2,114,012

Electric Utilities – 1.0%
ITC Holdings Corp.	23,444	1,063,420

Electronic Equipment Instruments & Components – 1.7%
Cogent, Inc.(b)	75,903	814,439
IPG Photonics Corp.(b)	84,502	926,987

		1,741,426

Energy Equipment & Services – 2.7%
Hornbeck Offshore Services, Inc.(b)	43,350	927,256
Oceaneering International, Inc.(b)	22,494	1,016,729
Tesco Corp.(b)	110,172	874,766

		2,818,751

Food Products – 2.4%
Diamond Foods, Inc.	36,383	1,015,086
Green Mountain Coffee Roasters, Inc.(b)	13,146	777,191
Smart Balance, Inc.(b)	113,080	770,075

		2,562,352

Health Care Equipment & Supplies – 4.4%
Haemonetics Corp.(b)	16,351	932,007
Masimo Corp.(b)	27,525	663,628
NuVasive, Inc.(b)	22,079	984,723
ResMed, Inc.(b)	27,301	1,111,970
Volcano Corp.(b)	64,367	899,851

		4,592,179

Health Care Providers & Services – 6.0%
AMERIGROUP Corp.(b)	32,089	861,590
Bio-Reference Labs, Inc.(b)	39,216	1,239,618
Catalyst Health Solutions, Inc.(b)	55,108	1,374,393
Genoptix, Inc.(b)	35,968	1,150,616
IPC The Hospitalist Co.(b)	38,304	1,022,334
Sun Healthcare Group, Inc.(b)	80,985	683,513

		6,332,064

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Health Care Technology – 4.8%
athenahealth, Inc.(b)	33,504	$1,239,983
MedAssets, Inc.(b)	87,426	1,700,435
Phase Forward, Inc.(b)	69,545	1,050,825
SXC Health Solutions Corp.(b)	41,735	1,060,904

		5,052,147

Hotels, Restaurants & Leisure – 3.9%
BJ’s Restaurants, Inc.(b)	52,229	881,103
Buffalo Wild Wings, Inc.(b)	22,830	742,432
Panera Bread Co., Class A(b)	15,076	751,689
Pinnacle Entertainment, Inc.(b)	81,114	753,549
Texas Roadhouse, Inc., Class A(b)	95,245	1,039,123

		4,167,896

Insurance – 0.9%
AmTrust Financial Services, Inc.	84,532	963,665

Internet Software & Services – 2.7%
Constant Contact, Inc.(b)	61,132	1,212,859
DealerTrack Holdings, Inc.(b)	54,856	932,552
Vocus, Inc.(b)	35,878	708,949

		2,854,360

IT Services – 0.9%
CyberSource Corp.(b)	64,738	990,491

Life Sciences Tools & Services – 0.9%
Nektar Therapeutics(b)	141,821	919,000

Machinery – 2.1%
Bucyrus International, Inc.	28,522	814,588
Energy Recovery, Inc.(b)	93,954	665,194
Wabtec Corp.	24,156	777,099

		2,256,881

Media – 0.8%
Imax Corp.(b)	109,125	886,095

Oil, Gas & Consumable Fuels – 3.0%
Arena Resources, Inc.(b)	31,647	1,007,957
Comstock Resources, Inc.(b)	33,148	1,095,541
Concho Resources, Inc.(b)	36,352	1,042,939

		3,146,437

Pharmaceuticals – 2.0%
Cypress Bioscience, Inc.(b)	57,357	540,303
Eurand NV(b)	62,957	818,441
Inspire Pharmaceuticals, Inc.(b)	132,666	737,623

		2,096,367

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Professional Services – 3.5%
ICF International, Inc.(b)	53,165	$1,466,822
IHS, Inc., Class A(b)	26,827	1,337,863
Monster Worldwide, Inc.(b)	77,786	918,653

		3,723,338

Semiconductors & Semiconductor Equipment – 6.5%
Cavium Network, Inc.(b)	60,273	1,013,189
Hittite Microwave Corp.(b)	25,715	893,596
Lam Research Corp.(b)	39,276	1,021,176
Netlogic Microsystems, Inc.(b)	26,610	970,201
Power Integrations, Inc.	35,121	835,529
Silicon Laboratories, Inc.(b)	30,373	1,152,352
Varian Semiconductor Equipment Associates, Inc.(b)	42,555	1,020,894

		6,906,937

Software – 8.9%
Ariba, Inc.(b)	106,804	1,050,952
Blackboard, Inc.(b)	37,436	1,080,403
Concur Technologies, Inc.(b)	30,254	940,294
DemandTec, Inc.(b)	85,408	751,591
Informatica Corp.(b)	81,801	1,406,159
Nice Systems Ltd., ADR(b)	36,344	838,456
Solera Holdings, Inc.(b)	42,125	1,069,975
Tyler Technologies, Inc.(b)	71,400	1,115,268
Ultimate Software Group, Inc.(The)(b)	49,247	1,193,747

		9,446,845

Specialty Retail – 4.3%
American Eagle Outfitters, Inc.	62,497	885,583
hhgregg, Inc.(b)	55,276	837,984
Hibbett Sports, Inc.(b)	48,253	868,554
Lumber Liquidators, Inc.(b)	60,874	959,374
Monro Muffler Brake, Inc.	36,955	950,113

		4,501,608

Textiles, Apparel & Luxury Goods – 2.0%
Phillips-Van Heusen Corp.	40,225	1,154,055
Under Armour, Inc., Class A(b)	44,737	1,001,213

		2,155,268

TOTAL COMMON STOCKS (Identified Cost $98,351,847)		102,831,142

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Principal Amount	Value(†)
SHORT-TERM INVESTMENTS – 2.1%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/09 at 0.000% to be repurchased at $2,211,109 on 7/01/09 collateralized by $2,110,000 Federal Home Loan Bank, 5.625% due 6/11/21 valued at $2,257,700 including accrued interest(c) (Identified Cost $2,211,109)	$2,211,109	$2,211,109

TOTAL INVESTMENTS – 99.3% (Identified Cost $100,562,956)(a)		105,042,251
Other assets less liabilities—0.7%		788,273

NET ASSETS – 100.0%		$105,830,524

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2009 the net unrealized appreciation on investments based on a cost of $100,449,685 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,248,2866
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,655,720)

Net unrealized appreciation	$4,592,566

At September 30, 2008, the Fund had a capital loss carryforward of approximately $197,597,555 of which $138,314,515 expires on September 30, 2010 and $59,283,040 expires on September 30, 2011. At September 30, 2008 post-October capital loss deferrals were $7,364,469. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks*	$102,831,142	$—	$—	$102,831,142
Short-Term Investments	2,211,109	$—	—	2,211,109

Total	$105,042,251	$—	$—	$105,042,251

*	Major categories of the Fund’s investments are included above.

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Software	8.9%
Communications Equipment	7.2
Semiconductors & Semiconductor Equipment	6.5
Health Care Providers & Services	6.0
Biotechnology	4.9
Health Care Technology	4.8
Health Care Equipment & Supplies	4.4
Specialty Retail	4.3
Construction & Engineering	4.1
Hotels, Restaurants & Leisure	3.9
Aerospace & Defense	3.5
Professional Services	3.5
Capital Markets	3.1
Oil, Gas & Consumable Fuels	3.0
Internet Software & Services	2.7
Energy Equipment & Services	2.7
Food Products	2.4
Diversified Consumer Services	2.2
Machinery	2.1
Textiles, Apparel & Luxury Goods	2.0
Diversified Telecommunication Services	2.0
Pharmaceuticals	2.0
Other Investments, less than 2% each	11.0
Short-Term Investments	2.1

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

7

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 91.6% of Net Assets
Non-Convertible Bonds — 87.6%
	ABS Credit Card — 0.7%
$80,700,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	$76,258,918

	Aerospace & Defense — 0.1%
1,380,000	Bombardier, Inc., 144A, 6.300%, 5/01/2014	1,207,500
2,795,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	1,826,248
11,700,000	Bombardier, Inc., 144A, 7.450%, 5/01/2034	8,892,000

		11,925,748

	Airlines — 1.5%
825,000	American Airlines Pass Through Trust, Series 1999-1, Class B, 7.324%, 4/15/2011	804,375
2,870,000	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019	3,273,394
673,443	American Airlines Pass Through Trust, Series 93A6, 8.040%, 9/16/2011	417,535
20,000,000	Continental Airlines, Inc., 9.000%, 7/08/2016	19,975,000
178,186	Continental Airlines, Inc., Series 1996-1, Class A, 6.940%, 4/15/2015	156,803
4,476,537	Continental Airlines, Inc., Series 1997-4, Class 4B, 6.900%, 7/02/2018	3,402,168
4,102,503	Continental Airlines, Inc., Series 1998-1, Class 1B, 6.748%, 9/15/2018	2,994,827
6,973,957	Continental Airlines, Inc., Series 1999-1, Class B, 6.795%, 2/02/2020	5,090,988
912,841	Continental Airlines, Inc., Series 1999-1, Class C, 6.954%, 2/02/2011	901,431
4,159,411	Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 9/15/2021	3,369,123
1,577,483	Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,285,649
7,140,073	Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	5,283,654
1,086,416	Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703%, 12/15/2022	912,590
2,336,738	Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	1,659,084
11,915,000	Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022	9,829,875
16,802,000	Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022	11,089,320
5,098,309	Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	4,486,512
907,561	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	766,889
9,187,700	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	5,834,189
30,735,143	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	19,670,492
25,391,757	Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017	16,631,601
1,500,000	Qantas Airways Ltd., 144A, 5.125%, 6/20/2013	1,392,166
32,710,000	Qantas Airways Ltd., 144A, 6.050%, 4/15/2016	29,548,677
18,704,404	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024	14,402,391

		163,178,733

	Automotive — 2.8%
1,853,000	Cummins, Inc., 6.750%, 2/15/2027	1,570,418
2,145,000	Cummins, Inc., 7.125%, 3/01/2028	1,717,482
6,500,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	7,705,149
4,500,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	5,113,385
17,816,000	Ford Motor Co., 6.375%, 2/01/2029	9,620,640
1,705,000	Ford Motor Co., 6.500%, 8/01/2018	1,005,950
500,000	Ford Motor Co., 6.625%, 2/15/2028	270,000
73,114,000	Ford Motor Co., 6.625%, 10/01/2028	39,481,560
1,940,000	Ford Motor Co., 7.125%, 11/15/2025	1,067,000
86,090,000	Ford Motor Co., 7.450%, 7/16/2031	50,793,100
800,000	Ford Motor Co., 7.500%, 8/01/2026	432,000
46,872,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	45,238,558
10,685,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	8,591,082
15,465,000	Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	13,376,266
1,030,000	Ford Motor Credit Co. LLC, 7.875%, 6/15/2010	978,361
53,750,000	Ford Motor Credit Co. LLC, 8.000%, 6/01/2014	43,490,092
14,595,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	11,158,301

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$10,625,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	$9,986,693
1,645,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	1,575,739
7,640,000	Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010, (EUR)	10,181,879
43,074,000	GMAC LLC, 144A, 5.375%, 6/06/2011	36,612,900
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	3,832,290
9,635,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	9,731,350

		313,530,195

	Banking — 5.6%
14,000,000	Associates Corp. of North America, 6.950%, 11/01/2018	12,525,646
22,125,000	BAC Capital Trust VI, 5.625%, 3/08/2035	14,386,162
11,685,000	Bank of America Corp., 5.750%, 12/01/2017	10,404,651
4,560,000	Bank of America Corp., Series L, MTN, 7.375%, 5/15/2014	4,710,553
1,006,000,000	Barclays Financial LLC, 144A, 4.160%, 2/22/2010, (THB)	30,106,181
56,650,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011, (KRW)	44,926,014
17,310,000,000	Barclays Financial LLC, EMTN, 144A, 4.060%, 9/16/2010, (KRW)	13,919,199
135,000,000	Barclays Financial LLC, EMTN, 144A, 4.100%, 3/22/2010, (THB)	4,032,962
21,340,000,000	Barclays Financial LLC, EMTN, 144A, 4.460%, 9/23/2010, (KRW)	17,238,505
224,520,000,000	BNP Paribas SA, EMTN, 144A, Zero Coupon, 6/13/2011, (IDR)	16,809,031
2,165,000	Capital One Financial Corp., 6.150%, 9/01/2016	1,916,090
18,650,000	Citibank NA, 144A, 15.000%, 7/02/2010, (BRL)	10,012,847
47,120,000	Citigroup, Inc., 5.000%, 9/15/2014	39,501,544
3,060,000	Citigroup, Inc., 5.850%, 12/11/2034	2,376,439
20,715,000	Citigroup, Inc., 5.875%, 2/22/2033	15,321,581
4,210,000	Citigroup, Inc., 5.875%, 5/29/2037	3,289,601
10,819,000	Citigroup, Inc., 6.000%, 10/31/2033	8,073,311
1,850,000	Citigroup, Inc., 6.125%, 8/25/2036	1,377,632
2,540,000	Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014	2,552,934
1,285,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	1,251,047
30,775,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	27,358,790
119,806,078	HSBC Bank USA, 144A, Zero Coupon, 11/28/2011(b)	88,979,974
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 144A, 6.375%, 4/30/2022	7,088,891
109,312,000,000	JPMorgan Chase & Co., 144A, Zero Coupon, 3/28/2011, (IDR)	8,407,627
229,157,783,660	JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012, (IDR)	15,182,896
599,726,100,000	JPMorgan Chase & Co., EMTN, 144A, Zero Coupon, 3/28/2011, (IDR)	46,127,354
92,000,000	JPMorgan Chase Bank, 144A, Zero Coupon, 5/17/2010, (BRL)	43,199,951
76,496,404,750	JPMorgan Chase Bank, EMTN, 144A, Zero Coupon, 10/21/2010, (IDR)	6,336,293
2,500,000	Kaupthing Bank Hf, 144A, 1/15/2010(c)	325,000
36,300,000	Kaupthing Bank Hf, Series D, 144A, 5.750%, 10/04/2011(c)	4,719,000
9,300,000	Kaupthing Bank Hf, Series E, 144A, 6.125%, 10/04/2016(c)	1,209,000
60,000,000	Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010, (ISK)	362,188
2,200,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	1,699,181
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	23,128,349
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	3,234,482
5,410,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	5,007,258
2,255,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,996,261
26,665,000	Morgan Stanley, 4.750%, 4/01/2014	25,187,492
5,050,000	Morgan Stanley, 5.125%, 11/30/2015, (GBP)	7,608,162

500,000	Morgan Stanley, 5.375%, 10/15/2015	489,926
205,000	Morgan Stanley, 6.750%, 4/15/2011	214,751
14,500,000	Morgan Stanley, 7.300%, 5/13/2019	15,035,775
110,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	102,716
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	559,206
8,110,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	7,782,032
3,283,000,000	Rabobank Nederland, EMTN, 144A, 10.250%, 9/10/2009, (ISK)	19,312,151

		615,386,636

	Brokerage — 0.0%
4,000,000	Jefferies Group, Inc., 8.500%, 7/15/2019	3,967,888

	Building Materials — 0.9%
6,345,000	Masco Corp., 0.939%, 3/12/2010(b)	6,120,235
3,255,000	Masco Corp., 4.800%, 6/15/2015	2,558,365

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Building Materials — continued
$910,000	Masco Corp., 5.850%, 3/15/2017	$726,910
9,865,000	Masco Corp., 6.125%, 10/03/2016	8,282,615
1,155,000	Masco Corp., 6.500%, 8/15/2032	785,207
17,995,000	Owens Corning, Inc., 6.500%, 12/01/2016	15,773,751
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	25,500,141
43,962,000	USG Corp., 6.300%, 11/15/2016	32,531,880
12,880,000	USG Corp., 9.250%, 1/15/2018	10,948,000

		103,227,104

	Chemicals — 0.7%
23,584,000	Borden, Inc., 7.875%, 2/15/2023	6,603,520
6,920,000	Borden, Inc., 8.375%, 4/15/2016	1,937,600
8,757,000	Borden, Inc., 9.200%, 3/15/2021	2,451,960
38,140,000	Chevron Phillips Chemical Co. LLC, 144A, 8.250%, 6/15/2019	39,788,182
14,550,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	7,857,000
1,575,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014	708,750
1,650,000	Koppers Holdings, Inc., (Step to 9.875% on 11/15/2009), Zero Coupon, 11/15/2014(d)	1,480,875
5,350,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	4,117,986
6,465,000	Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	5,507,798
5,820,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	5,354,400

		75,808,071

	Construction Machinery — 1.4%
10,040,000	Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018	9,558,622
90,000,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	96,002,190
2,700,000	Caterpillar Financial Services Corp., Series F, MTN, 5.850%, 9/01/2017	2,749,135
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,147,746
18,243,000	United Rentals North America, Inc., 7.000%, 2/15/2014	14,913,652
1,630,000	United Rentals North America, Inc., 7.750%, 11/15/2013	1,401,800
26,935,000	United Rentals North America, Inc., 144A, 10.875%, 6/15/2016	25,857,600

		151,630,745

	Consumer Cyclical Services — 0.9%
101,985,000	Western Union Co. (The), 6.200%, 11/17/2036	96,103,627

	Consumer Products — 0.1%
9,860,000	Whirlpool Corp., 8.000%, 5/01/2012	10,204,853
5,915,000	Whirlpool Corp., MTN, 8.600%, 5/01/2014	6,181,175

		16,386,028

	Distributors — 0.0%
1,500,000	EQT Corp., 8.125%, 6/01/2019	1,605,552

	Diversified Manufacturing — 0.2%
6,950,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	7,691,131
3,750,000	Textron, Inc., 5.600%, 12/01/2017	3,027,030
12,575,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	14,639,101

		25,357,262

	Electric — 4.1%
4,020,000	AES Corp. (The), 7.750%, 3/01/2014	3,808,950
5,565,000	AES Corp. (The), 8.375%, 3/01/2011, (GBP)(e)	8,743,536
8,835,254	AES Ironwood LLC, 8.857%, 11/30/2025	7,642,494
1,140,919	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,021,123
70,812,000	Bruce Mansfield Unit, 6.850%, 6/01/2034(e)	54,471,423
3,552,768	CE Generation LLC, 7.416%, 12/15/2018	3,321,838
32,125,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	27,988,456
3,755,000	Dominion Resources, Inc., Series B, 5.950%, 6/15/2035	3,581,962
11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	7,667,000
1,000,000	Dynegy Holdings, Inc., 7.500%, 6/01/2015	833,750
10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	6,314,700
500,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	389,375
7,455,000	Dynegy Holdings, Inc., 8.375%, 5/01/2016	6,318,113
4,744,113	Dynegy Roseton/Danskammer Pass Through Trust, Series A, 7.270%, 11/08/2010	4,708,532
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027	60,928,000
250,000	Empresa Nacional de Electricidad SA, (Endesa-Chile), 8.350%, 8/01/2013	279,915

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$4,875,000	Empresa-Chile Overseas Co., 7.875%, 2/01/2027	$5,148,132
555,000	Enersis SA, Cayman Island, 7.400%, 12/01/2016	594,999
5,310,000	ITC Holdings Corp., 144A, 6.375%, 9/30/2036	4,453,093
1,000,000	MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	988,478
40,255,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	41,778,410
31,735,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	15,312,137
955,000	NiSource Finance Corp., 5.400%, 7/15/2014	903,638
1,700,000	NiSource Finance Corp., 6.150%, 3/01/2013	1,689,849
43,450,000	NiSource Finance Corp., 6.400%, 3/15/2018	39,865,071
2,500,000	NRG Energy, Inc., 7.250%, 2/01/2014	2,425,000
5,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	4,731,250
1,473,250	Quezon Power (Philippines) Ltd., Senior Secured Note, 8.860%, 6/15/2017	1,311,193
25,230,000	RRI Energy, Inc., 7.875%, 6/15/2017	22,580,850
1,050,000	SP PowerAssets Ltd., EMTN, 3.730%, 10/22/2010, (SGD)	735,803
655,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015	407,738
8,785,000	Toledo Edison Co., 6.150%, 5/15/2037	8,269,452
46,215,000	TXU Corp., Series P, 5.550%, 11/15/2014	29,181,075
101,030,000	TXU Corp., Series Q, 6.500%, 11/15/2024	50,624,213
6,245,000	TXU Corp., Series R, 6.550%, 11/15/2034	3,002,340
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(e)	6,195,452
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(e)	7,770,827
4,000,000	White Pine Hydro LLC, 7.260%, 7/20/2015(e)	3,474,024

		449,462,191

	Entertainment — 0.3%
39,640,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	36,520,689

	Food & Beverage — 1.7%
85,570,000	Anheuser-Busch Inbev Worldwide, Inc., 144A, 5.375%, 11/15/2014	86,333,199
2,085,000	Aramark Services, Inc., 5.000%, 6/01/2012	1,886,925
23,710,000	Corn Products International, Inc., 6.625%, 4/15/2037	18,868,726
35,447,000	Kraft Foods, Inc., 6.500%, 8/11/2017	37,333,773
30,680,000	Kraft Foods, Inc., 7.000%, 8/11/2037	32,399,522
14,120,000	Sara Lee Corp., 6.125%, 11/01/2032	12,614,525

		189,436,670

	Government Owned - No Guarantee — 0.3%
26,435,000	Abu Dhabi National Energy Co., 144A, 7.250%, 8/01/2018	26,396,537
10,300,000	DP World Ltd., 144A, 6.850%, 7/02/2037	6,849,500

		33,246,037

	Health Insurance — 0.5%
15,325,000	CIGNA Corp., 6.150%, 11/15/2036	10,972,823
2,000,000	CIGNA Corp., 6.350%, 3/15/2018	1,770,342
50,000,000	WellPoint, Inc., 6.375%, 6/15/2037	45,843,950

		58,587,115

	Healthcare — 3.8%
2,765,000	Boston Scientific Corp., 5.450%, 6/15/2014	2,543,800
8,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	7,653,900
16,510,000	Boston Scientific Corp., 7.000%, 11/15/2035	13,373,100
17,785,000	HCA, Inc., 5.750%, 3/15/2014	14,228,000
3,800,000	HCA, Inc., 6.250%, 2/15/2013	3,325,000
17,035,000	HCA, Inc., 6.375%, 1/15/2015	13,840,938
49,350,000	HCA, Inc., 6.500%, 2/15/2016	39,850,125
2,074,000	HCA, Inc., 6.750%, 7/15/2013	1,825,120
14,405,000	HCA, Inc., 7.050%, 12/01/2027	8,773,509
10,944,000	HCA, Inc., 7.190%, 11/15/2015	8,433,523
20,077,000	HCA, Inc., 7.500%, 12/15/2023	13,077,596
18,745,000	HCA, Inc., 7.500%, 11/06/2033	10,684,650
43,253,000	HCA, Inc., 7.690%, 6/15/2025	26,561,970
30,985,000	HCA, Inc., 8.360%, 4/15/2024	20,456,235
13,545,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,340,049
9,277,000	HCA, Inc., MTN, 7.750%, 7/15/2036	5,514,750
11,370,000	Hospira, Inc., 6.050%, 3/30/2017	11,103,897
176,070,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	185,415,091
3,260,000	Owens & Minor, Inc., 6.350%, 4/15/2016(e)	2,852,552
1,900,000	Tenet Healthcare Corp., 6.500%, 6/01/2012	1,882,499

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$31,009,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$18,605,400
1,570,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	1,413,000
4,765,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	4,359,975

		424,114,679

	Home Construction — 1.8%
2,840,000	Centex Corp., 5.250%, 6/15/2015	2,449,500
43,470,000	D.R. Horton, Inc., 5.250%, 2/15/2015	36,080,100
4,335,000	D.R. Horton, Inc., 5.625%, 9/15/2014	3,706,425
1,625,000	D.R. Horton, Inc., 6.500%, 4/15/2016	1,389,375
16,160,000	D.R. Horton, Inc., Guaranteed Note, 5.625%, 1/15/2016	13,251,200
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	9,687,900
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	3,082,100
1,935,000	K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013	909,450
1,235,000	K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	765,700
4,830,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2015	2,463,300
16,075,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2016	8,037,500
6,040,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.375%, 12/15/2014	3,140,800
2,490,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014	1,294,800
1,685,000	KB Home, 5.750%, 2/01/2014	1,474,375
8,340,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	7,047,300
5,805,000	KB Home, Guaranteed Note, 6.250%, 6/15/2015	4,963,275
11,315,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	9,730,900
2,720,000	Lennar Corp., Series B, 5.125%, 10/01/2010	2,611,200
16,755,000	Lennar Corp., Series B, 5.500%, 9/01/2014	13,404,000
5,970,000	Lennar Corp., Series B, 5.600%, 5/31/2015	4,701,375
23,885,000	Lennar Corp., Series B, 6.500%, 4/15/2016	19,108,000
4,240,000	Pulte Homes, Inc., 5.200%, 2/15/2015	3,540,400
46,260,000	Pulte Homes, Inc., 6.000%, 2/15/2035	30,069,000
13,190,000	Pulte Homes, Inc., 6.375%, 5/15/2033	8,705,400
4,245,000	Toll Brothers Financial Corp., 5.150%, 5/15/2015	3,758,430
1,749,000	Toll Corp., 8.250%, 12/01/2011	1,749,000

		197,120,805

	Independent Energy — 1.6%
34,690,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	34,225,987
48,410,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	43,516,524
4,185,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	5,166,413
14,650,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	12,306,000
22,690,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	18,265,450
15,054,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	9,107,670
3,000,000	Connacher Oil and Gas Ltd., 144A, 11.750%, 7/15/2014	2,880,000
6,495,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	5,488,275
1,805,000	Penn Virginia Corp., 10.375%, 6/15/2016	1,836,587
7,175,000	Pioneer Natural Resources Co., 5.875%, 7/15/2016	6,186,522
1,760,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	1,533,284
4,798,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	3,753,667
1,435,000	Swift Energy Co., 7.125%, 6/01/2017	1,011,675
9,170,000	Talisman Energy, Inc., 5.850%, 2/01/2037	7,826,943
24,260,000	Talisman Energy, Inc., 6.250%, 2/01/2038	21,850,303

		174,955,300

	Industrial Other — 0.2%
2,590,000	Great Lakes Dredge & Dock Corp., Senior Subordinated Note, 7.750%, 12/15/2013	2,220,925
20,000,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	14,400,000

		16,620,925

	Life Insurance — 0.1%
7,900,000	Lincoln National Corp., 8.750%, 7/01/2019	7,966,937
1,500,000	MetLife, Inc., 6.400%, 12/15/2066	1,072,500

		9,039,437

	Local Authorities — 0.7%
128,820,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(e)	79,704,798

	Media Cable — 2.4%
49,030,000	Comcast Corp., 5.650%, 6/15/2035	44,905,400

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Media Cable — continued
$12,560,000		Comcast Corp., 6.500%, 11/15/2035	$12,696,816
161,264,000		Comcast Corp., 6.950%, 8/15/2037	168,146,586
400,000		CSC Holdings, Inc., 7.875%, 2/15/2018	374,500
2,540,000		CSC Holdings, Inc., 144A, 8.500%, 4/15/2014	2,517,775
10,000,000		Shaw Communications, Inc., 5.700%, 3/02/2017, (CAD)	8,539,827
17,959,000		Time Warner Cable, Inc., 6.750%, 7/01/2018	18,705,538
2,720,000		Virgin Media Finance PLC, 9.125%, 8/15/2016	2,618,000
5,070,000		Virgin Media Finance PLC, 9.750%, 4/15/2014, (GBP)	7,757,281

			266,261,723

		Media Non-Cable — 0.6%
225,000		Intelsat Corp., 6.875%, 1/15/2028	164,250
46,000,000		News America, Inc., 6.150%, 3/01/2037	39,014,026
11,140,000		News America, Inc., 6.200%, 12/15/2034	9,510,173
14,360,000		News America, Inc., 6.400%, 12/15/2035	12,568,375
4,335,000		R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(c)	200,494
1,910,000		R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(c)	88,338
470,000		R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016(c)	22,325
4,845,000		R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(c)	230,137

			61,798,118

		Metals & Mining — 0.9%
400,000		Alcoa, Inc., 5.550%, 2/01/2017	337,820
10,000,000		Alcoa, Inc., 5.720%, 2/23/2019	7,931,890
1,200,000		Alcoa, Inc., 6.750%, 7/15/2018	1,064,617
9,785,000		Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015	5,479,600
7,125,000		ArcelorMittal, 5.375%, 6/01/2013	6,824,232
65,000		ArcelorMittal, 6.125%, 6/01/2018	56,875
10,850,000		ArcelorMittal USA Partnership, 9.750%, 4/01/2014	11,367,979
1,840,000		Rio Tinto Alcan, Inc., 5.750%, 6/01/2035	1,334,234
29,635,000		Rio Tinto Finance (USA) Ltd., 8.950%, 5/01/2014	32,931,775
1,730,000		Teck Resources Ltd., 144A, 10.250%, 5/15/2016	1,812,175
1,000,000		Teck Resources Ltd., 144A, 10.750%, 5/15/2019	1,075,000
7,000,000		United States Steel Corp., 6.050%, 6/01/2017	5,970,258
6,779,000		United States Steel Corp., 6.650%, 6/01/2037	5,121,711
16,435,000		United States Steel Corp., 7.000%, 2/01/2018	14,277,693

			95,585,859

		Non-Captive Consumer — 3.4%
4,900,000		American General Finance Corp., MTN, 5.750%, 9/15/2016	2,630,202
229,130,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	124,069,771
109,950	(†††)	SLM Corp., 6.000%, 12/15/2043	1,631,383
20,590,000		SLM Corp., MTN, 5.050%, 11/14/2014	15,930,483
2,160,000		SLM Corp., MTN, 5.125%, 8/27/2012	1,847,576
4,700,000		SLM Corp., Series 7, EMTN, 4.750%, 3/17/2014, (EUR)	4,615,374
7,160,000		SLM Corp., Series A, MTN, 4.500%, 7/26/2010	6,766,200
52,268,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	42,277,338
37,670,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	28,252,500
14,075,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	9,337,074
19,605,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	16,378,056
22,420,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	18,019,178
1,390,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	1,250,152
28,150,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	16,608,500
6,100,000		SLM Corp., Series A, MTN, 6.500%, 6/15/2010, (NZD)(e)(f)	3,598,743
90,580,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	77,489,831

			370,702,361

		Non-Captive Diversified — 7.0%
6,067,000		CIT Group Funding Co. of Canada, 5.200%, 6/01/2015	3,514,546
90,000		CIT Group, Inc., 4.750%, 12/15/2010	70,651
599,000		CIT Group, Inc., 5.400%, 2/13/2012	408,818
365,000		CIT Group, Inc., 5.400%, 1/30/2016	206,104
1,381,000		CIT Group, Inc., 5.600%, 4/27/2011	1,035,533
3,581,000		CIT Group, Inc., 5.800%, 10/01/2036	1,987,455
7,000		CIT Group, Inc., 5.850%, 9/15/2016	3,952
132,159,000		CIT Group, Inc., 144A, 12.000%, 12/18/2018	64,097,115
15,060,000		CIT Group, Inc., EMTN, 3.800%, 11/14/2012, (EUR)	12,676,145

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
15,150,000	CIT Group, Inc., EMTN, 4.650%, 9/19/2016, (EUR)	$10,626,583
10,500,000	CIT Group, Inc., EMTN, 5.500%, 12/20/2016, (GBP)	8,637,298
60,000	CIT Group, Inc., GMTN, 4.250%, 2/01/2010	53,867
18,360,000	CIT Group, Inc., GMTN, 4.250%, 9/22/2011, (EUR)	17,771,855
2,533,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	1,504,252
4,855,000	CIT Group, Inc., GMTN, 5.000%, 5/13/2014, (EUR)	3,609,741
341,000	CIT Group, Inc., GMTN, 5.000%, 2/01/2015	200,852
20,730,000	CIT Group, Inc., MTN, 4.250%, 3/17/2015, (EUR)	14,831,342
3,065,000	CIT Group, Inc., MTN, 5.125%, 9/30/2014	1,806,609
20,350,000	CIT Group, Inc., MTN, 5.500%, 12/01/2014, (GBP)	17,074,704
934,000	CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	452,990
586,000	CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017	330,633
75,990,000	CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012	52,033,849
16,915,000	GATX Corp., 8.750%, 5/15/2014	17,782,892
3,100,000	General Electric Capital Corp., EMTN, 6.125%, 5/17/2012, (GBP)	5,179,278
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	44,983,302
65,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	38,675,958
30,350,000	General Electric Capital Corp., Series A, GMTN, 6.625%, 2/04/2010, (NZD)	19,678,926
2,000,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,208,470
15,305,000	General Electric Capital Corp., Series A, MTN, 1.431%, 5/13/2024(b)	9,396,398
115,000,000	General Electric Capital Corp., Series A, MTN, 3.485%, 3/08/2012, (SGD)	69,697,908
243,057,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	136,500,063
7,187,000	GMAC LLC, 144A, 4.750%, 9/14/2009	6,989,357
3,390,000	GMAC LLC, 144A, 5.750%, 9/27/2010	3,084,900
34,490,000	GMAC LLC, 144A, 6.000%, 12/15/2011	29,488,950
311,000	GMAC LLC, 144A, 6.625%, 12/17/2010	279,900
15,206,000	GMAC LLC, 144A, 6.625%, 5/15/2012	12,697,010
22,211,000	GMAC LLC, 144A, 6.750%, 12/01/2014	17,435,635
4,169,000	GMAC LLC, 144A, 6.875%, 9/15/2011	3,647,875
2,947,000	GMAC LLC, 144A, 6.875%, 8/28/2012	2,460,745
7,702,000	GMAC LLC, 144A, 7.000%, 2/01/2012	6,531,296
17,038,000	GMAC LLC, 144A, 7.500%, 12/31/2013	13,204,450
32,711,000	GMAC LLC, 144A, 8.000%, 12/31/2018	20,771,485
25,955,000	GMAC LLC, 144A, 8.000%, 11/01/2031	18,168,500
34,782,000	iStar Financial, Inc., 5.150%, 3/01/2012	17,564,910
5,255,000	iStar Financial, Inc., 5.375%, 4/15/2010	4,466,750
3,010,000	iStar Financial, Inc., 5.500%, 6/15/2012	1,527,575
19,110,000	iStar Financial, Inc., 5.650%, 9/15/2011	11,083,800
1,530,000	iStar Financial, Inc., 5.700%, 3/01/2014	642,600
4,040,000	iStar Financial, Inc., 5.800%, 3/15/2011	2,444,200
4,815,000	iStar Financial, Inc., 5.850%, 3/15/2017	1,926,000
8,815,000	iStar Financial, Inc., 5.875%, 3/15/2016	3,526,000
4,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	1,720,000
35,130,000	iStar Financial, Inc., 8.625%, 6/01/2013	18,267,600
1,780,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	1,032,400
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	19,516,875

		774,516,902

	Oil Field Services — 2.6%
10,860,000	Nabors Industries, Inc., 6.150%, 2/15/2018	10,425,177
127,565,000	Nabors Industries, Inc., 144A, 9.250%, 1/15/2019	147,079,511
22,930,000	North American Energy Partners, Inc., 8.750%, 12/01/2011	19,949,100
15,520,000	Weatherford International Ltd., 6.500%, 8/01/2036	14,045,460
2,975,000	Weatherford International Ltd., 6.800%, 6/15/2037	2,795,176
9,580,000	Weatherford International Ltd., 7.000%, 3/15/2038	9,224,093
74,940,000	Weatherford International Ltd., 9.625%, 3/01/2019	88,159,941

		291,678,458

	Packaging — 0.3%
2,450,000	OI European Group BV, 144A, 6.875%, 3/31/2017, (EUR)	2,990,173
1,750,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	2,209,487

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Packaging — continued
$33,261,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	$31,390,069

		36,589,729

	Paper — 2.4%
7,955,000	Domtar Corp., 5.375%, 12/01/2013	6,602,650
11,720,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	8,760,700
11,605,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	8,993,875
120,000	Georgia-Pacific Corp., 7.700%, 6/15/2015	112,200
42,425,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	33,197,563
15,555,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	13,221,750
18,378,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	15,896,970
154,533,000	International Paper Co., 7.950%, 6/15/2018	149,084,321
3,100,000	International Paper Co., 9.375%, 5/15/2019	3,160,013
3,995,000	Jefferson Smurfit Corp., 7.500%, 6/01/2013(c)	1,473,156
100,000	Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(c)	37,000
14,520,000	Westvaco Corp., 7.950%, 2/15/2031	12,819,737
17,065,000	Westvaco Corp., 8.200%, 1/15/2030	15,075,306

		268,435,241

	Pharmaceuticals — 0.9%
11,112,000	Astrazeneca PLC, 6.450%, 9/15/2037	12,318,352
41,300,000	Elan Finance PLC, 8.875%, 12/01/2013	37,789,500
50,820,000	Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	47,008,500

		97,116,352

	Pipelines — 2.6%
766,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	752,506
340,000	Colorado Interstate Gas Co., 6.800%, 11/15/2015	349,277
19,745,000	DCP Midstream LP, 144A, 6.450%, 11/03/2036	15,794,973
15,685,000	El Paso Corp., 6.950%, 6/01/2028	11,801,127
1,500,000	El Paso Corp., 7.420%, 2/15/2037	1,154,272
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	611,782
1,000,000	El Paso Energy Corp., GMTN, 7.750%, 1/15/2032	814,021
5,255,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	5,220,664
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	8,905,993
13,175,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	13,240,348
5,100,000	Florida Gas Transmission Co., 144A, 7.900%, 5/15/2019	5,605,328
500,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	422,091
4,663,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.700%, 1/05/2016	3,998,522
10,498,000	Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	9,107,015
47,310,000	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014(e)	47,218,692
81,710,000	NGPL Pipeco LLC, 144A, 7.119%, 12/15/2017	85,648,749
3,425,000	ONEOK Partners LP, 6.650%, 10/01/2036	3,157,881
20,770,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	20,027,286
44,730,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	41,498,302
5,272,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	5,023,763
600,000	Williams Cos., Inc., 7.875%, 9/01/2021	591,000
965,000	Williams Cos., Inc., Senior Note, 7.750%, 6/15/2031	868,500
4,030,000	Williams Cos., Inc., Series A, 7.500%, 1/15/2031	3,546,400

		285,358,492

	Property & Casualty Insurance — 0.6%
4,785,000	Allstate Corp., 5.950%, 4/01/2036	4,178,052
2,660,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	2,589,531
11,710,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	11,156,457
11,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	8,764,345
2,000,000	Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	2,250,638
6,080,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 144A, 14.000%, 1/15/2033	2,310,400
4,000,000	Travelers Cos., Inc. (The), 6.750%, 6/20/2036	4,336,248
14,360,000	Travelers Cos., Inc. (The), MTN, 6.250%, 6/15/2037	14,871,805
1,000,000	Travelers Property Casualty Corp., 6.375%, 3/15/2033	1,048,667
11,205,000	Willis North America, Inc., 6.200%, 3/28/2017	9,922,946

		61,429,089

	Railroads — 0.5%
2,700,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	2,176,473
16,410,000	Canadian Pacific Railway Co., 5.950%, 5/15/2037	13,431,700

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Railroads — continued
$5,000,000		CSX Corp., 6.250%, 3/15/2018	$5,042,760
32,889,000		CSX Corp., MTN, 6.000%, 10/01/2036	29,792,007
1,153,000		Missouri Pacific Railroad Co., 5.000%, 1/01/2045(e)	576,500

			51,019,440

		Refining — 0.0%
1,335,000		Valero Energy Corp., 6.625%, 6/15/2037	1,138,915

		REITs — 1.0%
27,950,000		Camden Property Trust, 5.700%, 5/15/2017	24,847,550
2,935,000		Colonial Realty LP, 6.050%, 9/01/2016	2,313,543
4,030,000		Duke Realty LP, 5.950%, 2/15/2017	3,123,927
3,300,000		ERP Operating LP, 5.125%, 3/15/2016	3,026,420
47,305,000		Highwoods Properties, Inc., 5.850%, 3/15/2017	37,673,229
2,935,000		ProLogis, 5.625%, 11/15/2015	2,327,179
1,000,000		ProLogis, 5.625%, 11/15/2016	768,696
1,535,000		ProLogis, 5.750%, 4/01/2016	1,209,890
1,500,000		Simon Property Group LP, 5.250%, 12/01/2016	1,332,424
125,000		Simon Property Group LP, 5.750%, 5/01/2012	127,004
4,900,000		Simon Property Group LP, 5.750%, 12/01/2015	4,512,817
550,000		Simon Property Group LP, 5.875%, 3/01/2017	504,981
450,000		Simon Property Group LP, 6.125%, 5/30/2018	418,574
22,750,000		Simon Property Group LP, 6.750%, 5/15/2014	22,859,291

			105,045,525

		Restaurants — 0.0%
1,250,000		McDonald’s Corp., EMTN, 3.628%, 10/10/2010, (SGD)	876,761

		Retailers — 4.0%
8,758,000		Dillard’s, Inc., 6.625%, 1/15/2018	4,904,480
4,187,000		Dillard’s, Inc., 7.130%, 8/01/2018	2,365,655
1,500,000		Dillard’s, Inc., 7.750%, 7/15/2026	712,500
425,000		Dillard’s, Inc., 7.875%, 1/01/2023	223,125
3,325,000		Dillard’s, Inc., Class A, 7.000%, 12/01/2028	1,612,625
598,000		Home Depot, Inc., 5.400%, 3/01/2016	596,936
123,940,000		Home Depot, Inc., 5.875%, 12/16/2036	109,347,800
3,685,000		J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,234,207
635,000		J.C. Penney Corp., Inc., 7.125%, 11/15/2023	560,403
3,330,000		J.C. Penney Corp., Inc., 7.400%, 4/01/2037	2,628,053
3,985,000		J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,669,276
72,470,000		J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	53,636,351
1,095,000		Lowe’s Cos., Inc., 5.500%, 10/15/2035	1,001,392
40,440,000		Lowe’s Cos., Inc., 6.650%, 9/15/2037	44,105,684
20,564,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	13,980,271
12,275,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	8,503,617
2,365,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	1,659,731
6,365,000		Marks & Spencer PLC, 144A, 7.125%, 12/01/2037	4,711,927
7,793,000		Target Corp., 6.500%, 10/15/2037	7,883,048
124,080,000		Target Corp., 7.000%, 1/15/2038	132,250,296
32,675,000		Toys R Us, Inc., 7.375%, 10/15/2018	23,362,625
8,355,000		Toys R Us, Inc., 7.875%, 4/15/2013	6,976,425
10,270,000		Woolworth Corp., 8.500%, 1/15/2022	8,934,900

			435,861,327

		Sovereigns — 5.6%
104,626,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	9,236,433
10,000,000,000		Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	807,165
272,460,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	19,728,480
2,350,305	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	17,147,727
2,037,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012, (MXN)	16,632,606
18,686,981	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	136,367,812
79,755,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	67,055,220
10,530,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	8,697,606
66,305,000		New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	51,337,364
66,595,000		Queensland Treasury Corp., 144A, 7.125%, 9/18/2017, (NZD)	43,801,945

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — continued
$9,922,000	Republic of Brazil, 8.250%, 1/20/2034	$11,782,375
4,705,000	Republic of Brazil, 8.875%, 4/15/2024	5,845,962
56,700,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	28,501,914
140,235,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	79,439,066
107,840,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	61,088,237
1,585,840,000	Republic of Iceland, Zero Coupon, 7/15/2009, (ISK)	9,303,286
2,903,590,000	Republic of Iceland, Zero Coupon, 9/15/2009, (ISK)	16,839,664
2,981,242,000	Republic of Iceland, 7.000%, 3/17/2010, (ISK)	17,643,692
1,877,910,000	Republic of Iceland, 13.750%, 12/10/2010, (ISK)	11,953,449

		613,210,003

	Supermarkets — 0.8%
2,000,000	American Stores Co., 7.900%, 5/01/2017	1,900,000
72,681,000	New Albertson’s, Inc., 7.450%, 8/01/2029	59,598,420
19,060,000	New Albertson’s, Inc., 7.750%, 6/15/2026	16,248,650
4,895,000	New Albertson’s, Inc., 8.000%, 5/01/2031	4,197,462
1,510,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,317,475
13,242,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	9,666,660

		92,928,667

	Supranational — 2.2%
175,000,000	Eurofima, EMTN, 11.000%, 2/05/2010, (ISK)	1,054,921
128,250,000	European Investment Bank, Zero Coupon, 3/10/2021, (AUD)	48,869,953
16,375,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	8,693,500
413,529,000,000	European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	26,434,256
134,330,000	European Investment Bank, EMTN, 144A, 4.600%, 1/30/2037, (CAD)	101,478,251
11,330,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	7,704,862
244,840,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	15,794,968
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	15,346,876
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	5,531,070
1,385,900,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010, (ISK)	8,182,354

		239,091,011

	Technology — 2.3%
1,730,000	Affiliated Computer Services, Inc., 5.200%, 6/01/2015	1,470,500
41,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	36,300,407
832,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	980,423
41,104,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	23,326,520
5,040,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	2,822,400
11,225,000	Amkor Technology, Inc., 7.750%, 5/15/2013	10,298,938
1,225,000	Amkor Technology, Inc., 9.250%, 6/01/2016	1,134,656
2,435,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,334,154
30,125,000	Avnet, Inc., 5.875%, 3/15/2014	28,373,171
35,630,000	Avnet, Inc., 6.000%, 9/01/2015	32,764,350
11,345,000	Avnet, Inc., 6.625%, 9/15/2016	10,636,981
6,225,000	Corning, Inc., 5.900%, 3/15/2014	6,310,762
6,220,000	Corning, Inc., 6.200%, 3/15/2016	6,023,734
6,150,000	Corning, Inc., 6.850%, 3/01/2029	5,705,939
4,725,000	Corning, Inc., 7.250%, 8/15/2036	4,583,052
11,626,000	Equifax, Inc., 7.000%, 7/01/2037	11,266,001
6,290,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	2,138,600
9,739,000	Motorola, Inc., 5.220%, 10/01/2097	4,338,705
9,345,000	Motorola, Inc., 6.500%, 9/01/2025	6,541,500
17,754,000	Motorola, Inc., 6.500%, 11/15/2028	12,072,720
18,715,000	Motorola, Inc., 6.625%, 11/15/2037	12,726,200
250,000	Motorola, Inc., 7.500%, 5/15/2025	191,250
9,365,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(c)	2,926,563
11,770,000	Nortel Networks Ltd., 6.875%, 9/01/2023(c)	1,500,675
25,890,000	Nortel Networks Ltd., 10.125%, 7/15/2013(c)	8,802,600
285,000	Samsung Electronics Co. Ltd., 144A, 7.700%, 10/01/2027	288,779
18,050,000	Xerox Capital Trust I, 8.000%, 2/01/2027	13,718,000
4,795,000	Xerox Corp., 5.500%, 5/15/2012	4,781,876

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$1,730,000	Xerox Corp., MTN, 7.200%, 4/01/2016	$1,626,200

		255,985,656

	Textile — 0.0%
7,515,000	Kellwood Co., 7.625%, 10/15/2017(e)	1,127,250

	Tobacco — 1.8%
61,960,000	Altria Group, Inc., 8.500%, 11/10/2013	70,431,543
62,270,000	Altria Group, Inc., 9.250%, 8/06/2019	69,923,668
1,375,000	Altria Group, Inc., 9.700%, 11/10/2018	1,576,363
52,930,000	Reynolds American, Inc., 6.750%, 6/15/2017	49,420,900
13,400,000	Reynolds American, Inc., 7.250%, 6/15/2037	11,062,423

		202,414,897

	Transportation Services — 0.4%
10,503,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(e)	6,553,557
16,570,940	Atlas Air, Inc., Series 1998-1, Class 1B, 7.680%, 1/02/2014	11,931,077
9,128,302	Atlas Air, Inc., Series 1999-1, Class A1, 7.200%, 7/02/2020	6,389,812
286,617	Atlas Air, Inc., Series 1999-1, Class A2, 6.880%, 1/02/2011	246,491
11,795,576	Atlas Air, Inc., Series 1999-1, Class B, 7.630%, 7/02/2016	7,313,257
4,744,556	Atlas Air, Inc., Series 1999-1, Class C, 8.770%, 7/02/2012(g)	2,040,159
5,054,114	Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017	4,093,832
6,862,758	Atlas Air, Inc., Series C, 8.010%, 1/02/2010(g)	2,882,358
2,480,000	Erac USA Finance Co., 144A, 7.000%, 10/15/2037	1,972,312

		43,422,855

	Treasuries — 7.8%
59,000,000	Canadian Government, 1.250%, 6/01/2011, (CAD)	50,764,906
130,000,000	Canadian Government, 2.750%, 12/01/2010, (CAD)	114,843,485
44,755,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	40,548,265
171,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	152,638,811
21,565,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	18,662,165
25,445,000	Canadian Government, 1, 4.250%, 6/01/2018, (CAD)	23,598,671
75,385,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	71,021,270
22,670,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	14,674,265
457,420,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	72,815,368
221,050,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	36,846,319
366,200,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	61,146,969
262,545,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	45,906,821
160,000,000	U.S. Treasury Bond, 3.500%, 2/15/2039	138,350,400
25,000,000	U.S. Treasury Note, 3.125%, 5/15/2019	24,179,750

		865,997,465

	Wireless — 2.0%
8,524,000	ALLTEL Corp., 6.800%, 5/01/2029	8,841,417
58,210,000	ALLTEL Corp., Senior Note, 7.875%, 7/01/2032	67,592,055
29,340,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	23,398,650
15,931,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	13,182,902
39,810,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	31,350,375
2,085,000	Rogers Wireless, Inc., 7.625%, 12/15/2011, (CAD)	1,949,591
2,525,000	Rogers Wireless, Inc., Senior Secured Note, 6.375%, 3/01/2014	2,706,474
21,186,000	Sprint Capital Corp., 6.875%, 11/15/2028	15,042,060
18,070,000	Sprint Capital Corp., 6.900%, 5/01/2019	14,952,925
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	5,039,300
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	9,245,107
29,435,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	22,517,775
1,285,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,264,249

		217,082,880

	Wirelines — 5.5%
10,245,000	AT&T Corp., 6.500%, 3/15/2029	9,792,140
8,500,000	AT&T, Inc., 6.150%, 9/15/2034	8,069,246
125,100,000	AT&T, Inc., 6.500%, 9/01/2037	124,080,185
7,605,000	AT&T, Inc., 6.700%, 11/15/2013	8,351,986
4,370,000	Bell Canada, MTN, 144A, 6.550%, 5/01/2029, (CAD)	3,546,532
8,445,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	7,439,354
33,640,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	25,900,327
860,000	BellSouth Corp., 6.550%, 6/15/2034	843,093
2,715,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	2,371,867
425,000	Cincinnati Bell, Inc., 8.375%, 1/15/2014	393,125

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$5,330,000	Embarq Corp., 7.995%, 6/01/2036	$4,687,063
35,260,000	Frontier Communications Corp., 7.875%, 1/15/2027	28,208,000
10,555,000	GTE Corp., 6.940%, 4/15/2028	10,583,182
525,000	Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(c)	53
8,098,000	Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030	9,256,314
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,865,859
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,464,778
32,435,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	24,650,600
13,010,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	10,668,200
3,346,000	New England Telephone & Telegraph Co., 7.875%, 11/15/2029	3,435,496
16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	12,577,950
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	23,000,450
42,460,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	28,872,800
12,463,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	9,534,195
33,130,000	Qwest Corp., 6.875%, 9/15/2033	24,184,900
3,075,000	Qwest Corp., 7.200%, 11/10/2026	2,321,625
3,689,000	Qwest Corp., 7.250%, 9/15/2025	2,822,085
2,598,000	Qwest Corp., 7.500%, 6/15/2023	2,065,410
5,470,000	SK Broadband Co. Ltd., 144A, 7.000%, 2/01/2012	5,483,675
1,430,000	Telecom Italia Capital SA, 5.250%, 11/15/2013	1,402,241
1,575,000	Telecom Italia Capital SA, 5.250%, 10/01/2015	1,520,406
23,000,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	19,425,961
19,635,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	17,450,704
14,655,000	Telefonica Emisiones SAU, 5.877%, 7/15/2019	15,109,202
66,193,000	Telefonica Emisiones SAU, Guaranteed Note, 7.045%, 6/20/2036	73,350,582
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	26,807,154
41,882,000	Verizon Global Funding Corp., Senior Note, 5.850%, 9/15/2035	38,954,406
6,230,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	4,615,701
1,500,000	Verizon New England, Inc., 4.750%, 10/01/2013	1,488,101
12,050,000	Verizon New York, Inc., Series A, 7.375%, 4/01/2032	11,740,122

		609,335,070

	Total Non-Convertible Bonds (Identified Cost $10,713,738,929)	9,667,185,199

Convertible Bonds — 3.1%
	Electric — 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	1,872,000

	Healthcare — 0.3%
26,280,000	Affymetrix, Inc., 3.500%, 1/15/2038	19,512,900
12,005,000	Life Technologies Corp., 1.500%, 2/15/2024	11,899,956
1,315,000	Omnicare, Inc., 3.250%, 12/15/2035	910,638

		32,323,494

	Independent Energy — 0.0%
860,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	527,825

	Industrial Other — 0.2%
30,860,000	Incyte Corp., 3.500%, 2/15/2011	21,370,550

	Lodging — 0.2%
26,878,000	Host Hotels & Resorts, Inc., 144A, 2.625%, 4/15/2027	22,812,702

	Media Non-Cable — 0.0%
7,790,466	Liberty Media LLC, 3.500%, 1/15/2031	3,466,758
799,000	Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(d)	563,295

		4,030,053

	Metals & Mining — 0.2%
2,250,000	ArcelorMittal, 5.000%, 5/15/2014	2,840,625
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,100,000
11,270,000	United States Steel Corp., 4.000%, 5/15/2014	14,749,612

		18,690,237

	Non-Captive Diversified — 0.2%
44,035,000	iStar Financial, Inc., 1.708%, 10/01/2012(b)	16,654,037

	Oil Field Services — 0.0%
1,300,000	Transocean, Inc., Series B, 1.500%, 12/15/2037	1,191,125
270,000	Transocean, Inc., Series C, 1.500%, 12/15/2037	237,938

		1,429,063

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 0.8%
$635,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	$384,175
41,680,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	22,611,400
1,120,000	Kendle International, Inc., 3.375%, 7/15/2012	827,400
24,461,000	Nektar Therapeutics, 3.250%, 9/28/2012	17,978,835
18,165,000	Valeant Pharmaceuticals International, Subordinated Note, 3.000%, 8/16/2010	18,505,594
28,222,000	Valeant Pharmaceuticals International, Subordinated Note, 4.000%, 11/15/2013	29,315,602

		89,623,006

	Technology — 0.2%
630,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	446,513
2,050,000	Intel Corp., 2.950%, 12/15/2035	1,722,000
9,077,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	5,820,626
3,880,000	Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	3,201,000
3,730,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(e)	3,095,900
745,000	Nortel Networks Corp., 1.750%, 4/15/2012(c)	245,850
30,767,000	Nortel Networks Corp., 2.125%, 4/15/2014(c)	10,076,192
311,000	Richardson Electronics Ltd., 7.750%, 12/15/2011	255,020

		24,863,101

	Textile — 0.0%
103,000	Dixie Group, Inc., Subordinated Note, 7.000%, 5/15/2012	93,859

	Wireless — 0.1%
625,000	Nextel Communications, Inc., Senior Note, 5.250%, 1/15/2010	618,750
16,157,000	NII Holdings, Inc., 3.125%, 6/15/2012	12,420,694

		13,039,444

	Wirelines — 0.9%
34,645,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	24,251,500
12,604,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	10,272,260
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015(e)	57,860,250
2,470,000	Level 3 Communications, Inc., 10.000%, 5/01/2011	2,368,112
1,000,000	Qwest Communications International, Inc., 3.500%, 11/15/2025	985,000

		95,737,122

	Total Convertible Bonds (Identified Cost $413,473,905)	343,066,493

Municipals — 0.9%
	Alabama — 0.0%
3,270,000	Alabama Public School & College Authority (Capital Improvement), 4.500%, 12/01/2026	3,136,388

	California — 0.4%
3,435,000	San Diego Unified School District (Election 1998), Series F-1, (FSA insured), 4.500%, 7/01/2029	3,132,376
1,530,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	1,143,752
4,170,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area), Series C, (MBIA insured), 3.750%, 8/01/2028	2,882,179
5,175,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	4,187,972
14,415,000	State of California, 4.500%, 10/01/2029	11,370,120
4,190,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	3,274,569
3,620,000	State of California, 4.500%, 8/01/2030	2,829,102
2,680,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	1,722,918
12,645,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	9,598,567
895,000	University of California Regents Medical Center, Series A, (MBIA insured), 4.750%, 5/15/2031	851,673

		40,993,228

	District of Columbia — 0.0%
3,270,000	District of Columbia, Series A, (FGIC insured), 4.750%, 6/01/2036	2,915,663

	Florida — 0.1%
3,270,000	Florida State Turnpike Authority (Department of Transportation), Series A, (MBIA insured), 3.500%, 7/01/2027	2,562,830
5,185,000	Jacksonville Electric Authority, Florida Water & Sewer Systems Revenue, (MBIA insured), 4.750%, 10/01/2041	4,636,271

		7,199,101

	Illinois — 0.1%
5,650,000	Chicago Board of Education, Series B, (FSA insured), 4.750%, 12/01/2031	5,313,825
1,725,000	Chicago O’Hare International Airport, Series A, (FSA insured), 4.500%, 1/01/2038	1,521,829

		6,835,654

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Louisiana — 0.0%
$3,270,000	State of Louisiana, Series C, (FSA insured), 3.250%, 5/01/2026	$2,420,487

	Massachusetts — 0.0%
3,275,000	Massachusetts School Building Authority, Series A, (AMBAC insured), 4.750%, 8/15/2032	3,172,132

	Michigan — 0.1%
1,975,000	Grosse Pointe Public School System, (FGIC insured), 3.000%, 5/01/2027	1,516,306
12,850,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A, 7.309%, 6/01/2034(e)	8,562,341

		10,078,647

	Nebraska — 0.1%
8,175,000	Omaha Public Power District, Series AA, (FGIC insured), 4.500%, 2/01/2034	7,642,399

	Texas — 0.1%
9,320,000	County of Harris TX, Series B, 4.500%, 10/01/2031	8,939,744

	Wisconsin — 0.0%
2,235,000	Green Bay Wisconsin Water System Revenue, (FSA insured), 3.500%, 11/01/2026	1,912,333
2,410,000	Green Bay Wisconsin Water System Revenue, (FSA insured), 3.500%, 11/01/2029	1,954,606
835,000	Wisconsin Housing & Economic Development Authority, Series E, 4.900%, 11/01/2035	746,958

		4,613,897

	Total Municipals (Identified Cost $107,461,673)	97,947,340

	Total Bonds and Notes (Identified Cost $11,234,674,507)	10,108,199,032

Bank Loans — 0.7%
	Energy — 0.1%
1,578,018	ATP Oil & Gas Corp., Tranche B-1 Term Loan, 8.500%, 7/15/2014(h)	1,186,670
8,111,244	ATP Oil & Gas Corp., Tranche B-1 Term Loan, 7/15/2014(m)	6,099,655
414,960	ATP Oil & Gas Corp., Tranche B2 Term Loan, 8.500%, 1/15/2011(h)	312,050
2,205,188	ATP Oil & Gas Corp., Tranche B2 Term Loan, 1/15/2011(m)	1,658,301

		9,256,676

	Food & Beverage — 0.0%
361,942	Dole Food Co., Inc., Credit Link Deposit, 7.979%, 4/12/2013(h)	361,713
512,592	Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(h)	512,269
2,318,637	Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(h)	2,317,177

		3,191,159

	Media Non-Cable — 0.1%
30,120,849	Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(c)(h)	12,688,408
2,797,946	Tribune Co., Term Loan X, 5.000%, 4/10/2010(c)(h)	938,095

		13,626,503

	Oil Field Services — 0.0%
2,485,000	Dresser, Inc., Second Lien Term Loan, 6.068%, 5/04/2015(h)	1,748,819
1,230,373	Dresser, Inc., Term Loan, 3.104%, 5/04/2014(h)	1,115,948

		2,864,767

	Paper — 0.1%
4,736,591	Georgia-Pacific Corp., New Term Loan B, 2.557%, 12/20/2012(h)	4,456,990
1,819,756	Georgia-Pacific Corp., Term Loan B1, 2.315%, 12/20/2012(h)	1,712,336

		6,169,326

	Retailers — 0.0%
1,612,172	Harbor Freight Tools USA, Inc., Tranche C Term Loan, 9.750%, 2/12/2013(h)	1,488,567

	Technology — 0.2%
11,774,305	Nuance Communications, Inc., Incremental Term Loan, 2.310%, 3/29/2013(h)	10,847,078
515,405	Nuance Communications, Inc., Term Loan, 2.310%, 3/31/2013(h)	473,593
12,466,071	Sungard Data Systems, Inc., Tranche A, 2.463%, 2/28/2014(h)	11,521,767

		22,842,438

	Wirelines — 0.2%
1,999,688	Fairpoint Communications, Inc., Initial Term Loan A, 2.813%, 3/31/2014(h)	1,484,768
8,087,742	Fairpoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(h)	6,017,280
16,852,137	Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(h)(i)	10,005,957
5,395,000	Level 3 Financing, Inc., Tranche A Term Loan, 3.155%, 3/13/2014(h)	4,461,449

		21,969,454

	Total Bank Loans (Identified Cost $93,739,518)	81,408,890

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 2.7%
	Biotechnology — 0.3%
1,732,629	EPIX Pharmaceuticals, Inc.(e)(f)(g)(n)	$190,589
5,111	EPIX Pharmaceuticals, Inc., Contingent Value Rights(g)	—
867,059	Vertex Pharmaceuticals, Inc.(g)	30,901,983

		31,092,572

	Containers & Packaging — 0.1%
460,656	Owens-Illinois, Inc.(g)	12,902,975

	Electric Utilities — 0.1%
282,500	Duke Energy Corp.	4,121,675

	Electronic Equipment, Instruments & Components — 0.0%
41,343	Corning, Inc.	663,969

	Food Products — 0.4%
2,309,175	ConAgra Foods, Inc.	44,012,875

	Household Durables — 0.1%
477,725	KB Home	6,535,278
549,450	Lennar Corp., Class A	5,324,170

		11,859,448

	Oil, Gas & Consumable Fuels — 0.2%
846,398	Chesapeake Energy Corp.	16,784,072
141,249	Spectra Energy Corp.	2,389,933

		19,174,005

	Pharmaceuticals — 1.3%
7,238,800	Bristol-Myers Squibb Co.	147,020,028
2,288	Teva Pharmaceutical Industries Ltd., Sponsored ADR	112,890

		147,132,918

	REITs — 0.2%
290,904	Apartment Investment & Management Co., Class A	2,574,500
889,730	Associated Estates Realty Corp.	5,302,791
193,996	Developers Diversified Realty Corp.	946,701
460,000	Equity Residential	10,225,800
121,551	Simon Property Group, Inc.	6,251,368

		25,301,160

	Thrifts & Mortgage Finance — 0.0%
4,794,025	Federal Home Loan Mortgage Corp.(g)(j)	2,972,296

	Total Common Stocks (Identified Cost $447,977,677)	299,233,893

Preferred Stocks — 1.4%
Convertible Preferred Stocks — 1.0%
	Automotive — 0.3%
1,458,359	Ford Motor Co. Capital Trust II, 6.500%	32,127,649

	Capital Markets — 0.0%
145,155	Newell Financial Trust I, 5.250%	3,837,535

	Commercial Banks — 0.0%
5,933	Wells Fargo & Co., Series L, Class A, 7.500%	4,657,227

	Diversified Consumer Services — 0.0%
6	Six Flags, Inc., 7.250%(c)	1

	Diversified Financial Services — 0.2%
16,622	Bank of America Corp., Series L, 7.250%	13,713,150
5,000	CIT Group, Inc., 8.750%	87,300
129,508	Sovereign Capital Trust IV, 4.375%	2,590,160

		16,390,610

	Electric Utilities — 0.2%
380,577	AES Trust III, 6.750%	16,269,667
107,725	CMS Energy Trust I, 7.750%(e)(f)	3,770,375

		20,040,042

	Machinery — 0.0%
171,240	United Rentals Trust I, 6.500%	3,210,750

	Oil, Gas & Consumable Fuels — 0.1%
52,020	Chesapeake Energy Corp., 4.500%	3,329,280
158,777	El Paso Energy Capital Trust I, 4.750%	5,001,475

		8,330,755

	REITs — 0.0%
42,700	FelCor Lodging Trust, Inc., Series A, 7.800%	224,175

	Semiconductors & Semiconductor Equipment — 0.2%
32,320	Lucent Technologies Capital Trust I, 7.750%	19,068,800

	Total Convertible Preferred Stocks (Identified Cost $148,014,373)	107,887,544

Non-Convertible Preferred Stocks — 0.4%
	Diversified Financial Services — 0.2%
35,000	Bank of America Corp., 6.375%	570,850
552,770	CIT Group, Inc., 6.350%	3,952,306
36,916	Preferred Blocker, Inc., 144A, 7.000%	15,876,187

		20,399,343

	Electric Utilities — 0.0%
393	Entergy New Orleans, Inc., 4.750%	27,510

	Thrifts & Mortgage Finance — 0.2%
389,800	Countrywide Capital IV, 6.750%	6,412,210
75,100	Federal Home Loan Mortgage Corp., 5.000%(g)(j)	105,140
1,741,500	Federal Home Loan Mortgage Corp., 5.570%(g)(j)	1,497,690
444,350	Federal Home Loan Mortgage Corp., 5.660%(g)(j)	413,246
120,695	Federal Home Loan Mortgage Corp., 5.700%(g)(j)	162,938

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — continued
283,000	Federal Home Loan Mortgage Corp., 5.790%(g)(j)	$353,750
81,450	Federal Home Loan Mortgage Corp., 5.810%(g)(j)	138,465
219,750	Federal Home Loan Mortgage Corp., 5.900%(g)(j)	197,775
96,600	Federal Home Loan Mortgage Corp., 6.000%(g)(j)	129,444
89,300	Federal Home Loan Mortgage Corp., 6.420%(g)(j)	142,880
392,116	Federal Home Loan Mortgage Corp., 6.550%(g)(j)	321,535
3,856,103	Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(g)(j)	4,704,446
192,100	Federal National Mortgage Association, 4.750%(g)(j)	291,992
144,900	Federal National Mortgage Association, 5.125%(g)(j)	213,003
104,850	Federal National Mortgage Association, 5.375%(g)(j)	180,342
56,600	Federal National Mortgage Association, 5.810%(g)(j)	86,598
87,300	Federal National Mortgage Association, 6.750%(g)(j)	104,760
6,747,525	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(g)(j)	9,041,683
250,000	Federal National Mortgage Association, 8.250%(g)(j)	312,500

		24,810,397

	Total Non-Convertible Preferred Stocks (Identified Cost $308,449,559)	45,237,250

	Total Preferred Stocks (Identified Cost $456,463,932)	153,124,794

Closed-End Investment Companies — 0.3%
191,930	BlackRock Senior High Income Fund, Inc.	575,790
1,033,275	Dreyfus High Yield Strategies	3,151,489
177,910	DWS High Income Trust	626,243
860,000	Highland Credit Strategies Fund	4,222,600
110,211	Morgan Stanley Emerging Markets Debt Fund, Inc.	913,649
28,322	Van Kampen High Income Trust II	334,483
2,055,800	Western Asset High Income Opportunity Fund, Inc.	10,587,370
1,217,820	Western Asset Managed High Income Fund, Inc.	6,174,347

	Total Closed-End Investment Companies (Identified Cost $40,372,607)	26,585,971

Exchange Traded Funds — 0.5%
343,191	iShares iBoxx $ High Yield Corporate Bond Fund	27,355,755
641,888	SPDR Barclays Capital High Yield Bond	22,588,039

	Total Exchange Traded Funds (Identified Cost $48,958,952)	49,943,794

Principal Amount (‡)
Short-Term Investments — 1.3%
$102,000,000	Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(k)	102,000,000
208,480	Repurchase Agreement with State Street Corp., dated 6/30/2009 at 0.000% to be repurchased at $208,480 on 7/01/2009, collateralized by $215,000 U.S. Treasury Bill, due 10/01/2009 valued at $214,896, including accrued interest(l)	208,480
43,476,957	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $43,476,957 on 7/01/2009, collateralized by $44,075,000 Federal National Mortgage Association, 1.875% due 4/20/2012 valued at $44,350,469, including accrued interest(l)	43,476,957

	Total Short-Term Investments (Identified Cost $145,685,437)	145,685,437

	Total Investments — 98.5% (Identified Cost $12,467,872,630)(a)	10,864,181,811
	Other assets less liabilities—1.5%	167,783,133

	Net Assets — 100.0%	$11,031,964,944

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††)	Amount shown represents units. One unit represents a principal amount of 25.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $12,476,040,153 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$330,739,513
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,942,597,855)

Net unrealized depreciation	$(1,611,858,342)

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	Non-income producing security due to bankruptcy filing.

(d)	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(e)	Illiquid security. At June 30, 2009, the value of these securities amounted to $295,766,809 or 2.7% of net assets.

(f)	Valued by management. At June 30, 2009 the value of these securities amounted to $7,559,707 or 0.1% of net assets.

(g)	Non-income producing security.

(h)	Fair valued security by the Fund’s Investment Adviser. Rate shown represents the weighted average rate at June 30, 2009.

(i)	All or a portion of interest payment is paid-in-kind.

(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(k)	Rate represents discount rate at time of purchase.

(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(m)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.
(n)	Security subject to restrictions on resale. This security was acquired on May 8, 2009 at a cost of $3,143,666. At June 30, 2009, the value of this security amounted to $190,589 or 0.0% of net assets.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $1,395,235,418 or 12.6% of net assets.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guarantee Insurance Company
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thai Baht

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
ABS Credit Card	$—	$76,258,918	$—	$76,258,918
Aerospace & Defense	—	11,925,748	—	11,925,748
Airlines	—	119,929,615	43,249,118	163,178,733
Automotive	—	311,959,777	1,570,418	313,530,195
Banking	—	592,258,287	23,128,349	615,386,636
Brokerage	—	3,967,888	—	3,967,888
Building Materials	—	103,227,104	—	103,227,104
Chemicals	—	64,814,991	10,993,080	75,808,071
Construction Machinery	—	151,630,745	—	151,630,745
Consumer Cyclical Services	—	96,103,627	—	96,103,627
Consumer Products	—	16,386,028	—	16,386,028
Distributors	—	1,605,552	—	1,605,552
Diversified Manufacturing	—	25,357,262	—	25,357,262
Electric	—	429,441,522	20,020,669	449,462,191
Entertainment	—	36,520,689	—	36,520,689
Food & Beverage	—	189,436,670	—	189,436,670
Government Owned - No Guarantee	—	33,246,037	—	33,246,037
Health Insurance	—	58,587,115	—	58,587,115
Healthcare	—	424,114,679	—	424,114,679
Home Construction	—	196,211,355	909,450	197,120,805
Independent Energy	—	174,955,300	—	174,955,300
Industrial Other	—	16,620,925	—	16,620,925
Life Insurance	—	9,039,437	—	9,039,437
Local Authorities	—	79,704,798	—	79,704,798
Media Cable	—	266,261,723	—	266,261,723

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Media Non-Cable	$—	$61,256,824	$541,294	$61,798,118
Metals & Mining	—	95,585,859	—	95,585,859
Non-Captive Consumer	—	322,242,618	48,459,743	370,702,361
Non-Captive Diversified	—	562,605,079	211,911,823	774,516,902
Oil Field Services	—	291,678,458	—	291,678,458
Packaging	—	36,589,729	—	36,589,729
Paper	—	266,962,085	1,473,156	268,435,241
Pharmaceuticals	—	97,116,352	—	97,116,352
Pipelines	—	285,358,492	—	285,358,492
Property & Casualty Insurance	—	61,429,089	—	61,429,089
Railroads	—	51,019,440	—	51,019,440
Refining	—	1,138,915	—	1,138,915
REITs	—	105,045,525	—	105,045,525
Restaurants	—	876,761	—	876,761
Retailers	—	434,925,702	935,625	435,861,327
Sovereigns	—	587,067,053	26,142,950	613,210,003
Supermarkets	—	92,928,667	—	92,928,667
Supranational	—	212,656,755	26,434,256	239,091,011
Technology	—	251,558,418	4,427,238	255,985,656
Textile	—	1,127,250	—	1,127,250
Tobacco	—	202,414,897	—	202,414,897
Transportation Services	—	43,422,855	—	43,422,855
Treasuries	—	865,997,465	—	865,997,465
Wireless	—	217,082,880	—	217,082,880
Wirelines	—	609,335,070	—	609,335,070

Total Non-Convertible Bonds	—	9,246,988,030	420,197,169	9,667,185,199

Convertible Bonds
Electric	—	1,872,000	—	1,872,000
Healthcare	—	32,323,494	—	32,323,494
Independent Energy	—	527,825	—	527,825
Industrial Other	—	21,370,550	—	21,370,550
Lodging	—	22,812,702	—	22,812,702
Media Non-Cable	—	4,030,053	—	4,030,053
Metals & Mining	—	18,690,237	—	18,690,237
Non-Captive Diversified	—	16,654,037	—	16,654,037
Oil Field Services	—	1,429,063	—	1,429,063
Pharmaceuticals	—	89,623,006	—	89,623,006
Technology	—	14,786,909	10,076,192	24,863,101
Textile	—	93,859	—	93,859
Wireless	—	13,039,444	—	13,039,444
Wirelines	—	37,876,872	57,860,250	95,737,122

Total Convertible Bonds	—	275,130,051	67,936,442	343,066,493

Municipals
Alabama	—	3,136,388	—	3,136,388
California	—	40,993,228	—	40,993,228
District of Columbia	—	2,915,663	—	2,915,663
Florida	—	7,199,101	—	7,199,101
Illinois	—	6,835,654	—	6,835,654
Louisiana	—	2,420,487	—	2,420,487
Massachusetts	—	3,172,132	—	3,172,132
Michigan	—	10,078,647	—	10,078,647
Nebraska	—	7,642,399	—	7,642,399
Texas	—	8,939,744	—	8,939,744
Wisconsin	—	4,613,897	—	4,613,897

Total Municipals	—	97,947,340	—	97,947,340

Total Bonds and Notes	—	9,620,065,421	488,133,611	10,108,199,032

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bank Loans
Energy	$—	$9,256,676	$—	$9,256,676
Food & Beverage	—	3,191,159	—	3,191,159
Media Non-Cable	—	13,626,503	—	13,626,503
Oil Field Services	—	2,864,767	—	2,864,767
Paper	—	6,169,326	—	6,169,326
Retailers	—	1,488,567	—	1,488,567
Technology	—	22,842,438	—	22,842,438
Wirelines	—	21,969,454	—	21,969,454

Total Bank Loans	—	81,408,890	—	81,408,890

Common Stocks
Biotechnology	30,901,983	—	190,589	31,092,572
Containers & Packaging	12,902,975	—	—	12,902,975
Electric Utilities	4,121,675	—	—	4,121,675
Electronic Equipment, Instruments & Components	663,969	—	—	663,969
Food Products	44,012,875	—	—	44,012,875
Household Durables	11,859,448	—	—	11,859,448
Oil, Gas & Consumable Fuels	19,174,005	—	—	19,174,005
Pharmaceuticals	147,132,918	—	—	147,132,918
REITs	25,301,160	—	—	25,301,160
Thrifts & Mortgage Finance	2,972,296	—	—	2,972,296

Total Common Stocks	299,043,304	—	190,589	299,233,893

Preferred Stocks
Convertible Preferred Stocks
Automotive	32,127,649	—	—	32,127,649
Capital Markets	—	3,837,535	—	3,837,535
Commercial Banks	4,657,227	—	—	4,657,227
Diversified Consumer Services	1	—	—	1
Diversified Financial Services	—	13,800,450	2,590,160	16,390,610
Electric Utilities	—	16,269,667	3,770,375	20,040,042
Machinery	—	3,210,750	—	3,210,750
Oil, Gas & Consumable Fuels	3,329,280	5,001,475	—	8,330,755
REITs	—	—	224,175	224,175
Semiconductors & Semiconductor Equipment	—	—	19,068,800	19,068,800

Total Convertible Preferred Stocks	40,114,157	42,119,877	25,653,510	107,887,544

Non-Convertible Preferred Stocks
Diversified Financial Services	4,523,156	15,876,187	—	20,399,343
Electric Utilities	—	27,510	—	27,510
Thrifts & Mortgage Finance	13,025,968	11,784,429	—	24,810,397

Total Non-Convertible Preferred Stocks	17,549,124	27,688,126	—	45,237,250

Total Preferred Stocks	57,663,281	69,808,003	25,653,510	153,124,794

Closed-End Investment Companies	26,585,971	—	—	26,585,971
Exchange Traded Funds	49,943,794	—	—	49,943,794
Short-Term Investments	43,685,437	102,000,000	—	145,685,437

Total	$476,921,787	$9,873,282,314	$513,977,710	$10,864,181,811

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
Airlines	$16,733,800	$—	$—	$1,499,438	$23,245,000	$(1,598,243)	$3,369,123	$—	$43,249,118
Automotive	—	—	—	(90,775)	—	—	1,661,193	—	1,570,418
Banking	49,326,408	1,401,496	—	(21,346,555)	—	—	—	(6,253,000)	23,128,349
Chemicals	9,748,500	163,240	—	(8,641,600)	—	—	17,579,940	(7,857,000)	10,993,080
Electric	—	68,430	—	(8,244,685)	4,554,349	—	23,642,575	—	20,020,669
Home Construction	—	54,862	—	(238,687)	—	—	1,093,275	—	909,450
Independent Energy	4,890,065	40,653	—	235,695	—	—	—	(5,166,413)	—
Industrial Other	9,600,000	—	—	4,800,000	—	—	—	(14,400,000)	—
Life Insurance	2,828,966	—	403,808	1,967,772	—	(5,200,546)	—	—	—
Media Non-Cable	5,251,125	499,695	(10,728,407)	4,101,656	—	(2,825,425)	4,242,650	—	541,294
Non-Captive Consumer	7,027,071	659,297	—	8,711,749	—	—	36,677,000	(4,615,374)	48,459,743
Non-Captive Diversified	17,213,700	1,317,581	459,848	(79,742,614)	127,461,620	(9,911,971)	173,381,259	(18,267,600)	211,911,823
Paper	—	37,138	—	(1,799,932)	—	—	3,235,950	—	1,473,156
Property & Casualty Insurance	3,662,300	2,168	(120,488)	(810,280)	—	(423,300)	—	(2,310,400)	—
Retailers	—	1,479	—	(175,854)	—	—	1,110,000	—	935,625
Sovereigns	—	371,281	—	2,231,649	23,540,020	—	—	—	26,142,950
Supranational	40,912,861	—	—	1,316,363	—	—	—	(15,794,968)	26,434,256
Technology	8,828,600	47,492	—	(4,448,854)	—	—	—	—	4,427,238
Wireless	19,281,400	33,892	—	2,428,933	773,550	—	—	(22,517,775)	—
Convertible Bonds
Healthcare	2,555,500	27,551	—	1,480,595	—	(4,063,646)	—	—	—
Technology	—	688,173	—	(5,341,682)	—	—	14,729,701	—	10,076,192
Transportation Services	358,670	4,616	27,920	11,795	—	(403,001)	—	—	—
Wirelines	—	2,107	—	4,864,643	52,993,500	—	—	—	57,860,250
Common Stocks
Biotechnology	—	—	—	(2,953,077)	3,143,666	—	—	—	190,589
Preferred Stocks
Convertible Preferred Stocks
Diversified Financial Services	—	—	—	(382,049)	—	—	2,972,209	—	2,590,160
Electric Utilities	4,309,000	—	—	(538,625)	—	—	—	—	3,770,375
REITs	—	—	—	(298,900)	—	—	523,075	—	224,175
Semiconductors & Semiconductor Equipment	15,017,488	—	—	4,051,312	—	—	—	—	19,068,800

Total	$217,545,454	$5,421,151	$(9,957,319)	$(97,352,569)	$235,711,705	$(24,426,132)	$284,217,950	$(97,182,530)	$513,977,710

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Net Asset Summary at June 30, 2009 (Unaudited)

Treasuries	7.8%
Non-Captive Diversified	7.2
Wirelines	6.6
Banking	5.6
Sovereigns	5.6
Healthcare	4.1
Electric	4.1
Retailers	4.0
Non-Captive Consumer	3.4
Automotive	3.1
Pharmaceuticals	3.0
Technology	2.7
Oil Field Services	2.6
Pipelines	2.6
Paper	2.5
Media Cable	2.4
Supranational	2.2
Wireless	2.1
Other Investments, less than 2% each	25.6
Short-Term Investments	1.3

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure at June 30, 2009 as a Percentage of Net Assets (Unaudited)

United States Dollar	76.6%
Canadian Dollar	5.9
New Zealand Dollar	2.6
Brazilian Real	2.3
Other, less than 2% each	11.1

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 92.7% of Net Assets
	Aerospace & Defense – 2.7%
131,310	Goodrich Corp.	$6,561,561
135,448	Northrop Grumman Corp.	6,187,264

		12,748,825

	Beverages – 3.9%
252,089	Dr Pepper Snapple Group, Inc.(b)	5,341,766
145,673	Molson Coors Brewing Co., Class B	6,166,338
133,117	Pepsi Bottling Group, Inc. (The)	4,504,679
41,488	PepsiCo, Inc.	2,280,181

		18,292,964

	Biotechnology – 1.0%
89,730	Amgen, Inc.(b)	4,750,306

	Capital Markets – 5.3%
212,146	Ameriprise Financial, Inc.	5,148,783
213,304	Bank of New York Mellon Corp.	6,251,940
64,875	Invesco Ltd.	1,156,073
190,883	Legg Mason, Inc.	4,653,728
156,636	State Street Corp.	7,393,219

		24,603,743

	Chemicals – 2.0%
143,025	E.I. du Pont de Nemours & Co.	3,664,301
76,964	Praxair, Inc.	5,469,831

		9,134,132

	Commercial Banks – 3.5%
124,070	PNC Financial Services Group, Inc.	4,815,157
268,671	U.S. Bancorp	4,814,584
270,822	Wells Fargo & Co.	6,570,142

		16,199,883

	Communications Equipment – 2.1%
236,360	Cisco Systems, Inc.(b)	4,405,750
360,715	Nokia Oyj, Sponsored ADR	5,259,225

		9,664,975

	Computers & Peripherals – 3.2%
244,251	Hewlett-Packard Co.	9,440,301
54,947	International Business Machines Corp.	5,737,566

		15,177,867

	Construction & Engineering – 0.9%
181,789	Foster Wheeler AG(b)	4,317,489

	Consumer Finance – 0.6%
280,914	Discover Financial Services	2,884,987

	Containers & Packaging – 1.6%
264,479	Owens-Illinois, Inc.(b)	7,408,057

	Diversified Consumer Services – 1.1%
303,655	H&R Block, Inc.	5,231,976

	Diversified Financial Services – 4.6%
657,233	Bank of America Corp.	8,675,475
377,273	JPMorgan Chase & Co.	12,868,782

		21,544,257

	Diversified Telecommunication Services – 4.9%
670,973	AT&T, Inc.	16,666,969
196,626	CenturyTel, Inc.	6,036,418

		22,703,387

	Electric Utilities – 1.4%
227,848	American Electric Power Co., Inc.	6,582,529

	Electrical Equipment – 1.0%
286,846	ABB Ltd., Sponsored ADR	4,526,430

	Energy Equipment & Services – 2.2%
223,497	Smith International, Inc.	5,755,048
102,791	Tidewater, Inc.	4,406,650

		10,161,698

	Food & Staples Retailing – 2.3%
193,096	CVS Caremark Corp.	6,153,970
92,014	Wal-Mart Stores, Inc.	4,457,158

		10,611,128

	Food Products – 1.6%
388,348	ConAgra Foods, Inc.	7,401,913

	Gas Utilities – 1.3%
179,384	EQT Corp.	6,262,295

	Health Care Equipment & Supplies – 2.9%
591,965	Boston Scientific Corp.(b)	6,002,525
206,513	Covidien PLC	7,731,847

		13,734,372

	Health Care Providers & Services – 2.5%
115,077	McKesson Corp.	5,063,388
265,637	UnitedHealth Group, Inc.	6,635,612

		11,699,000

	Hotels, Restaurants & Leisure – 0.7%
122,345	Carnival Corp.	3,152,831

	Industrial Conglomerates – 2.0%
296,283	General Electric Co.	3,472,437
82,019	Siemens AG, Sponsored ADR	5,674,894

		9,147,331

	Insurance – 4.7%
163,841	Allstate Corp.	3,997,721
1,671	Berkshire Hathaway, Inc., Class B(b)	4,838,765
228,235	Metlife, Inc.	6,849,332
154,177	Travelers Cos., Inc. (The)	6,327,424

		22,013,242

	Internet Software & Services – 0.8%
218,228	eBay, Inc.(b)	3,738,246

	Media – 3.9%
352,200	DIRECTV Group, Inc. (The)(b)	8,702,862
147,963	Time Warner Cable, Inc.	4,685,988
182,611	Time Warner, Inc.	4,599,971

		17,988,821

	Metals & Mining – 0.5%
65,658	ArcelorMittal	2,171,967

	Multi-Utilities & Unregulated Power – 2.6%
147,015	PG&E Corp.	5,651,256
196,409	Public Service Enterprise Group, Inc.	6,408,826

		12,060,082

	Oil, Gas & Consumable Fuels – 11.2%
94,083	Chevron Corp.	6,232,999
199,652	ExxonMobil Corp.	13,957,671
78,690	Hess Corp.	4,229,587
218,358	Marathon Oil Corp.	6,579,127
162,781	Royal Dutch Shell PLC ADR	8,169,978
208,659	Total SA, Sponsored ADR	11,315,578
52,874	XTO Energy, Inc.	2,016,614

		52,501,554

	Paper & Forest Products – 0.9%
143,229	Weyerhaeuser Co.	4,358,458

	Personal Products – 0.9%
133,516	Estee Lauder Cos., Inc. (The), Class A	4,361,968

1

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Pharmaceuticals – 8.1%
275,119	Bristol-Myers Squibb Co.	$5,587,667
135,205	Johnson & Johnson	7,679,644
484,124	Pfizer, Inc.	7,261,860
427,587	Schering-Plough Corp.	10,740,985
140,829	Wyeth	6,392,228

		37,662,384

	Semiconductors & Semiconductor Equipment – 1.1%
453,203	Applied Materials, Inc.	4,971,637

	Software – 1.1%
219,043	Microsoft Corp.	5,206,652

	Specialty Retail – 0.8%
234,062	Gap, Inc. (The)	3,838,617

	Textiles, Apparel & Luxury Goods – 0.8%
74,532	Nike, Inc., Class B	3,859,267

	Total Common Stocks (Identified Cost $480,218,635)	432,675,270

Principal Amount
Short-Term Investments – 3.1%
$14,253,102	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $14,253,102 on 7/1/2009 collateralized by $14,170,000 Federal National Mortgage Association, 5.625% due 9/18/2017 with a value of $14,541,963 including accrued interest (c) (Identified Cost $14,253,102)	14,253,102
	Total Investments - 95.8% (Identified Cost $494,471,737)(a)	446,928,372
	Other assets less liabilities — 4.2%	19,736,043

	Net Assets — 100.0%	$466,664,415

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $494,471,737 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,485,405
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(65,028,770)

Net unrealized depreciation	$(47,543,365)

2

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2009 (Unaudited)

At September 30, 2008 post-October capital loss deferrals were $12,052,896. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•

Level 2 – prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks*	$432,675,270	$—	$—	$432,675,270
Short-Term Investments	14,253,102	—	—	14,253,102

Total	$446,928,372	$—	$—	$446,928,372

*	Major categories of the Fund’s investments are included above.

Net Asset Summary at June 30, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	11.2%
Pharmaceuticals	8.1
Capital Markets	5.3
Diversified Telecommunication Services	4.9
Insurance	4.7
Diversified Financial Services	4.6
Beverages	3.9
Media	3.9
Commercial Banks	3.5
Computers & Peripherals	3.2
Health Care Equipment & Supplies	2.9
Aerospace & Defense	2.7
Multi-Utilities & Unregulated Power	2.6
Health Care Providers & Services	2.5
Food & Staples Retailing	2.3
Energy Equipment & Services	2.2
Communications Equipment	2.1
Industrial Conglomerates	2.0
Chemicals	2.0
Other Investments, less than 2% each	18.1
Short-Term Investments	3.1

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	August 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 26, 2009